N-2 - USD ($)		Jun. 23, 2025	May 31, 2025
Cover [Abstract]
Entity Central Index Key		0002052250
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		GOLDENTREE OPPORTUNISTIC CREDIT FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses:	Class I Shares	Class A Shares	Class C Shares	Class T Shares	Class U Shares	Class U‑2 Shares

Sales load (as a percentage of the offering price)(1)	None	3.00%	None	None	(2)	None	(2)	2.50%

Maximum Early Withdrawal Charge (as a percentage of original purchase price)(3)	None	None	1.00%	None	None	None

Distribution reinvestment plan fees(4)	None	None	None	None	None	None
(1)
Investors purchasing Class A Shares may be charged a sales load of up to 3.00% of the investment amount. Investors purchasing Class U-2 Shares may be charged a sales load of up to 2.50% of the investment amount. The table assumes the maximum sales load is charged. The Fund and/or a Selling Agent may, in its discretion, waive all or a portion of the sales load for certain investors.

(2)
While Class T and Class U Shares do not impose a front-end sales charge, if you purchase Class T or Class U Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. See “Plan of Distribution.”

(3)	Class C Shares that have been held less than one year (365 days) from the purchase date will be subject to an early withdrawal charge of 1.00% of the original purchase price.
(4)
Each holder of at least one full share will be able to “opt out” of the Fund’s dividend reinvestment plan (“DRIP”). The expenses of administering the DRIP are included in “Other expenses.” See “Distribution Reinvestment Plan.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Fund Expenses (as a percentage of net assets attributable to Shares):(5)
Management fee(6)	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%
Interest expenses on borrowed funds(7)	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Other expenses(8)	0.93%	1.43%	1.93%	1.68%	1.68%	1.68%
Distribution Fee	None	0.50%	0.75%	0.75%	0.75%	0.50%
Shareholder Servicing Fee	None	None	0.25%	None	None	0.25%
Remaining Other Expenses	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Total annual expenses	4.22%	4.72%	5.22%	4.97%	4.97%	4.97%
Fee Waiver and/or Expense Reimbursement(9)	(0.44)%	(0.44)%	(0.44)%	(0.44)%	(0.44)%	(0.44)%
Total Annual Fund Expenses After Fee Waiver and/or Expense Reimbursement(9)	3.78%	4.28%	4.78%	4.53%	4.53%	4.53%
(5)
“Annual Fund Expenses” are estimated based on projected amounts for the Fund’s first full year of operations and assume that the Fund (i) raises approximately $750,000,000 in proceeds in its first full year resulting in estimated average net assets of approximately $400,000,000 during its first full year and (ii) incurs leverage in an amount equal to 17% of the Fund’s average net assets during its first full year.

(6)
The Fund pays the Adviser the Management Fee in consideration of the investment advisory services that the Adviser provides to the Fund at the annual rate of 1.85% of the Fund’s Gross Assets. The Management Fee amount in the table above is greater than 1.85% because it is computed as a percentage of the Fund’s net assets for presentation therein pursuant to SEC requirements. The Adviser has contractually agreed to waive the Fund’s management fee in the amount of 0.375% of the Fund’s average daily Gross Assets on an annualized basis through the last day of the sixth full month following the Fund’s commencement of operations. The Adviser has also contractually agreed to waive the Fund’s management fee in the amount of 0.375% of the Fund’s average daily Gross Assets on an annualized basis through the last day of the twelfth full month following the Fund’s commencement of operations. See “Management — Management Fee.”

(7)
“Interest expenses on borrowed funds” assumes the issuance of preferred shares and/or indebtedness in an amount equal to 17% of the Fund’s average net assets, including dividends and/or interest payable on such preferred shares and/or indebtedness at an assumed interest rate of 6.00%, which is based on comparable preferred and debt offerings with a similar borrower profile and includes the amortization of cost associated with obtaining borrowings and unused commitment fees. In the event that the Fund were to issue additional preferred shares or debt securities, the Fund’s borrowing costs, and correspondingly its total annual expenses, including, in the case of such preferred shares, the management fee as a percentage of the Fund’s net assets attributable to the Shares, would increase.
(8)
“Other expenses” includes the Fund’s overhead expenses, including payments under the Administration Agreement based on the Fund’s allocable portion of overhead and other expenses incurred by the Adviser and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. See “Management — The Administrator.” “Other expenses” also includes the ongoing expenses to the independent accountants and legal counsel of the Fund, compensation of Independent Trustees, tax compliance costs, transfer agent costs, valuation agent costs, printer costs, custody costs, insurance costs, organizational and offering costs, and cost and expenses relating to rating agencies. See “Fund Expenses.”

(9)
The Adviser has contractually agreed to reimburse expenses to limit total annual operating expenses (excluding management fees, distribution and/or servicing fees, investment-related expenses, borrowing costs, borrowing-related costs, taxes, brokerage expenses, litigation expenses, acquired fund fees and expenses, and extraordinary expenses) to no more than 0.80% of the Fund’s average daily Gross Assets. This contractual arrangement will remain in effect at least one year from the effective date of the Fund’s registration statement on Form N-2 unless the Fund’s Board of Trustees approves its earlier termination. The Adviser may recoup from the Fund any waived amount or reimbursed expenses with respect to the Fund pursuant to the Expense Limitation Agreement if such recoupment does not cause the Fund to exceed the current expense limit or the expense limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years from the date the amount was initially waived or reimbursed. The Adviser has contractually agreed to waive the Fund’s management fee in the amount of 0.375% of the Fund’s average daily Gross Assets on an annualized basis through the last day of the twelfth full month following the Fund’s commencement of operations.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
EXAMPLE:
The following example is furnished in response to the requirements of the SEC and illustrates the various costs and expenses that you would pay, directly or indirectly, on a $1,000 investment in Shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested at NAV, and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be*:

	1 year	3 years	5 years	10 years
Class I Shares	$38	$119	$202	$417
Class A Shares	$72	$160	$249	$475
Class C Shares	$48	$148	$248	$499
Class T Shares	$45	$141	$237	$479
Class U Shares	$45	$141	$237	$479
Class U-2 Shares	$69	$163	$256	$492
If, at the end of each period, your Shares are repurchased in full, your costs would be*:

	1 year	3 years	5 years	10 years
Class C Shares	$58	$148	$248	$499
*
The example should not be considered a representation of future returns or expenses, and actual returns and expenses may be greater or less than those shown. The example assumes that the estimated “other expenses” set forth in the Annual Fund Expenses table are accurate, and that all dividends and distributions are reinvested at NAV. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Purpose of Fee Table , Note [Text Block]
The following table is intended to assist you in understanding the costs and expenses that an investor in Shares will bear directly or indirectly. Actual expenses will depend on the number of Shares the Fund sells in this offering and the amount of leverage the Fund employs, if any. The following table should not be considered a representation of the Fund’s future expenses. Actual expenses may be greater or less than shown.

Other Transaction Fees, Note [Text Block]		Class C Shares that have been held less than one year (365 days) from the purchase date will be subject to an early withdrawal charge of 1.00% of the original purchase price.
Other Expenses, Note [Text Block]		“Other expenses” includes the Fund’s overhead expenses, including payments under the Administration Agreement based on the Fund’s allocable portion of overhead and other expenses incurred by the Adviser and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. See “Management — The Administrator.” “Other expenses” also includes the ongoing expenses to the independent accountants and legal counsel of the Fund, compensation of Independent Trustees, tax compliance costs, transfer agent costs, valuation agent costs, printer costs, custody costs, insurance costs, organizational and offering costs, and cost and expenses relating to rating agencies. See “Fund Expenses.”
Management Fee not based on Net Assets, Note [Text Block]		The Fund pays the Adviser the Management Fee in consideration of the investment advisory services that the Adviser provides to the Fund at the annual rate of 1.85% of the Fund’s Gross Assets. The Management Fee amount in the table above is greater than 1.85% because it is computed as a percentage of the Fund’s net assets for presentation therein pursuant to SEC requirements. The Adviser has contractually agreed to waive the Fund’s management fee in the amount of 0.375% of the Fund’s average daily Gross Assets on an annualized basis through the last day of the sixth full month following the Fund’s commencement of operations. The Adviser has also contractually agreed to waive the Fund’s management fee in the amount of 0.375% of the Fund’s average daily Gross Assets on an annualized basis through the last day of the twelfth full month following the Fund’s commencement of operations. See “Management — Management Fee.”
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, OPPORTUNITIES AND STRATEGIES
Investment Objective
The Fund’s investment objective is to seek to achieve attractive risk-adjusted total returns by investing dynamically across a broad range of public and private credit markets. In pursuing its investment objective, the Fund will seek income in addition to capital appreciation.
Investment Opportunities and Strategies
The Fund seeks to achieve its investment objective by investing opportunistically across credit markets, focusing primarily on credit investments and credit-related investments, which include the debt investment and certain equity investments discussed below (collectively, “Credit Investments”). The Fund focuses on the following types of Credit Investments: private credit, public corporate credit, structured credit, and distressed investments. The Fund will allocate to investments which GoldenTree believes offer compelling risk-adjusted return potential and will dynamically adjust allocations over time based on the market environment. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in Credit Investments, which include foreign instruments (e.g., Credit Investments issued by developed and emerging market issuers) and illiquid and restricted securities. The Fund may invest all or substantially all of its assets in illiquid or restricted securities. Although the Fund primarily makes investments denominated in U.S. dollars, the Fund may make investments denominated in other currencies.
The Fund’s 80% policy with respect to investments in Credit Investments is not fundamental and may be changed by the Board without shareholder approval. Shareholders will be provided with sixty (60) days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The Fund’s investments in derivatives, other investment companies and other instruments are counted towards the Fund’s 80% investment policy to the extent they have economic characteristics similar to the investments included within that policy.
Private Credit
The Fund will seek attractive risk-adjusted returns by investing in private credit assets made to performing borrowers, characterized by what GoldenTree believes to be an attractive margin of safety and total return profile. GoldenTree assesses an investment’s quantitative margin of safety by comparing the issuer’s enterprise value to the market value of its debt. The Fund will seek to capitalize on GoldenTree’s ability to provide a broad range of solutions to issuers and sponsors.
Fund’s private credit investments are typically financing solutions to companies with EBITDA of $100 million to $1 billion. This market segment represents issuers with longer track records and more consistent earnings profiles than smaller issuers. The Fund’s private credit exposure is expected to be primarily in first lien senior secured loans, second lien loans, unsecured bonds or preferred securities, with the largest geographic exposure to be to issuers domiciled in North America, followed by Western Europe.
GoldenTree has made over $8 billion in private credit investments across nearly 20 industries over the last decade. GoldenTree’s success in private credit investing has been a result of its differentiated investment process, collaborative team structure, and senior investment team that has executed across a variety of market and economic environments. GoldenTree’s competitive advantages include its range of industry expertise, ability to structure financings across an issuer’s capital structure and for various uses, ability to analyze more complex opportunities, and sourcing through its broad capital markets relationships and current portfolio companies.
GoldenTree executes a multi-channel sourcing approach to its private credit investments. This includes leveraging relationships through its corporate issuers, financial sponsors, control investments, restructuring and legal advisors, and various private and public capital markets participants such as banks. Borrowers value GoldenTree’s speed, size, sophistication, and independence. GoldenTree seeks to structure strong covenant packages and important terms that include limiting incremental secured debt, restricting dividend payments, limiting the ability for the issuer to sell certain assets, and cash flow sweep mechanisms that enhance margin of safety. GoldenTree will often secure important economics that can enhance the return profile of the investment. This includes original issue discounts, improved coupon spread and call protection at prices above par.
Public Corporate Credit
The Fund’s public corporate credit strategy seeks compelling risk-adjusted returns across bond and loan investments that are more liquid and tradeable in nature. The Fund is generally focused on issuers with enterprise values of $500 million or greater and instruments which have more than 1.5x asset coverage and a catalyst to drive total return. These investments will include below-investment grade (commonly referred to as “high yield” securities or “junk bonds”) and non-rated debt, including first lien loans, second lien loans, revolving loans, below-investment grade senior secured or unsecured bonds, convertible bonds, preferred stock and mezzanine loans. These investments may also include debt investments in issuers that are experiencing balance sheet stress or other special, complex situations that causes their debt to trade at an attractive discount to the Adviser’s analysis of its fair value.
GoldenTree’s fundamental, value driven investment process allows the Adviser to identify the best value across an issuer’s capital structure, focusing on securities which GoldenTree believes have an attractive margin of safety, catalysts to drive total return, and compelling relative value. GoldenTree’s investment process has been successfully implemented for over 30 years across market cycles (25 at GoldenTree and 10 at MacKay Shields). GoldenTree’s investment team includes industry specialists that have a comprehensive understanding of their respective industries and significant experience investing across capital structures. The investment team generates proprietary company, industry, sector and country specific research – critical inputs to identifying and underwriting investment opportunities to fit GoldenTree’s process. Proprietary systems allow GoldenTree to constantly perform relative value analysis and re-evaluate the existing portfolio alongside new opportunities.
Structured Credit
The Fund’s structured credit strategy includes securitizations across a diverse set of asset types such as corporate, residential, consumer and commercial assets. These investments may be more liquid tradeable instruments or investments that are more bespoke in nature, including collateralized loan obligations and certain other pooled investment vehicles. In line with the Adviser’s investment process, the Fund’s structured credit investments typically have catalysts to drive attractive total returns.
GoldenTree believes that the Fund’s structured Credit Investments will benefit from GoldenTree’s broad resources and expertise across its portfolio management, trading, legal, and operational teams. GoldenTree believes its collaborative approach and broad-based credit expertise allows the firm to react quickly and be a solution provider to issuers and counterparties which can differentiate it from its peers, and allows the Adviser to invest in unique opportunities.
GoldenTree utilizes highly-customized systems to analyze its structured Credit Investments. The Adviser has committed significant resources to developing and customizing proprietary technology to analyze structural and portfolio-level characteristics, return expectations and margin of safety. GoldenTree’s differentiated structuring, sourcing and underwriting expertise creates a broad opportunity set and allows GoldenTree to capitalize on various themes in the asset class. This includes technical dislocations driven by market volatility and forced selling, accessing underbanked asset classes, structuring capital relief transactions for banks, and establishing partnerships with best-in-class originators to source high quality assets.
Distressed
The Fund’s distressed investments strategy seeks compelling risk-adjusted returns by investing in distressed investments in companies undergoing balance sheet restructurings and operational turnarounds. This may include debt, equity, or other securities of companies undergoing, or that have recently completed, bankruptcies, reorganizations, insolvencies, liquidations or other fundamental changes (i.e., special situation and stressed investments).
GoldenTree has made nearly $35 billion in distressed investments globally across 20 sectors since 2000. GoldenTree seeks to create value through its leadership in all facets of the company’s restructuring and operational turnaround. This includes efforts aimed at optimizing the company’s capital structure, improving governance, backstopping new capital, and working with management to execute strategies for growth. For each distressed investment, GoldenTree’s Industry Specialists partner with its Restructuring & Turnaround professionals. This process begins with determining the discount relative to its intrinsic value for which GoldenTree is creating the position. In determining the pro forma enterprise value, the industry specialist will evaluate factors such as revenue and margin growth, cost structure, competitive positioning, industry dynamics and peer valuations. The team also analyzes legal, jurisdictional, and governance-related risks that can impact a successful outcome.
GoldenTree’s dedicated Restructuring & Turnaround Team is comprised of professionals with significant legal, financial, operational, and M&A expertise. Through its differentiated resources and capital, GoldenTree drives important elements of the process that include negotiating restructuring agreements, reconstituting a portfolio company’s board of directors, installing new management, and providing various sources of capital. Post restructuring, GoldenTree takes an active role in helping the portfolio company execute its operational turnaround to drive sustainable, long-term growth. This includes identifying accretive growth acquisitions, divesting non-core assets, or other strategic transactions. Identifying potential exit strategies is a critical component of GoldenTree’s initial underwriting of investments, and the Adviser employs various strategies to return capital, such as opportunistic sales, asset divestitures, dividends, and a full sale of the business.
GoldenTree’s investment process and risk management for distressed investments focuses heavily on determining a company’s enterprise value through proprietary issuer-specific underwriting by industry specialists. This involves evaluating broader industry considerations and comparing the investment’s relative value to other opportunities. GoldenTree utilizes its nearly 15-person Restructuring and Turnaround team to analyze legal, jurisdictional and creditor specific risks. This includes engaging external legal, restructuring, financial and policy advisors to augment the Firm’s in-house resources. GoldenTree actively seeks to create value in distressed investments by optimizing the company’s capital structure, improving governance, and executing strategic operational turnarounds. They strive to install strong boards and management teams, ensuring effective corporate governance to support sustainable earnings growth and long-term value creation. Their restructuring professionals, based in the U.S. and Europe, have extensive experience with financial, legal, and operational components of restructuring, and many have hands-on operating experience and have served as board directors. GoldenTree’s size and expertise ensure a critical leadership position on creditor committees, negotiating restructuring agreements, reconstituting boards, hiring new management, and developing operating strategies.
The Fund intends to invest, at times, in securities and other financial instruments of U.S. and non-U.S. entities and other assets, including all types of debt obligations and may have varying terms with respect to collateralization, seniority or subordination, purchase price, convertibility, interest payments and maturity, and may consist of (i) public and private below-investment grade and nonrated debt, including, but not limited to, first lien bank debt, second lien bank debt, revolving loans, below-investment grade senior secured or unsecured bonds, convertible bonds, preferred stock, mezzanine loans, trade claims, liquidating trusts, and assignments; (ii) debt and equity tranches of collateralized loan obligations (“CLOs”); structured credit; residential mortgage-backed securities; asset-backed securities (“ABS”) (including, student loans, auto loans and manufactured housing); debt and equity tranches of ABS collateralized debt obligations (“CDO”) (e.g., commercial real estate
CDOs); monoline-related securities; esoteric ABS (including, airplane leased-back securitizations, revenue securitizations (e.g., toll road and franchise fees), securitizations, whole business securitizations and trust preferred security CDOs); and any assets underlying the foregoing instruments; (iii) any other securities with fixed-income characteristics, including, without limitation, investment grade debt, debentures, notes, deferred interest, pay-in-kind (“PIK”) or zero coupon, equipment lease and trust certificates and commercial paper; (iv) distressed debt or equity securities, including those acquired in connection with bankruptcies and reorganizations of issuers; (v) treasury and government and agency bonds issued by the U.S. and foreign governments, money markets, bank deposits or commercial paper; (vi) registered investment companies (subject to applicable law); (vii) equity securities (public and/or private), including common and preferred stocks; convertible securities; rights and warrants; depositary receipts; and pooled investment vehicles, such as real estate investment trusts, other investment companies, such as exchange-traded funds (“ETFs”), non-ETF exchange-traded vehicles, and partnership interests; (viii) interest rate, currency, commodity, equity and other derivative products, including (a) futures contracts (and options thereon) relating to stock indices, currencies, U.S. Government securities and securities of non-U.S. governments, other financial instruments and all other commodities, (b) swaps, options, swaptions, warrants, caps, collars, floors and forward rate agreements, (c) spot and forward currency transactions and (d) agreements relating to or securing such transactions; and (ix) any other obligations and instruments or evidences of indebtedness of whatever kind or nature that exist now or are hereafter created, in each case, of any person, whether or not publicly traded or readily marketable.
The Fund may utilize various derivative strategies (both long and short positions) involving the purchase or sale of futures and forward contracts (including foreign currency exchange contracts), credit default swaps, call and put options, total return swaps, basis swaps and other swap agreements and other derivative instruments for investment purposes, leveraging purposes or in an attempt to hedge against market, credit, interest rate, currency and other risks in the portfolio.
Under normal market conditions, the Fund may also invest up to 20% of its net assets in any combination of the following: (i) equity or equity-related securities; (ii) swaps and other derivative instruments that do not have economic characteristics similar to those included in the Fund’s 80% investment policy (including total return, index and interest rate swaps, options, warrants, forward contracts, futures contracts and options on futures contracts); and (iii) foreign currencies.
The Fund is a non-diversified investment company under the 1940 Act and expects to hold a narrower range of investments than a diversified fund under the 1940 Act.
The Adviser believes that the Fund will benefit from GoldenTree’s broad platform and experience across global credit markets in sourcing unique opportunities and identifying attractive relative value across asset classes. The Fund will be diversified by sector and invest globally with the largest expected geographic exposures to issuers domiciled in North America followed by Western Europe.
GoldenTree’s senior investment team has on average more than 20 years of experience in creating value through its investments across market cycles. The Adviser believes its global investment team of Industry Specialists, Restructuring and Turnaround professionals, Capital Markets and Origination professionals, Structured Products Specialists, and Emerging Markets Specialists well-positions GoldenTree to deliver differentiated returns across market environments.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in the Fund involves a number of significant risks. In addition to the other information contained in this prospectus, you should consider carefully the following information before making an investment in the Fund. The risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not presently known to the Fund or not presently deemed material by the Fund might also impair the Fund’s operations and performance and the value of the Fund’s securities. If any of the following events occur, the Fund’s business, financial condition and results of operations could be materially adversely affected and the value of the Fund’s securities may be impaired. In such case, the price of the Fund’s securities could decline, and you may lose all or part of your investment.
Risks Related to the Fund’s Investments
Risks of Investments Generally.
All investments risk the loss of capital. Such investments are subject to investment-specific price fluctuations as well as to macro-economic, market and industry-specific conditions, including but not limited to national and international economic conditions, domestic and international financial policies and performance, conditions affecting particular investments such as the financial viability, sales and product lines of corporate issuers, national and international politics and governmental events, and changes in income tax laws. No guarantee or representation is made that the Fund’s investment program will be successful. The Fund’s investment program involves, without limitation, risks associated with limited diversification, leverage, investments in speculative assets and the use of speculative investment strategies and techniques, interest rates, volatility, tracking risks in hedged positions, credit deterioration or default risks, systems risks and other risks inherent in the Fund’s activities. Certain investment techniques of the Fund (e.g., use of direct leverage or indirectly through leveraged investments) can, in certain circumstances, magnify the impact of adverse market moves to which the Fund may be subject. In addition, the Fund’s investments may be materially affected by conditions in real estate markets, the financial markets and overall economic conditions occurring globally and in particular markets where the Fund may invest its assets.
The Fund’s methods of minimizing such risks may not accurately predict future risk exposures. Risk management techniques are based in part on the observation of historical market behavior, which may not predict market divergences that are larger than historical indicators. Also, information used to manage risks may not be accurate, complete or current, and such information may be misinterpreted.
Competition; Availability of Investments
While the Fund believes that there are currently available investments of the type in which the Fund may invest, there can be no assurance that such investments will continue to be available for the Fund’s investment activities, or that available investments will meet the Fund’s investment criteria.
The activity of identifying, completing and realizing attractive investments is highly competitive and involves a high degree of uncertainty. The Fund expects to encounter competition from other funds or similar market participants having a similar investment program or similar investment strategies and others pursuing the same or similar investment opportunities. Alternative asset management vehicles worldwide are making global competition increasingly intense. As a result, there can be no assurance that the Adviser will be able to identify or successfully pursue attractive investment opportunities. It is possible that competition for appropriate investment opportunities could increase further, thus reducing the number of opportunities available to the Fund, and adversely affecting the terms upon which investments can be made and increasing the costs to the Fund in order to remain competitive. The Fund will from time to time incur bid, due diligence or other costs (including deposits which may not be refundable) on investments which are not consummated or are otherwise not successful. As a result, the Fund will not recover from such investments all of its costs, which will detract from the Fund’s returns. There can be no assurance that the Fund will be able to locate, complete or exit Credit Investments satisfying its investment criteria or that such Credit Investments will satisfy the Fund’s investment program. Likewise, there can be no assurance that the Fund will be able to realize the values of its investments or that it will be able to invest its capital.
Expedited Transactions.
Investment analyses and decisions by the Adviser may be undertaken on an expedited basis in order to make it possible for the Fund to take advantage of short-lived investment opportunities. In such cases, the available information at the time of an investment decision may be limited, inaccurate or incomplete. Furthermore, the Adviser is unlikely to have sufficient time to fully evaluate information which is available. There is a significantly increased risk of making poor investments when they are made on an expedited basis.
Credit Investments.
The Fund will invest primarily in credit and credit-related instruments and derivatives. Such investments generally fluctuate in value based upon broader market factors, such as changes in interest rates, and also based on developments affecting the perceived creditworthiness and ability of the borrower to repay the principal and interest owed with respect to the underlying indebtedness. If a credit investment in the Fund’s portfolio declines in price and/or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Fund’s NAV and/or income would be adversely impacted.
Risks Associated with Directly Originated Senior Secured Loans.
The Fund’s portfolio is expected to include directly originated senior secured loans, including unitranche loans of middle market companies (“Senior Capital Debt Securities”), which are subject to liquidity, market value, credit, interest rate, reinvestment and other risks. There can be no assurance that the Adviser will correctly evaluate the nature and magnitude of the various factors that could negatively affect the value or performance of such assets. These risks could be exacerbated if the portfolio is concentrated in one or more particular types of assets.
The value of the Fund’s assets is expected to be volatile and may fluctuate due to a variety of factors that are inherently difficult to predict and are outside the control of the Fund and the Adviser, including changes in interest rates, prevailing credit spreads, general economic conditions, financial market conditions, domestic or international economic or political events, developments or trends in any particular industry, or the financial condition of the obligors of the Fund’s assets. In particular, the market for Senior Capital Debt Securities has experienced periods of volatility in the supply and demand for such loans, resulting in volatility in, among other things, spreads, interest rate floors, purchase price discounts, leverage, covenants, structure, and other terms. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies and financial instrument options. Such intervention often is intended to influence prices directly and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Additionally, Senior Capital Debt Securities generally have significant liquidity and market value risks since they are not generally traded in organized markets, but are traded (if at all) by banks and other institutional investors in privately negotiated transactions. Because loans are privately syndicated and loan agreements are privately negotiated and customized, loans are not purchased or sold as easily as publicly traded securities. In addition, historically the trading volume in the loan market, especially in the middle market, has been low relative to the high-yield debt securities market.
Senior Capital Debt Securities investments made by the Fund could, in certain cases, provide a first priority lien over some, but not all, of the assets of the relevant borrower, or permit other secured obligations (such as overdrafts, swaps or other derivatives made available by members of a syndicate to the borrower). In addition, a borrower could have two tranches of first-lien debt outstanding, each with first liens on separate collateral. Any secured debt held by the Fund will be secured only to the extent of its liens and only to the extent of underlying assets or incremental proceeds on already secured assets. The Fund cannot guarantee the adequacy of the protection of the Fund’s interests in connection with any investment including the validity or enforceability of a loan and the maintenance of the anticipated priority and perfection of applicable security interests. Under certain circumstances, collateral securing an investment could be released without the consent of the Fund. The Fund’s security interest with respect to investments in secured debt could be unperfected for a variety of reasons, including the failure to make required filings by lenders, and, as a result, the Fund would not have priority over other creditors as anticipated. Furthermore, the Fund cannot assure that claims will not be asserted that could interfere with enforcement of the Fund’s rights.
The obligors of the Fund’s assets will include privately owned middle market businesses. There is generally no publicly available information about these businesses. Some obligors may not meet net income, cash flow and other coverage tests typically imposed by lenders. Numerous factors may affect an obligor’s ability to repay its related obligations, including the failure to meet its business plan, a downturn in its industry or continuing negative economic conditions. A deterioration in an obligor’s financial condition and prospects may be accompanied by deterioration in the collateral securing the Fund’s assets. Such deterioration might impair the ability of such obligor to obtain refinancing or force it to seek to have the Fund’s asset restructured.
Senior Capital Debt Securities are generally considered speculative in nature and may end up in default for a variety of reasons. A defaulted asset may become subject to either substantial workout negotiations or a restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal, and a substantial change in the terms, conditions and covenants with respect to such defaulted asset. In addition, such negotiations or restructuring may be quite extensive, protracted and costly over time, and therefore may result in substantial uncertainty with respect to the ultimate recovery on such defaulted asset. The liquidity of a defaulted asset will be limited, and if a defaulted asset is sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon.
Loans to middle market businesses generally carry more inherent risks than loans to larger, publicly traded businesses. These middle market companies generally have more limited access to capital and higher financing costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market businesses typically have narrower product lines and smaller market shares than larger businesses. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These businesses may also experience substantial variations in operating results. Typically, the success of a middle market business also depends on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of such persons could have a material adverse impact on the obligor and its ability to repay its obligations. In addition, middle market businesses often need substantial additional capital to expand or compete and will often have borrowed money from other lenders and may need additional capital to survive any economic downturns. Accordingly, loans made to middle market companies involve higher risks than loans made to companies that have larger businesses, greater financial resources or who are otherwise able to access traditional credit sources.
There can be no assurance as to the levels of defaults or the amount or timing of recoveries that may be experienced with respect to the Fund’s assets. Any increase in default levels or decrease in recovery rates, or delays in receipt of recoveries, could adversely affect distributions, if any, to Shareholders.
Second-Lien Loans.
The Fund is expected to invest in loans that are secured by a second lien on assets. Second lien loans have been a developed market for a relatively short period of time, and there is limited historical data on the performance of second lien loans in adverse economic circumstances. In addition, second lien loan products are subject to intercreditor arrangements with the holders of first lien indebtedness, pursuant to which the second lien holders have waived many of the rights of a secured creditor, and some rights of unsecured creditors, including rights in bankruptcy, which can adversely affect recoveries. While there is broad market acceptance of some second lien intercreditor terms, no clear market standard has developed for certain other material intercreditor terms for second lien loan products. This variation in key intercreditor terms may result in dissimilar recoveries across otherwise similarly situated second lien loans in insolvency or distressed situations. While uncertainty of recovery in an insolvency or distressed situation is inherent in all debt instruments, second lien loan products carry more risks than certain other debt products.
For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments in which the Fund invests may decline substantially. It may not be possible to predict, or to hedge against, such “spread-widening” risk. Additionally, the perceived discount in pricing described herein may still not reflect the true value of the assets underlying debt instruments in which the Fund invests, and therefore further deteriorations in value with respect thereto may occur following the Fund’s investment therein. In fact, after mid-2007, the market for many loan instruments, including second lien loans, contracted significantly, which made virtually all leveraged loan instruments, particularly second lien loan instruments, less liquid or illiquid. Many participants ceased underwriting and purchasing certain second lien loan instruments. There can be no assurance that the market for second lien loans will not experience future contractions.
Investing in senior secured loans indirectly through securities of pooled issuers involves particular risks.
The Fund obtains exposure to underlying senior secured loans and other debt instruments through the Fund’s investments but may obtain such exposure directly or indirectly through other means from time to time. Such debt instruments may become nonperforming or impaired for a variety of reasons. For example, nonperforming or impaired loans may require substantial workout negotiations or restructuring that may entail a substantial reduction in the interest rate and/or a substantial write-down of the principal of the loan. In addition, because of the unique and customized nature of a loan agreement and the private syndication of a loan, certain loans may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume in the loan market has been small relative to other markets. Loans may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. Risks associated with senior secured loans include the fact that prepayments generally may occur at any time without premium or penalty.
In addition, the portfolios of certain issuers in which the Fund invests may contain middle market loans (such as certain CLOs and certain private credit vehicles) or other higher-risk assets. Loans to middle market companies may carry more inherent risks than loans to larger, publicly traded entities. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market companies typically have narrower product lines and smaller market shares than large companies. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. The success of a middle market business may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor. Accordingly, loans made to middle market companies may involve higher risks than loans made to companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle market loans or other higher-risk assets in any issuer in which the Fund may invest. As a consequence of the forgoing factors, the securities issued by pooled vehicles that primarily invest in middle market loans (or hold significant portions thereof) or other higher-risk assets are generally considered to be a riskier investment than securities issued by vehicles that primarily invest in broadly syndicated loans.
Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the issuers in which the Fund invests. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent that the issuers that the Fund invests in hold covenant-lite loans, such issuers may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
The Fund’s investments in structured finance securities involve certain risks.
The Fund’s investments will include structured finance securities. Structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral. The Fund and other investors in structured finance securities ultimately bear the credit risk of the underlying collateral. Most structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches which are the focus of the Fund’s investment strategy, and scheduled payments to junior tranches have a priority in right of payment to subordinated/equity tranches.
Structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance. For example, investments in structured vehicles, including CBOs and equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage related securities, trust preferred securities and emerging market debt. The pool of high yield securities underlying CBOs is typically separated into tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates, whereas the lower tranches, with greater risk, pay higher interest rates.
General Risks Related to CLOs.
The Fund may invest in CLOs. Accordingly, the Fund may be exposed to the risks of investments in CLOs, which may be substantial. Such risks include, without limitation, (i) risks associated with the deterioration of the performance of the collateral obligations underlying the relevant CLOs, including risks relating to defaults of the CLO collateral and inability to recover such collateral, (ii) risks relating to the withdrawal of CLO senior tranches (including the negative impact such withdrawals may have on the holders of a CLO’s equity and mezzanine debt), (iii) risks relating to the price volatility of CLO collateral and a CLO’s securities (particularly its equity), (iv) risks relating to the principal payments payable on a CLO’s equity, (v) risks relating to complying with regulations applicable to CLOs and their managers (including risk retention regulations applicable under the laws of certain jurisdictions), (vi) interest rate risk, (vii) risks relating to investing in a “warehousing facility” established in respect of a CLO, (viii) general risks of investing in loans and debt securities, including below investment-grade investments and high-yield securities and (ix) tax implications of investing in CLOs.
The Fund’s portfolio of investments may lack diversification among structured finance securities which may subject the Fund to a risk of significant loss if one or more of these securities experience a high level of defaults on collateral.
The Fund’s portfolio may hold investments in a limited number of structured finance securities. Beyond the asset diversification requirements associated with the Fund’s qualification as a RIC under the Code, the Fund will not have fixed guidelines for diversification, the Fund will not have any limitations on the ability to invest in any one structured finance security, and the Fund’s investments may be concentrated in relatively few structured finance securities. As the Fund’s portfolio may be less diversified than the portfolios of some larger funds, the Fund is more susceptible to risk of loss if one or more of the securities in which the Fund is invested experiences a high level of defaults on its collateral. Similarly, the aggregate returns the Fund realizes may be significantly adversely affected if a small number of investments perform poorly or if the Fund needs to write down the value of any one investment. The Fund may also invest in multiple structured finance securities managed by the same issuer, thereby increasing the Fund’s risk of loss in the event the issuer were to fail, experience the loss of key portfolio management employees or sell its business.
The structured finance securities in which the Fund invests may hold loans that are concentrated in a limited number of industries.
The structured finance securities in which the Fund invests may hold loans that are concentrated in a limited number of industries. As a result, a downturn in the industry or in any particular industry that the structured finance securities in which the Fund invests are concentrated could significantly impact the aggregate returns the Fund realizes.
Failure by a structured finance security in which the Fund is invested to satisfy certain tests will harm the Fund’s operating results.
The failure by an issuer of a structured finance security in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, would lead to a reduction in its payments to the Fund. In the event that a structured finance security fails certain tests, holders of senior debt would be entitled to additional payments that would, in turn, reduce the payments the Fund, as holder of junior debt or equity tranches, would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting structured finance security or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s operating results and cash flows.
Negative loan ratings migration may also place pressure on the performance of certain of the Fund’s structured finance securities investments.
Per the terms of a structured finance security’s indenture, assets rated “CCC+” or lower or their equivalent in excess of applicable limits typically do not receive full par credit for purposes of calculation of the structured finance security’s overcollateralization tests. As a result, negative rating migration could cause a CLO to be out of compliance with its overcollateralization tests. This could cause a diversion of cash flows away from the structured finance security junior debt tranches in favor of the more senior debt tranches until the relevant overcollateralization test breaches are cured. This could have a negative impact on the Fund’s NAV and cash flows.
The Fund’s investments in certain investment vehicles result in additional expenses to the Fund.
The Fund invests in structured finance securities and may invest, to the extent permitted by law, in the securities and other instruments of other investment companies, including private funds, and, to the extent the Fund so invests, will bear the Fund’s ratable share of any such investment expenses, including management and performance fees. In addition to the management and performance fees borne by the Fund’s investments, the Fund also remains obligated to pay management fees to the Adviser with respect to the assets invested in the securities and other instruments of other investment vehicles. With respect to each of these investments, each holder of the Fund’s Shares bears his or her share of the management fee of the Adviser as well as indirectly bearing the management and performance fees charged by the underlying advisor and other expenses of any investment vehicles in which the Fund invests.
In the course of the Fund’s investing activities, the Fund pays management fees to the Adviser and reimburses the Adviser for certain expenses it incurs. As a result, investors in the Fund’s securities invest on a “gross” basis and receive distributions on a “net” basis after expenses, potentially resulting in a lower rate of return than an investor might achieve through direct investments.
The Fund’s investments may be less transparent to the Fund and the Fund’s Shareholders than direct investments in the collateral.
The Fund intends to invest in certain pooled vehicles other related investments. Generally, there may be less information available to the Fund regarding the collateral held by such vehicles than if the Fund had invested directly in the debt of the underlying obligors. As a result, the Fund’s Shareholders do not know the details of the collateral of certain of the issuers in which the Fund invests or receive reporting issued with respect to such issuers. In addition, certain of the information contained in periodic reports and other financial information furnished to the Fund as investor is unaudited. The Fund’s investments are also subject to the risk of leverage associated with the debt issued by such issuers and, in some cases, the repayment priority of senior debt holders in such issuers.
Mortgage-Backed Securities and ABS—Generally.
The investment characteristics of mortgage-backed securities and ABS differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time.
Mortgage-Backed Securities
Commercial Mortgage-Backed Securities. The Fund’s portfolio may include commercial mortgage-backed securities, which are securities backed by obligations (including certificates of participation in obligations) that are principally secured by interests in real property having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. Commercial mortgage-backed securities have been issued in public and private transactions by a variety of public and private issuers using a variety of structures, including senior and subordinated classes. Commercial mortgage loans generally lack standardized terms, tend to have shorter maturities than residential mortgage loans and may provide for the repayment of all or substantially all of the principal only at maturity. All of these factors increase the risk involved with commercial real estate lending. Commercial properties tend to be unique and are more difficult to value than one-to-four family residential properties. Commercial lending is generally viewed as exposing a lender to a greater risk of loss than residential one-to-four family lending since it typically involves larger loans to a single borrower than residential one-to-four family lending.
Commercial mortgage lenders typically look to the debt service coverage ratio of a loan secured by income-producing property as an important measure of the risk of default on a loan. Commercial property values and net operating income are subject to volatility, and net operating income may be sufficient or insufficient to cover debt service on the related mortgage loan at any given time. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate project as well as upon the liquidation value of the underlying real estate. The value of commercial real estate is also subject to a number of laws and regulations, such as regulations and laws regarding environmental clean-up and limitations on remedies imposed by bankruptcy laws and state laws regarding foreclosures and rights of redemption.
Most commercial mortgage loans underlying mortgage-backed securities are effectively non-recourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related mortgage-backed securities are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of mortgage-backed securities may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks, and governmental disclosure requirements with respect to the condition of the property may make a third-party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related mortgage-backed securities. Revenues from the assets underlying such mortgage-backed securities may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes or pay maintenance costs. Such diverted revenue is generally not recoverable without a court-appointed receiver to control collateral cash flow.
Commercial mortgage-backed securities may pay fixed or floating rates of interest. Fixed-rate commercial mortgage-backed securities, like all fixed income securities, generally decline in value as rates rise. Moreover, although generally the value of fixed income securities increases during periods of falling interest rates, the inverse relationship may not be as marked in the case of commercial mortgage-backed securities due to the increased likelihood of prepayments during periods of falling interest rates. This effect is mitigated to some degree for mortgage loans providing for a period during which no prepayments may be made.
Certain commercial mortgage-backed securities lack regular amortization of principal, resulting in a single “balloon” payment due at maturity. If the underlying mortgage borrower experiences business problems, or other factors limit refinancing alternatives, such balloon payment mortgages are likely to experience payment delays or even default.
Residential Mortgage-Backed Securities. The Fund’s portfolio may include residential mortgage-backed securities (“RMBS”). Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by one to four family residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized by government agencies and the securities issued are guaranteed. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the geographic area where the mortgaged property is located, the terms of the mortgage loan, the borrower’s “equity” in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.
Further, each underlying residential mortgage loan in an issue of RMBS may have a balloon payment due on its maturity date. Balloon residential mortgage loans involve a greater risk to a lender than self-amortizing loans, because the ability of a borrower to pay such amount will normally depend on its ability to obtain refinancing of the related mortgage loan or sell the related mortgaged property at a price sufficient to permit the borrower to make the balloon payment, which will depend on a number of factors prevailing at the time such refinancing or sale is required, including the strength of the residential real estate markets, tax laws, the financial situation and operating history of the underlying property, interest rates, conditions in credit markets and general economic conditions. If the borrower is unable to make such balloon payment, the related issue of RMBS may experience losses.
Certain mortgage loans may be of sub-prime credit quality. Originators of loans make sub-prime mortgage loans to borrowers that typically have limited access to traditional mortgage financing for a variety of reasons, including impaired or limited past credit history, lower credit scores, high loan-to-value ratios or high debt-to-income ratios. As a result of these factors, delinquencies and liquidation proceedings are more likely with sub‑prime mortgage loans than with mortgage loans that satisfy customary credit standards. Another factor that may result in higher delinquency rates is the increase in monthly payments on adjustable-rate mortgage loans.
From time to time, the residential mortgage market in the United States has experienced a variety of difficulties and changed economic conditions. Such difficulties and conditions, if they occur, may adversely affect the performance and market value of RMBS and collateralized-debt obligation securities backed by RMBS, including through causing delinquencies and losses with respect to residential mortgage loans to occur and/or increase and/or causing housing prices and appraisal values in many states to decline or stop appreciating. Any such decline or extended flattening of those values may result in increases in delinquencies and losses on RMBS generally.
Asset-Backed Securities.
ABS generally refer to securities backed by assets other than mortgages, mortgage-backed securities, or other mortgage-related assets. Credit card receivables, automobile, boat and recreational vehicle installment sales contracts, commercial and industrial bank loans, home equity loans and lines of credit, manufactured housing loans, corporate debt securities, student loans and various types of accounts receivable commonly support ABS. However, there can be no assurance that innovation in the relevant markets will not transform ABS by adding new classes of assets, new structures, or other features not now familiar in the asset-backed markets.
ABS present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Student loans receivables are highly susceptible to prepayment risk and extension risk due to actions taken by individual borrowers and other variables beyond the issuer’s control. For example, student loans may be extended as a result of grace periods, deferment periods and, under some circumstances, forbearance periods, which may lengthen the remaining term of the student loans and delay principal payments. The risk of investing in ABS is ultimately dependent upon payment of consumer loans by the debtor.
The collateral supporting ABS is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. As with mortgage-backed securities, ABS are often backed by a pool of assets representing the obligations of a number of different parties and may use credit enhancement techniques such as letters of credit, guarantees or preference rights. The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.
Nature of Investment in Subordinated Debt Instruments
The Fund may also make investments in subordinated debt which would be unsecured and rank behind the issuer’s secured indebtedness. While such subordinated debt investments may benefit from similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of the investments and may benefit from cross-default provisions, some or all of such terms may not be part of particular investments. Moreover, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following insolvency, is likely to be substantially less than that of senior creditors. For example, under typical subordination terms, secured creditors are able to block the acceleration of the debt or the exercise by debt holders of other rights or remedies they may have as creditors for a period of time. Accordingly, the Fund may not be able to take steps to protect its investments in a timely manner or at all. In addition, the unsecured debt in which the Fund may invest may not be protected by financial covenants or limitations upon additional indebtedness, could have limited liquidity and may not be rated by a credit rating agency. Further, upon any distribution to an issuer’s creditors in a bankruptcy, liquidation or reorganization or similar proceeding, the holders of such issuer’s senior and/or secured indebtedness (to the extent of the collateral securing such obligation) will be entitled to be paid in full before any payment may be made with respect to the Fund’s subordinated debt investments. In the event of a bankruptcy, liquidation or reorganization or similar proceeding relating to an issuer, the Fund would participate with all other holders of such issuer’s indebtedness in the assets remaining after the issuer has paid all of its senior and/or secured indebtedness (to the extent of the collateral securing such obligation). An issuer may not have sufficient funds to pay all of its creditors and the Fund may receive nothing, or less, ratably, than the holders of senior and/or secured indebtedness of such issuer or the holders of indebtedness that is not subordinated.
Risks Associated with Below Investment-Grade Investments
The Fund may invest in private and government debt financial instruments, which may be unrated or below investment grade. Securities that are rated below investment-grade are sometimes referred to as “high yield” or “junk.” It is likely that many of the debt instruments in which the Fund invests may be unrated, and whether or not rated, the debt instrument may have speculative characteristics. The issuers of such instruments may face significant ongoing uncertainties and exposure to adverse conditions that may undermine the issuer’s ability to make timely payment of interest and principal. Such instruments are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions.
In addition, the Fund may invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments. Financial instruments that are below investment grade or unrated face ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the issuer’s inability to meet timely interest and principal payments. The market values of certain of these lower-rated and unrated debt financial instruments tend to reflect individual corporate developments to a greater extent than do higher-rated financial instruments, which react primarily to fluctuations in the general level of interest rates and tend to be more sensitive to economic conditions than higher-rated financial instruments. As a result (and as noted above), the market prices of such financial instruments can be subject to abrupt and erratic market movements and changes in liquidity and above-average price volatility, and the spread between the bid and asked prices of such financial instruments may be greater than those prevailing in other securities markets. Companies that issue such financial instruments are often highly leveraged and may not have available to them more traditional methods of financing. It is possible that a major economic recession could disrupt severely the market for such financial instruments and may have an adverse impact on the value of such financial instruments. In addition, it is possible that any such economic downturn could adversely affect the ability of the issuers of such financial instruments to repay principal and pay interest thereon and increase the incidence of default of such financial instruments. The potentially concentrated nature of the Fund’s investment program could magnify the effects of such risks.
Liquidity of Fixed Income Markets.
At times, certain sectors of the fixed income markets (such as the ABS and mortgage-backed securities markets) have in the past experienced significant falloffs in liquidity. While such events may sometimes be attributable to changes in interest rates or other factors, the cause is not always apparent. During such periods of market illiquidity, the Fund may not be able to sell assets in its portfolio or may only be able to do so at unfavorable prices. Such “liquidity risk” could adversely impact the value of the Fund’s portfolio, and may be difficult or impossible to hedge against.
Bank Loans.
The Fund’s investment program may include investments in bank loans and participations. These obligations are subject to unique risks, including: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) so-called lender-liability claims by the issuer of the obligations; (iii) environmental liabilities that may arise with respect to collateral securing the obligations; and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. In analyzing each bank loan or participation, the Adviser compares the relative significance of the risks against the expected benefits of the investment. Successful claims by third parties arising from these and other risks will be borne by the Fund.
As secondary market trading volumes increase, new loans are frequently adopting standardized documentation to facilitate loan trading, which may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because of the provision to holders of such loans of confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not as easily purchased or sold as a publicly traded security, and historically the trading volume in the loan market has been small relative to other markets.
Investing in Mezzanine Debt Securities Involves Particular Risks.
The Fund may invest in mezzanine debt. Mezzanine debt typically is junior to the obligations of an issuer to senior creditors, trade creditors and employees. The ability of the Fund to influence such issuer’s affairs, especially during periods of financial distress or following an insolvency, will be substantially less than that of senior creditors. Mezzanine debt instruments are often issued in connection with leveraged acquisitions or recapitalizations in which an issuer incurs a substantially higher amount of indebtedness than the level at which it previously had operated. Default rates for mezzanine debt instruments historically have been higher than for investment-grade instruments. In the event of the insolvency of an issuer or similar event, the Fund’s debt investment therein will be subject to fraudulent conveyance, subordination and preference laws.
Investing in Investment Grade Debt Securities Involves Particular Risks.
Certain credit investments in which the Fund intends to invest are may be rated investment-grade (or otherwise exhibit characteristics similar to investment-grade rated fixed income debt securities). The credit ratings on investment grade debt securities are intended to reflect (but will not necessarily reflect) relatively less credit and liquidity risk than non-investment grade securities such as high-yield debt securities or mezzanine debt securities. Risks of investment grade debt securities may include (among others): (i) marketplace volatility resulting from changes in prevailing interest rates; (ii) the absence, in many instances, of collateral security; (iii) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates that could cause the Fund to reinvest premature redemption proceeds in lower-yielding debt obligations; and (iv) the declining creditworthiness and the greater potential for insolvency of the issuer of such investment debt securities during periods of rising credit spreads or interest rates or economic downturn.
Special Situations and Stressed Investments Risk.
The Fund may invest in special situation investments. Although such investments may result in significant returns for the Fund, they are speculative and involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. Therefore, the Fund will be particularly dependent on the analytical abilities of the Adviser. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Among the risks inherent in investments in a troubled company is that it may be difficult to obtain accurate information as to the financial condition of such company. Troubled company investments and other distressed asset-based investments require active monitoring.
The Fund’s investments in stressed issuers may include issuers that the Adviser believes are reasonably likely to make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities in return for a special situation investment. There can be no assurance, however, that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which the Fund makes its investment in the special situation investment and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that the Fund would receive any interest payments on the special situation investment, the Fund would be subject to significant uncertainty whether the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in special situation investments, the Fund’s ability to achieve current income for its Shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by special situation investments will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the special situation investments or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to special situation investments held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or even no value. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of special situation investments, the Fund may be restricted from disposing of such securities.
Risks Associated with Investments in Distressed Securities.
The Fund may invest in obligations of issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, including companies involved in bankruptcy or other reorganization and liquidation proceedings. These obligations are likely to be particularly risky investments although they also may offer the potential for correspondingly high returns. Among the risks inherent in investments in troubled entities is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments may also be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the bankruptcy court’s power to disallow, reduce, subordinate, recharacterize debt as equity or disenfranchise particular claims. Such companies’ obligations should be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investments in any financial instrument, and a significant portion of the obligations in which the Fund invests may be less than investment grade. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that value of the assets collateralizing the Fund’s investments will be sufficient or that prospects for a successful reorganization or similar action will become available. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than its original investment and/or may be required to accept payment over an extended period of time. Under such circumstances, the returns generated from the Fund’s investments may not compensate the Shareholders adequately for the risks assumed. In addition, under certain circumstances, payments and distributions may be disgorged if any such payment is later determined to have been a fraudulent conveyance or a preferential payment.
In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made.
In certain transactions, the Fund may not be “hedged” against market fluctuations or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.
Troubled companies and other asset-based investments also require active monitoring and may, at times, require participation in business strategy or reorganization proceedings by the Adviser. To the extent that the Adviser become involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. In addition, involvement by the Fund in an issuer’s reorganization proceedings could result in the imposition of restrictions limiting the Fund’s ability to liquidate its positions in the issuer.
Risks of Litigation.
Investing in distressed securities can be a contentious and adversarial process. Different investor groups may have qualitatively different, and frequently conflicting, interests. The Fund’s investment activities may include activities that are hostile in nature and will subject the Fund to the risks of becoming involved in litigation by third parties. This risk may be greater where the Fund exercises control or significant influence over a company’s direction. The expense of defending against claims against the Fund by third parties and paying any amounts pursuant to settlements or judgments would be borne by the Fund and would reduce net assets. The Adviser will be indemnified by the Fund in connection with such litigation, subject to certain conditions.
Risks Associated with Bankruptcy Cases.
Many of the events within a bankruptcy case are adversarial and often beyond the control of the creditors. While creditors generally are afforded an opportunity to object to significant actions, there can be no assurance that a bankruptcy court would not approve actions that may be contrary to the interests of the Fund. Furthermore, there are instances where creditors and equity holders lose their ranking and priority as such when they take over management and functional operating control of a debtor. In those cases where the Fund, by virtue of such action, are found to exercise “domination and control” of a debtor, the Fund may lose its priority if the debtor can demonstrate that its business was adversely impacted or other creditors and equity holders were harmed by the Fund.
Generally, the duration of a bankruptcy case can only be roughly estimated. Unless the Fund’s claim in such case is secured by assets having a value in excess of such claim, no interest will be permitted to accrue and, therefore, the Fund’s return on investment can be adversely affected by the passage of time during which the plan of reorganization of the debtor is being negotiated, approved by the creditors, and confirmed by the bankruptcy court. The risk of delay is particularly acute when a creditor holds unsecured debt or when the collateral value underlying secured debt does not equal the amount of the secured claim. Under most circumstances, unless the debtor is proved to be solvent, no interest or fees are permitted to accrue after the commencement of the debtor’s case, as a matter of U.S. bankruptcy law. Reorganizations outside of bankruptcy are also subject to unpredictable and potentially lengthy delays.
U.S. bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization for the purpose of voting on a plan of reorganization. Because the standard for classification is vague, there exists a significant risk that the Fund’s influence with respect to a class of securities can be lost by the inflation of the number and the amount of claims in, or other alteration of, the class.
The administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors (other than out of assets or proceeds hereof, which are subject to valid and enforceable liens and other security interests) and equity holders. In addition, certain claims that have priority by law (for example, claims for taxes) may be quite high.
The Adviser, on behalf of the Fund, may seek representation on creditors’ committees, equity holders’ committees or other groups to ensure preservation or enhancement of the Fund’s position as a creditor or equity holder. A member of any such committee or group may owe certain obligations generally to all parties similarly situated that the committee represents. If the Adviser concludes that its obligations owed to the other parties as a committee or group member potentially conflict with its duties owed to the Fund, it may resign from that committee or group, and the Fund may not realize the benefits, if any, of participation on the committee or group. In addition and also as discussed above, if the Fund is represented on a committee or group, it may be restricted or prohibited under applicable law from disposing of its respective investments in such company while it continues to be represented on such committee or group.
The Fund may purchase creditor claims subsequent to the commencement of a bankruptcy case. Under judicial decisions, it is possible that such purchase may be disallowed by the bankruptcy court if the court determines that the purchaser has taken unfair advantage of an unsophisticated seller, which may result in the rescission of the transaction (presumably at the original purchase price) or forfeiture by the purchaser.
Fixed Income Securities and Loans
The Fund may invest in bonds or other fixed income financial instruments of U.S. and non-U.S. issuers, including bank debt, bonds, notes, debentures and commercial paper, as well as derivatives thereon. Fixed income financial instruments pay fixed, variable or floating rates of interest. The value of fixed income financial instruments in which the Fund invests will change in response to fluctuations in interest rates. In addition, the value of certain fixed-income financial instruments and bank loans can fluctuate in response to perceptions of creditworthiness, foreign exchange rates, political stability or soundness of economic policies. Fixed income financial instruments and bank loans are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).
U.S. Government Debt Securities Risk.
U.S. government debt securities generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government debt securities are generally lower than the yields available from other securities. Like other debt securities, however, the values of U.S. government debt securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited. In the absence of a suitable secondary market, such participations are generally considered illiquid. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the United States and could impact the liquidity of the U.S. Government securities markets and ultimately the Fund.
Corporate Debt Securities.
Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower-grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under “—Convertible Securities Risks,” or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.
Non-U.S. Investments
The Fund is expected to invest in portfolio companies that have operations or assets located outside of the U.S. Investing in non-U.S. assets or companies with operations or assets located outside the U.S. may involve greater risks than investing in U.S. financial instruments or companies that operate (or whose assets are located) solely within the U.S. In particular, the value of the Fund’s investments with non-U.S. exposure may be significantly affected by changes in currency exchange rates, which may be volatile. Although the Adviser may attempt to hedge against foreign currency exchange rate risks by utilizing spot and forward foreign exchange contracts, foreign currency options or other instruments, there can be no assurance that the Adviser will be able to do so successfully or cost-effectively, and the Adviser may decide not to hedge against such risks or to do so only incompletely. Additional risks include: (i) risks of economic dislocations in the host country; (ii) greater difficulty of enforcing legal rights in a foreign jurisdiction; (iii) exposure to fluctuations in interest rates payable with respect to the instruments in which the Fund invests; (iv) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (v) differences between the U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non‑U.S. securities markets; (vi) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and differences in government supervision and regulation; (vii) certain economic and political risks, including potential exchange control regulations, potential restrictions on foreign investments and repatriation of capital and the risks associated with political, economic or social instability, diplomatic developments and the possibility of expropriation or confiscatory taxation; (viii) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such financial instruments; (ix) the application of complex U.S. and non-U.S. tax rules to cross-border investments; (x) possible non-U.S. tax return filing requirements for the Fund; (xi) differing and potentially less well-developed or well-tested corporate laws regarding stakeholder rights, creditors’ rights (including the rights of secured parties), fiduciary duties and the protection of investors; (xii) political hostility to investments by foreign or private equity investors; and (xiii) less publicly available information. While the Adviser will take these factors into consideration in making investment decisions for the Fund and intends to manage the Fund in a manner to minimize exposure to the foregoing risks, there can be no assurance that the Adviser will be able to evaluate the risks accurately or that adverse developments with respect to such risks will not adversely affect the value or realization of investments that are held by the Fund in certain countries.
Investments in Emerging Markets.
Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. Countries in the emerging markets may have their own history of default on external debt when their economies experience a downturn. These risks of sovereign default could adversely affect the value of the Fund’s portfolio even in circumstances when the investment has not performed poorly. Further, emerging markets are generally heavily dependent upon international trade or the health of particular economies and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of certain emerging markets may be based predominantly on only a few industries and may be vulnerable to changes in trade conditions and may have higher levels of debt or inflation. In particular, certain commodities may occupy a prominent position in the economies of emerging markets and such economies are therefore sensitive to fluctuations in commodity prices. Further, emerging markets generally are not as efficient as those in developed countries. In some cases, a market for the security may not exist locally and transactions may need to be made on a non-local exchange. Volume and liquidity levels in emerging markets are lower than in developed countries. In addition, accounting, auditing and financial reporting standards, practices and disclosure requirements that prevail in emerging markets generally are not as high as standards in developed countries. Specifically, valuation of assets, depreciation, exchange differences, deferred taxation, contingent liabilities and consolidation may be treated differently from accounting standards in more developed countries and there is an increased risk of fraud or other deceptive practices. Further, the quality and reliability of official data published by the government or securities exchanges in emerging markets may not accurately reflect the actual circumstances being reported. The issuers of some non-U.S. securities, such as banks and other financial institutions, may be subject to less stringent regulations than would be the case for issuers in developed countries and, therefore, potentially carry greater risk. Consequently, less information is typically available concerning companies located in emerging markets. Accordingly, the Fund’s abilities to conduct effective due diligence in connection with its emerging market investments and to monitor such investments may be adversely affected by these factors. In addition, the Fund’s investment opportunities in certain emerging markets may be restricted by legal limits on foreign investment in local securities or restrictions on the ability to convert currency or to take currencies out of certain countries. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund.
Due to the foregoing risks and complications, the costs associated with investments in emerging market securities generally are higher than for securities of issuers based in developed countries.
Bridge Financings.
From time to time, the Fund may invest in loans made to companies, single-purpose or limited-purpose entities or natural persons on a short-term, senior or subordinated basis or otherwise invest on an interim basis in portfolio companies in anticipation of a future issuance of equity or long-term debt securities or other financing or syndication. Such bridge loans would typically be convertible into or refinanced by a more permanent, long-term financing. However, for reasons not always in the Fund’s control, such long-term securities issuance or other financing or syndication may not occur and such bridge loans and interim investments may remain outstanding. In such event, economic provisions of such loans or the terms of such interim investments may not adequately reflect the risk associated with the position by the Fund.
Investing in Synthetic Securities Involves Particular Risks.
In addition to the credit risks associated with directly or indirectly holding senior bank loans and high-yield debt securities, with respect to synthetic securities, the Fund will usually have a contractual relationship only with the counterparty of such synthetic security, and not with the reference obligor of the reference obligation. The Fund generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference obligation nor will it have any rights of setoff against the reference obligor or rights with respect to the reference obligation. The Fund will not directly benefit from the collateral supporting the reference obligation and will not have the benefit of the remedies that would normally be available to a holder of such reference obligation. In addition, in the event of the insolvency of the counterparty, the Fund may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference obligation. Consequently, the Fund will be subject to the credit risk of the counterparty as well as that of the reference obligor. As a result, concentrations of synthetic securities in any one counterparty subject the Fund to an additional degree of risk with respect to defaults by such counterparty as well as by the reference obligor.
Derivative Instruments Generally.
The Fund may, directly or indirectly, use various derivative instruments, including for hedging and investment purposes. Use of derivative instruments presents various risks, which include the following:
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Tracking. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to the risk of loss.

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Liquidity. Derivative instruments, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets the Fund may not be able to close out a position without incurring a loss. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Fund to the potential of greater losses.

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Leverage. Use of derivative instruments can result in large amounts of leverage, which could magnify the gains and losses experienced by the Fund and could cause the Fund’s NAV to be subject to wider fluctuations than would be the case if the Fund did not use the leverage feature in derivative instruments.

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Over-the-Counter Trading. Derivative instruments that may be purchased or sold by the Fund may include instruments not traded on an exchange. The risk of non-performance by the obligor on such an instrument may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange-traded instrument. In addition, significant disparities may exist between “bid” and “asked” prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange-traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

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Counterparty and Credit Risk. If contracts for investment are entered into between the Fund and a market counterparty as principal (and not as agent), the Fund will be exposed to the risk that the market counterparty may, in an insolvency or similar event, be unable to meet its contractual obligations to the Fund.

Because certain of such transactions will involve instruments that are not traded on an exchange but are instead traded between counterparties based on contractual relationships, the Fund will be subject to the risk that a counterparty will not perform its obligations under the related contracts. Although the Fund intends to pursue its remedies under any such contracts, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. The Fund will also be subject to the risk that a decrease in the NAV of the Fund resulting from portfolio performance, distributions or both, could result in the Fund defaulting under such contracts and losses to the Fund.
Use of Swap Agreements.
The Fund may invest in equity, credit, credit default, contingent recovery, interest rate, index, total return, commodity and currency swap agreements as well as enter contracts for difference and swap-type agreements on derivatives and complex instruments. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specified assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency or in a “basket” of securities representing a particular index. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions. Interest rate swaps, for example, do not typically involve the delivery of securities, other underlying assets or principal. Accordingly, the market risk of loss with respect to an interest rate swap is often limited to the amount of interest payments that the Fund is contractually obligated to make on a net basis.
Swap Execution Facilities. Swaps subject to central clearing must be traded on an exchange or swap execution facility, unless no exchange or swap execution facility “makes the swap available to trade.” These platforms require the Fund to subject itself to regulation by these venues and subject the Fund to the jurisdiction of the CFTC. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free.
Margin Requirements for Non-Cleared Swaps. Rules issued by U.S., EU and other regulators globally (the “Margin Rules”) impose various margin requirements on all swaps that are not centrally cleared, including the establishment of minimum amounts of initial margin that must be posted. Although the Margin Rules are intended to increase the stability of the derivatives market, the overall amount of margin that the Fund will be required to post to swap counterparties may increase by a material amount, and as a result the Fund may not be able to deploy capital as effectively.
Use of Options.
The Fund may buy or sell (write) both call options and put options (either exchange-traded, over-the-counter or issued in private transactions), and when it writes options it may do so on a “covered” or an “uncovered” basis. A call option is “covered” when the writer owns securities of the class and amount of those as to which the call option applies. A put option is covered when the writer has an open short position in securities of the relevant class and amount. The Fund’s options transactions may be part of a hedging tactic (i.e., offsetting the risk involved in another securities position) or a form of leverage, in which the Fund has the right to benefit from price movements in many securities with a small commitment of capital. These activities involve risks that can be large, depending on the circumstances. In general, the principal risks involved in options trading can be described as follows, without taking into account other positions or transactions the Fund may enter into.
When the Fund sells (writes) an option, the risk can be substantially greater than when it buys an option. The seller of an uncovered call option bears the risk of an increase in the market price of the underlying security above the exercise price. Theoretically, the risk of loss is unlimited unless the option is “covered.” If it is covered, an increase in the market price of the security above the exercise price would cause the Fund to lose the opportunity for gain on the underlying security—assuming it bought the security for less than the exercise price. If the price of the underlying security were to drop below the exercise price, the premium received on the option (after transaction costs) would provide profit that would reduce or offset any loss the Fund might suffer as a result of owning the security.
The seller of an uncovered put option theoretically could lose an amount equal to the entire aggregate exercise price of the option, if the underlying security were to become valueless. If the option were covered with a short position in the underlying security, this risk would be limited, but a drop in the security’s price below the exercise price would cause the Fund to lose some or all of the opportunity for profit on the “covering” short position—assuming the Fund sold short for more than the exercise price. If the price of the underlying security were to increase above the exercise price, the premium on the option (after transaction costs) would provide profit that would reduce or offset any loss the Fund might suffer in closing out its short position.
Warrants.
The Fund may receive or purchase warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.
Futures Contracts.
The value of futures contracts depends upon the price of the underlying instrument. The prices of futures contracts are highly volatile, and price movements of futures contracts can be influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments and national and international political and economic events and policies. In addition, investments in futures contracts also are subject to the risk of the failure of any of the exchanges on which the Fund’s positions trade or of its clearinghouses or counterparties.
Futures positions are often illiquid because certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day, no trades may be executed at prices beyond such daily limits. Once the price of a particular futures contract has increased or decreased by an amount equal to the daily limit, positions in that contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Such daily limits could prevent the Fund from promptly liquidating unfavorable positions and subject the Fund to substantial losses or prevent it from entering into desired trades. In extraordinary circumstances, a futures exchange or the CFTC could suspend trading in a particular futures contract, or order liquidation or settlement of all open positions in such futures contract.
Forward Trading.
Forward contracts and options thereon, unlike futures contracts, generally are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. There is no limitation on daily price movements and speculative position limits are not applicable to forward trading (to the extent forward contracts are not traded on exchanges) and “cash” trading. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Fund due to unusually high trading volume, political intervention or other factors. The imposition of controls by government authorities might also limit such forward (and futures) trading to less than that which the Adviser would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in major losses to the Fund.
Currency Exchange Exposure and Currency Hedging.
The Fund may invest a portion of its assets in the securities of non-U.S. issuers and other instruments denominated in non-U.S. currencies, the prices of which are determined with reference to currencies other than the U.S. dollar. The Fund, however, values its securities and other assets in U.S. dollars. The Fund may seek to hedge its non-U.S. currency exposure from time to time, but it may not always be practicable to do so. To the extent unhedged, the value of the Fund’s positions in non-U.S. investments will fluctuate with U.S. dollar exchange rates as well as the price changes of the investments in the various local markets and currencies. In such cases, an increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes its investments will reduce the effect of any increases and magnify the effect of any decreases in the prices of the Fund’s securities in their local markets and may result in a loss to the Fund. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on the Fund’s non-U.S. dollar investments.
Furthermore, the Fund may incur costs in connection with conversions between various currencies. Non-U.S. currency exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund conducts its currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market, or through entering into forward, futures or commodity options contracts to purchase or sell non-U.S. currencies. Most of the Fund’s currency exchange transactions occur at the time securities are purchased and are executed through the local broker or custodian acting for the Fund.
The Fund may seek to protect the value of some portion or all of its portfolio holdings against currency fluctuations by engaging in hedging transactions, but there can be no assurance that such hedging transactions will be effective. The Fund may enter into a number of different types of hedging transactions including, without limitation, forward contracts on currencies and entering into foreign currency borrowings. There can be no guarantee that instruments suitable for hedging currency or market shifts will be available at the time the Fund wishes to use them or will be able to be liquidated when the Fund wishes to do so. In addition, the Fund may choose not to enter into hedging transactions with respect to some or all of its positions.
Equity Risks.
The Fund invests in equity and equity derivative securities. The value of these securities generally will vary with the performance of the issuer and movements in the equity markets generally and for specific sectors. As a result, the Fund may suffer losses if it invests in equity securities of issuers whose performance falls below market expectations or if equity markets generally or specific sectors decline and the Fund has not hedged against such a decline. In its equity derivatives and private placements businesses, the Fund is exposed to risks that issuers will not fulfill their contractual obligations to the Fund, such as delivering marketable common stock upon conversions of convertible securities, registering restricted securities for public resale and maintaining listings on exchanges.
Convertible Securities.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.
Short Selling.
Short selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows the investor to profit from declines in securities prices. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the security necessary to cover a short position will be available for purchase. Additionally, certain market participants could accumulate such securities in a “short squeeze,” which would reduce the available supply, and thus increase the cost, of such securities. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.
Without limiting the generality of the foregoing, even though the Fund secures a “good borrow” of the security sold short at the time of execution, the lending institution may recall the lent security at any time, thereby forcing the Fund to purchase the security at the then-prevailing market price, which may be higher than the price at which such security was originally sold short by the Fund. In addition, the Fund may be required to provide additional margin to its counterparties, including its prime brokers, on short notice if the price of a security underlying a short position suddenly rises. If the Fund is unable to deliver the additional margin required, the Fund may need to prematurely close out the short position at unattractive prices, thereby resulting in a substantial loss. Depending on the timing and magnitude of a price increase in respect of an open short position, the Fund may be required to liquidate long positions to meet margin requirements, thereby further increasing the losses (or decreasing the gains) of the Fund. Further, fees charged to the Fund for borrowing securities may be substantial, and will decrease any gains (or increase losses) associated with a short position.
While the Adviser intends to employ short selling principally as a hedging technique, such short sales may nonetheless be characterized as “naked,” meaning that the Fund does not own the security being sold short. The Adviser will have sole discretion in determining when, whether and in what manner to engage in short selling.
Other Investment Companies.
The Fund may invest in securities of other open- or closed-end investment companies (including ETFs and business development companies (“BDCs”)), subject to applicable regulatory limits, that invest primarily in securities the types of which the Fund may invest directly. The market value of the shares of other investment companies may differ from their NAV. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses, and will remain subject to payment of the Fund’s advisory and other fees and expenses with respect to assets so invested. Shareholders will therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The Adviser will take expenses into account when evaluating the investment merits of an investment in an investment company relative to other available investments.
The securities of other investment companies, including ETFs or BDCs, in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies, including ETFs or BDCs, that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.
The Fund may invest in ETFs, which may involve substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses. ETFs represent shares of ownership in either funds or unit investment trusts that hold portfolios of common stocks, bonds or other instruments, which are designed to generally correspond to the price and yield performance of an underlying index. A primary risk factor relating to ETFs is that the general level of stock or bond prices may decline, thus affecting the value of an equity or fixed income ETF, respectively. An ETF may also be adversely affected by the performance of the specific sector or group of industries on which it is based. Moreover, although index ETFs are designed to provide investment results that generally correspond to the price and yield performance of their underlying indices, ETFs may not be able to exactly replicate the performance of the indices because of various sources of tracking error, including their expenses and a number of other factors.
Licensing Requirements.
Certain federal and local banking and regulatory bodies or agencies may require the Fund, the Adviser and/or certain employees of the Adviser to obtain licenses or authorizations to engage in many types of lending activities. There can be no assurance that any such licenses or authorizations will be granted. Additionally, the Adviser may be compelled to structure certain potential investments in a manner that would not require such licenses and authorizations, although such transactions may be inefficient or otherwise disadvantageous for the issuer and/or any relevant borrower, including because of the risk that licensing authorities would not accept such structuring alternatives in lieu of obtaining a license. The inability of the Fund or the Adviser to obtain necessary licenses or authorizations, the structuring of an originated investment in an inefficient or otherwise disadvantageous manner, or changes in licensing regulations, could adversely affect the Fund’s ability to implement its investment program and achieve its intended results.
Fraud.
Of paramount concern in extending financing or investing in credit investments in the primary market is the possibility of material misrepresentation or omission on the part of the borrower. Such inaccuracy or incompleteness may adversely affect the valuation of the assets supporting credit investments or, in the case of secured financing, may adversely affect the ability of the Fund to perfect or effectuate a lien on underlying collateral securing the financing. The Fund and Adviser will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.
Risks of Default on Underlying Assets.
A default and any resulting loss on an underlying asset will reduce its fair value and, consequently, the fair value of the related investment and the Fund’s portfolio. A wide range of factors could adversely affect the ability of the issuer of an underlying asset to make interest or other payments on that asset. Any defaults and losses will have a negative impact on the fair value of the Fund’s investments and will reduce the cash flows that the Fund receives from its investments.
Credit Risk.
If a credit investment in the Fund’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor experiences a decline in its financial status the Fund’s income may be adversely impacted. Non-payment would result in a reduction of income and a reduction in the value of the applicable credit investment experiencing non-payment. With respect to investments in credit investments that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of non-payment of scheduled dividend, interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, there could be delays or limitations with respect to its ability to realize the benefits of any collateral securing a credit investment. To the extent that the credit rating assigned to a security is downgraded, the market price and liquidity of such security may be adversely affected. With respect to investments in credit investments that are unsecured, such unsecured debt effectively ranks subordinate to the issuer’s secured debt, and there can be no assurance that the issuer will have sufficient assets to repay its unsecured debt after it has repaid its secured debt. The Fund may experience a loss of some or all of its investment.
Prepayment Risk.
Loans are generally prepayable in whole or in part at any time at the option of the obligor at par plus accrued and unpaid interest thereon, and occasionally plus a prepayment premium. Prepayments on loans may be caused by a variety of factors which are often difficult to predict. Consequently, there exists a risk that loans purchased at a price greater than par may experience a capital loss as a result of such a prepayment. When credit market conditions become more attractive to obligors, the rate of prepayment of the Fund’s assets would be expected to increase as obligors refinance to take advantage of such improved conditions, which may negatively impact the Fund.
In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments, and “discount” securities (securities whose principal or par amounts exceed their market values) are adversely affected by slower than anticipated prepayments. Since many mortgage-backed securities and ABS will be discount securities when interest rates are high and will be premium securities when interest rates are low, these mortgage-backed securities and ABS may be adversely affected by changes in prepayments in any interest rate environment. The adverse effects of prepayments may impact the Fund’s portfolio in two ways. First, particular investments may experience outright losses, as in the case of an interest-only security in an environment of faster actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the Adviser may have constructed for these investments, resulting in a loss to the Fund’s overall portfolio. In particular, prepayments (at par) may limit the potential upside of many mortgage-backed securities and ABS to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss.
Bankruptcy Risk.
The Fund may hold investments in obligors that are experiencing, or are expected to experience, severe financial difficulties, which may never be overcome and may lead to uncertain outcomes. The bankruptcy courts of the various jurisdictions in which any such obligor may file bankruptcy would have broad discretion to control the terms of a reorganization, and political factors may be of significant importance in high profile bankruptcies or bankruptcies in particular jurisdictions.
There are a number of significant risks inherent in the bankruptcy process. While creditors are generally given an opportunity to object to significant actions, there can be no assurance that a bankruptcy court, in the exercise of its broad powers, would not approve actions that would be contrary to the interests of the Fund. For example, in order to protect net operating losses of an obligor in bankruptcy, a bankruptcy court might take any number of actions, including prohibiting or limiting the transfer of claims held by certain classes of creditors. Such a prohibition could have a material adverse effect on the value of certain investments made by the Fund. For example, the Fund might be prohibited from liquidating investments which are declining in value.
In addition, under certain circumstances, a lender that has inappropriately exercised control of the management and policies of an obligor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments to the Fund and distributions by the Fund to the Shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, a preferential payment or similar transaction under applicable bankruptcy or other insolvency laws. Furthermore, investments may be adversely affected by statutes related to, among other things, fraudulent conveyances, voidable preferences, lender liability or the bankruptcy court’s discretionary power to disallow, subordinate or disenfranchise particular claims or re-characterize investments made in the form of debt as equity contributions.
Generally, the duration of a bankruptcy case can only be roughly estimated. Unless the Fund’s claim in such case is secured by assets having a value in excess of such claim, no interest will be permitted to accrue and, therefore, the Fund’s return on investment can be adversely affected by the passage of time during which the plan of reorganization of the debtor is being negotiated, approved by the creditors, and confirmed by the bankruptcy court. The risk of delay is particularly acute when a creditor holds unsecured debt or when the collateral value underlying secured debt does not equal the amount of the secured claim. Under most circumstances, unless the debtor is proved to be solvent, no interest or fees are permitted to accrue after the commencement of the debtor’s case, as a matter of U.S. bankruptcy law. Reorganizations outside of bankruptcy are also subject to unpredictable and potentially lengthy delays.
U.S. bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization for the purpose of voting on a plan of reorganization. Because the standard for classification is vague, there exists a significant risk that the Fund’s influence with respect to a class of securities can be lost by the inflation of the number and the amount of claims in, or other alteration of, the class.
The administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors (other than out of assets or proceeds hereof, which are subject to valid and enforceable liens and other security interests) and equity holders. In addition, certain claims that have priority by law (for example, claims for taxes) may be quite high.
The Adviser, on behalf of the Fund, may seek representation on creditors’ committees, equity holders’ committees or other groups to ensure preservation or enhancement of the Fund’s position as a creditor or equity holder. A member of any such committee or group may owe certain obligations generally to all parties similarly situated that the committee represents. If the Adviser concludes that its obligations owed to the other parties as a committee or group member potentially conflict with its duties owed to the Fund, it may resign from that committee or group, and the Fund may not realize the benefits, if any, of participation on the committee or group. In addition, if the Fund is represented on a committee or group, it may be restricted or prohibited under applicable law from disposing of its respective investments in such company while it continues to be represented on such committee or group.
The possibility of litigation among the participants to a reorganization is another consideration that makes any evaluation of the outcome of an investment uncertain. Such uncertainties may also be increased by legal or other factors that limit the ability of the Adviser to obtain reliable or timely information concerning material developments affecting an obligor or that may lengthen a reorganization or liquidation proceeding.
Lender Liability Considerations and Equitable Subordination.
There currently exist a number of judicial decisions in the United States that have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, such lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower resulting in a creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund could be subject to allegations of lender liability.
In addition, under principles that in some cases form the basis for lender liability claims, if a lending institution (a) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower, (b) engages in other inequitable conduct to the detriment of such other creditors, (c) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (d) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of such borrower, a court may subordinate the claim of the offending lending institution to the claims of the disadvantaged creditor or creditors, which is referred to as “equitable subordination.” Because of the nature of certain of the Fund’s investments, the Fund could be subject to claims from creditors of an obligor that the Fund’s investments issued by such obligor that are held by the Fund should be equitably subordinated. The Fund’s investments may involve investments in which the Fund would not be the lead creditor. It is, accordingly, possible that lender liability or equitable subordination claims affecting the investments could arise without the direct involvement of the Fund.
Subordinated Securities.
Investments in subordinated mortgage-backed and ABS involve greater credit risk of default than the senior classes of the issue or series. Many of the default-related risks of whole loan mortgages will be magnified in subordinated securities. Default risks may be further pronounced in the case of mortgage-backed securities secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying mortgage loans. Certain subordinated securities (“first loss securities”) absorb all losses from default before any other class of securities is at risk, particularly if such securities have been issued with little or no credit enhancement or equity. Such securities therefore possess some of the attributes typically associated with equity investments.
Recharacterization.
Under Title 11 of the Bankruptcy Code, a court may use its equitable powers to “recharacterize” the claim of a lender, i.e., notwithstanding the characterization by the lender and borrower of a loan advance as a “debt,” to find that the advance was in fact a contribution in exchange for equity. Typically, recharacterization occurs when an equity holder asserts a claim based on a loan made by the equity holder to the borrower at a time when the borrower was in such poor financial condition so that other lenders would not make such a loan. In effect, a court that recharacterizes a claim makes a determination that the original circumstance of the contribution warrants treating the holder’s advance not as debt but rather as equity. In determining whether recharacterization is warranted in any given circumstance, courts may look at the following factors: (i) the names given to the instruments (if any) evidencing the indebtedness; (ii) the presence or absence of a fixed maturity or scheduled payment; (iii) the presence or absence of a fixed rate of interest and interest payments; (iv) the source of repayments; (v) the adequacy or inadequacy of capital; (vi) the identity of interest between the creditor and the equity holders; (vii) the security (if any) for the advances; (viii) the borrower’s ability to obtain financing from outside lending institutions; (ix) the extent to which the advances were subordinated to the claims of outside creditors; (x) the extent to which the assets were used to acquire capital assets; and (xi) the presence or absence of a sinking fund to provide for repayment. These factors are reviewed under the circumstances of each case, and no one factor is controlling. The Fund may be subject to claims from creditors of an obligor that debt obligations of such obligor held by the Fund should be recharacterized.
Risks Associated with Foreclosure.
Certain investments held by the Fund may be secured by collateral. To the extent the Fund needs to foreclose on such credit investments the Fund may, directly or indirectly, own such collateral and may be subject to the risks incident to the ownership and operation of such assets. In addition, the Fund may, directly or indirectly, incur the burdens of ownership. There is no assurance that there will be a ready market for resale of such assets or that such collateral will be sufficient to satisfy such defaulted loan obligation.
Real Estate Investment-Related Risks.
The Fund may invest in securities or instruments issued by REITs or other real estate-related issuers, which generally will be subject to the risks incident to the ownership and operation of commercial real estate and/or risks incident to the making of nonrecourse mortgage loans secured by real estate, including (i) risks associated with both the domestic and international general economic climate; (ii) local real estate conditions; (iii) risks due to dependence on cash flow; (iv) risks and operating problems arising out of the absence of certain construction materials; (v) changes in supply of, or demand for, competing properties in an area (as a result, for instance, of over-building); (vi) the financial condition of tenants, buyers and sellers of properties; (vii) changes in availability of debt financing; (viii) energy and supply shortages; (ix) changes in the tax, real estate, environmental and zoning laws and regulations; (x) various uninsured or uninsurable risks; (xi) natural disasters; and (xii) the ability of the Fund or third-party borrowers to manage the real properties. With respect to investments in real estate related equity or debt securities, the Fund will in large part be dependent on the ability of third parties to successfully operate the underlying real estate assets. There is no assurance that there will be a ready market for resale of investments because investments in real estate generally are not liquid.
Banking Relationships.
The Adviser and the Fund will hold cash and other assets in accounts with one or more banks, custodians or depository or credit institutions (collectively, “Banking Institutions”), which may include both U.S. and non-U.S. Banking Institutions from time to time. The Fund may also enter into financing arrangements and have other relationships with Banking Institutions. The distress, impairment, or failure of, or a lack of investor or customer confidence in, any of such Banking Institutions may limit the ability of each of the Adviser and the Fund to access, transfer or otherwise deal with its assets, utilize established financing resources, or rely upon any of such other relationships, in a timely manner or at all, and may result in other market volatility and disruption, including by affecting other Banking Institutions. All of the foregoing could have a negative impact on the Fund. For example, in such a scenario, the Fund could be forced to delay or forgo an investment or a distribution, including in connection with a redemption, withdrawal or distribution, or generate cash to fund such investment or distribution from other sources (including by disposing of other investments or making other borrowings) in a manner that it would not have otherwise considered desirable. Furthermore, in the event of the failure of a Banking Institution, access to a depository account with that institution could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC (and similar considerations may apply to Banking Institutions in other jurisdictions not subject to FDIC protection). In such a case, the Adviser, the Fund, as applicable, may not recover all or a portion of such excess uninsured amounts and could instead have an unsecured or other type of impaired claim against the Banking Institution (alongside other unsecured or impaired creditors). The Adviser does not expect to be in a position to reliably identify in advance all potential solvency or stress concerns with respect to the Fund’s banking relationships, and there can be no assurance that the Adviser or the Fund will be able to easily establish alternative relationships with and transfer assets to other Banking Institutions in the event a Banking Institution comes under stress or fails.
Limited Diversification and Focused Portfolio Risk.
The Adviser may concentrate the Fund’s investments in particular instruments, companies, sectors, countries and regions. Losses incurred in the portfolio’s more concentrated positions could have a materially adverse effect on the Fund’s overall financial condition. In addition, if the price of any of the Fund’s investments decreases, and the Adviser is unable for any reason to liquidate the position quickly or at a relatively advantageous price, the effect of such decrease on the Fund’s portfolio would be greater if the Fund had concentrated its assets in such a position. Such effects could have the result of decreasing the Fund’s returns.
Some concentration with respect to particular obligors, regions and sectors is expected to exist in the Fund’s investment portfolio, and such concentration could, at any one time, be significant. In addition, because redemptions and repayments of assets will occur, a concentration in any one obligor, region or sector may occur or increase over time. Any such concentration can be expected to subject the Fund to a greater degree of risk with respect to the impact of a default by such obligor, or a greater degree of risk related to adverse business conditions in such region or sector.
The Fund and the Fund’s investments are subject to interest rate risk.
Since the Fund may incur leverage (including through preferred shares and/or debt securities) to make investments, the Fund’s net investment income depends, in part, upon the difference between the rate at which the Fund borrows funds and the rate at which the Fund invests those funds.
Interest rates may increase or decrease due to governmental actions, among other factors. In a rising interest rate environment, any additional leverage that the Fund incurs may bear a higher interest rate than the Fund’s current leverage. There may not, however, be a corresponding increase in the Fund’s investment income. Any reduction in the level of rate of return on new investments relative to the rate of return on the Fund’s current investments, and any reduction in the rate of return on the Fund’s current investments, could adversely impact the Fund’s net investment income, reducing the Fund’s ability to service the interest obligations on, and to repay the principal of, the Fund’s indebtedness, as well as the Fund’s capacity to pay distributions to the Fund’s Shareholders.
The fair value of certain of the Fund’s investments, particularly debt or preferred equity investments with a fixed coupon or dividend rate, may be significantly affected by changes in interest rates. In general, rising interest rates will negatively affect the price of a fixed rate instrument and falling interest rates will have a positive effect on the price of a fixed rate instrument. In the event of a significantly rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the cash flows from investments held in the Fund and/or such investments’ fair value.
Although senior secured loans are generally floating rate instruments, the Fund’s investments in senior secured loans (directly or indirectly) are sensitive to interest rate levels and volatility. Furthermore, in the event of a significantly rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Fund’s cash flow, fair value of the Fund’s assets and operating results. In the event that the Fund’s interest expense were to increase relative to income, or sufficient financing became unavailable, the Fund’s return on investments and cash available for distribution to Shareholders or to make other payments on the Fund’s securities would be reduced. In addition, future investments in different types of instruments may carry a greater exposure to interest rate risk.
SOFR Risk. Since the discontinuation of London Interbank Offered Rate (“LIBOR”), CLOs (and the collateral they hold) have generally issued debt based on Term SOFR. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level data collected from various sources. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). Term SOFR is a forward-looking term rate determined with reference to certain SOFR derivatives. Changes in the levels of Term SOFR will affect the amount of interest payable on the CLO debt securities, the distributions on the CLO equity and the trading price of the CLO securities.
Both SOFR and Term SOFR are fundamentally different from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR or related derivatives markets, like Term SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR or such SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates like Term SOFR, cannot be predicted based on SOFR’s history or otherwise.
Levels of SOFR or Term SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.
Risks of Replacement Rates. If the applicable rate of interest on any CLO security is calculated with reference to a tenor which is discontinued, such rate of interest will then be determined by the provisions of the affected CLO security, which may include determination by the relevant calculation agent in its discretion. The administrator of a reference rate will not have any involvement in the affected CLOs or loans and may take any actions in respect of such rate without regard to the effect of such actions on the CLOs or loans.
Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace the reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The IRS has issued regulations regarding the tax consequences of the transition from an interbank offered rate (“IBOR”) (such as LIBOR) to a new reference rate in debt instruments and non-debt contracts. Under the regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.
Interest Rate Environment. The senior secured loans in which the Fund may invest (or the loans comprising the collateral of certain vehicles in which the Fund invests) typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the instruments in which the Fund invests. In addition, increasing interest rates may lead to higher prepayment rates, as corporate borrowers look to avoid escalating interest payments or refinance floating rate loans. See “— Risks Related to the Fund’s Investments — Prepayment Risk.” Further, a general rise in interest rates will increase the financing costs of certain investments.
For detailed discussions of the risks associated with a rising interest rate environment, see “— Risks Related to the Fund’s Investments — Risks Associated with Below Investment-Grade Investments.”
The Fund may leverage the Fund’s portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in the Fund.
The Fund may incur leverage, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of Derivative Transactions, preferred shares, debt securities and other structures and instruments, in significant amounts and on terms that the Adviser and the Board of Trustees deem appropriate, subject to applicable limitations under the 1940 Act. Such leverage may be used for the acquisition and financing of the Fund’s investments, to pay fees and expenses and for other purposes. Such leverage may be secured and/or unsecured. Any such leverage does not include leverage embedded or inherent in the structures in which the Fund invests or in derivative instruments in which the Fund may invest. Accordingly, there is a layering of leverage in the Fund’s overall structure.
The more leverage the Fund employs, the more likely a substantial change will occur in the Fund’s NAV. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent leverage is utilized. For instance, any decrease in the Fund’s income would cause net income to decline more sharply than it would have had the Fund not borrowed. Such a decline could also negatively affect the Fund’s ability to make distributions and other payments to the Fund’s securityholders. Leverage is generally considered a speculative investment technique. The Fund’s ability to service any debt that the Fund incurs will depend largely on the Fund’s financial performance and will be subject to prevailing economic conditions and competitive pressures. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if the Fund’s investments were not leveraged.
As a registered closed-end management investment company, the Fund is required to meet certain asset coverage requirements, as defined under the 1940 Act, with respect to any senior securities. With respect to senior securities representing indebtedness (i.e., borrowings or deemed borrowings), other than temporary borrowings as defined under the 1940 Act, the Fund is required to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. With respect to senior securities that are equity (i.e., preferred shares), the Fund is required to have an asset coverage of at least 200%, as measured at the time of the issuance of any such preferred shares and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding preferred shares. If legislation were passed that modifies this section of the 1940 Act and increases the amount of senior securities that the Fund may incur, the Fund may increase its leverage to the extent then permitted by the 1940 Act and the risks associated with an investment in the Fund may increase.
If the Fund’s asset coverage declines below 300% (or 200%, as applicable), the Fund would not be able to incur additional debt or issue preferred shares, and could be required by law to sell a portion of the Fund’s investments to repay some debt or redeem preferred shares when it is disadvantageous to do so, which could have a material adverse effect on the Fund’s operations, and the Fund may not be able to make certain distributions or pay dividends of an amount necessary to continue to be subject to tax as a RIC. The amount of leverage that the Fund employs will depend on the Adviser’s and the Board of Trustees’ assessment of market and other factors at the time of any proposed borrowing. The Fund cannot assure you that the Fund will be able to obtain credit at all or on terms acceptable to the Fund. To the extent that the Fund issues indebtedness or preferred shares of beneficial interest in the future (i.e., senior securities), the Fund’s common shareholders would be subordinated to the rights of such senior security holders. In particular, dividends, distributions and other payments to common shareholders would be subject to prior payments due to such senior security holders. In addition, the 1940 Act provides preferred shareholders and, in certain cases, debt holders, with voting rights that are equal or superior to the voting rights of the Fund’s common shareholders.
In addition, any debt facility into which the Fund may enter would likely impose financial and operating covenants that restrict the Fund’s business activities, including limitations that could hinder the Fund’s ability to finance additional loans and investments or to make the distributions required to maintain the Fund’s ability to be subject to tax as a RIC under Subchapter M of the Code.
The Fund is subject to risks associated with loan assignments and participations.
The Fund may acquire interests in loans either directly (by way of assignment (“Assignment”)) or indirectly (by way of participation) or through the acquisition of synthetic securities or interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. The purchaser by an Assignment of a loan obligation typically succeeds to all the rights and obligations of the selling institution and becomes a lender under the loan or credit agreement with respect to the debt obligation. In contrast, participations (“Participations”) acquired by the Fund in a portion of a debt obligation held by a selling institution (the “Selling Institution”) typically result in a contractual relationship only with such Selling Institution, not with the obligor. The Fund would have the right to receive payments of principal, interest and any fees to which it is entitled under the Participation only from the Selling Institution and only upon receipt by the Selling Institution of such payments from the obligor. In purchasing a Participation, the Fund generally will have no right to enforce compliance by the obligor with the terms of the loan or credit agreement or other instrument evidencing such debt obligation, nor any rights of setoff against the obligor, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the Participation. As a result, the Fund would assume the credit risk of both the obligor and the Selling Institution. In the event of the insolvency of the Selling Institution, the Fund will be treated as a general creditor of the Selling Institution in respect of the Participation and may not benefit from any setoff between the Selling Institution and the obligor.
The holder of a Participation in a debt obligation may not have the right to vote to waive enforcement of any default by an obligor. Selling Institutions commonly reserve the right to administer the debt obligations sold by them as they see fit and to amend the documentation evidencing such debt obligations in all respects. However, most participation agreements with respect to bank loans provide that the Selling Institution may not vote in favor of any amendment, modification or waiver that (1) forgives principal, interest or fees, (2) reduces principal, interest or fees that are payable, (3) postpones any payment of principal (whether a scheduled payment or a mandatory prepayment), interest or fees or (4) releases any material guarantee or security without the consent of the participant (at least to the extent the participant would be affected by any such amendment, modification or waiver).
A Selling Institution voting in connection with a potential waiver of a default by an obligor may have interests different from the Fund’s, and the Selling Institution might not consider the Fund’s interests in connection with its vote. In addition, many participation agreements with respect to bank loans that provide voting rights to the participant further provide that, if the participant does not vote in favor of amendments, modifications or waivers, the Selling Institution may repurchase such Participation at par. An investment by the Fund in a synthetic security related to a loan involves many of the same considerations relevant to Participations.
Purchasers of loans are predominately commercial banks, investment funds and investment banks. As secondary market trading volumes increase, new loans frequently contain standardized documentation to facilitate loan trading that may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because holders of such loans are offered confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not purchased or sold as easily as publicly traded securities are purchased or sold.
The lack of liquidity in the Fund’s investments may adversely affect the Fund’s business.
High-yield investments, including many of the securities in which the Fund expects to invest, will have limited liquidity. Prices of high-yield investments have at times experienced significant and rapid decline when a substantial number of holders (or a few holders of a significantly large “block” of the securities) decided to sell. In addition, the Fund (or the investments in which the Fund holds) may have difficulty disposing of certain high-yield investments because there may be a thin trading market for such securities. To the extent that a secondary trading market for non-investment grade high-yield investments does exist, it would not be as liquid as the secondary market for highly rated investments. Reduced secondary market liquidity would have an adverse impact on the fair value of the securities and on the Fund’s direct or indirect ability to dispose of particular securities in response to a specific economic event such as deterioration in the creditworthiness of the issuer of such securities.
As secondary market trading volumes increase, new loans frequently contain standardized documentation to facilitate loan trading that may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because holders of such loans are offered confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not purchased or sold as easily as publicly traded securities are purchased or sold. Although a secondary market may exist, risks similar to those described above in connection with an investment in high-yield debt investments are also applicable to investments in lower rated loans.
Certain of the securities in which the Fund intends to invest are subject to certain transfer restrictions that impose certain financial and other eligibility requirements on prospective transferees. Other investments that the Fund may purchase in privately negotiated transactions may also be illiquid or subject to legal restrictions on their transfer. As a result of this illiquidity, the Fund’s ability to sell certain investments quickly, or at all, in response to changes in economic and other conditions and to receive a fair price when selling such investments may be limited, which could prevent the Fund from making sales to mitigate losses on such investments.
The Fund may be exposed to counterparty risk.
The Fund may be exposed to counterparty risk, which could make it difficult for the Fund or the funds and other investment vehicles in which the Fund invests to collect on the obligations represented by investments and result in significant losses.
The Fund may hold investments (including synthetic securities) that would expose the Fund to the credit risk of the Fund’s counterparties or the counterparties of the issuers in which it invests. In the event of a bankruptcy or insolvency of such a counterparty, the Fund or an issuer in which such an investment is held could suffer significant losses, including the loss of that part of the Fund’s or the issuer’s portfolio financed through such a transaction, declines in the value of the Fund’s investment, including declines that may occur during an applicable stay period, the inability to realize any gains on the Fund’s investment during such period and fees and expenses incurred in enforcing the Fund’s rights. If the issuer enters into or owns synthetic securities, the issuer may fall within the definition of “commodity pool” under CFTC rules, and the manager of the issuer may be required to register as a commodity pool operator with the CFTC, which could increase costs for the issuer and reduce amounts available to pay interest or principal on the Fund’s investment.
In addition, with respect to certain swaps and synthetic securities, neither an issuer nor the Fund usually has a contractual relationship with the entities, referred to as “Reference Entities” whose payment obligations are the subject of the relevant swap agreement or security. Therefore, neither the issuers nor the Fund generally has a right to directly enforce compliance by the Reference Entity with the terms of this kind of underlying obligation, any rights of set-off against the Reference Entity or any voting rights with respect to the underlying obligation. Neither the issuers nor the Fund will directly benefit from the collateral supporting the underlying obligation and will not have the benefit of the remedies that would normally be available to a holder of such underlying obligation.
Furthermore, the Fund may invest in unsecured notes which are linked to loans or other assets held by a bank or other financial institution on its balance sheet (so called “credit-linked notes”). Although the credit-linked notes are tied to the underlying performance of the assets held by the bank, such credit-linked notes are not secured by such assets, and the Fund has no direct or indirect ownership of the underlying assets. Thus, as a holder of such credit-linked notes, the Fund would be subject to counterparty risk of the bank which issues the credit-linked notes (in addition to the risk associated with the assets themselves). To the extent the relevant bank experiences an insolvency event or goes into receivership, the Fund may not receive payments on the credit-linked notes, or such payments may be delayed.
The Fund is subject to risks associated with defaults on an underlying asset held by the issuers in which the Fund invests.
A default and any resulting loss on an underlying asset held by an issuer in which the Fund invests may reduce the fair value of the Fund’s corresponding investment. A wide range of factors could adversely affect the ability of the borrower of an underlying asset to make interest or other payments on that asset. To the extent that actual defaults and losses on the collateral of an investment exceed the level of defaults and losses factored into its purchase price, the value of the anticipated return from the investment will be reduced. The more deeply subordinated the tranche of securities in which the Fund invests, the greater the risk of loss upon a default.
In addition, the collateral of the Fund’s portfolio companies may require workout negotiations or restructuring in the event of a default or liquidation. Any such workout or restructuring is likely to lead to a substantial reduction in the interest rate of such asset and/or a substantial write-down or write-off of all or a portion the principal of such asset. Any such reduction in interest rates or principal could negatively affect the fair value of the Fund’s portfolio.
Payment-In-Kind and Original Issue Discount.
To the extent that the Fund invests in OID instruments, including PIK loans and zero coupon bonds, investors will be exposed to the risks associated with the inclusion of such non-cash income in taxable and accounting income prior to receipt of cash, including the following risks:
•	the interest payments deferred on a PIK loan are subject to the risk that the borrower may default when the deferred payments are due in cash at the maturity of the loan;
•	the interest rates on PIK loans are higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments;
•	market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash;
•	PIK instruments may have unreliable valuations because the accruals require judgments about ultimate collectability of the deferred payments and the value of the associated collateral; and
•
for U.S. federal income tax purposes, the Fund may be required to make distributions of OID income without receiving any cash and such distributions may have to be paid from offering proceeds or the sale of assets without investors being given any notice of this fact.

Investors will bear indirectly the fees and expenses of the CLO equity securities in which the Fund invests.
Investors will bear indirectly the fees and expenses (including management fees and other operating expenses) of the CLO equity securities in which the Fund invests. CLO collateral manager fees are charged on the total assets of a CLO but are assumed to be paid from the residual cash flows after interest payments to the CLO senior debt tranches. Therefore, these CLO collateral manager fees (which generally range from 0.35% to 0.50% of a CLO’s total assets) are effectively much higher when allocated only to the CLO equity tranche. The calculation does not include any other operating expense ratios of the CLOs, as these amounts are not routinely reported to shareholders on a basis consistent with this methodology; however, it is estimated that additional operating expenses of 0.30% to 0.70% could be incurred. In addition, CLO collateral managers may earn fees based on a percentage of the CLO’s equity cash flows after the CLO equity has earned a cash-on-cash return of its capital and achieved a specified “hurdle” rate.
Any unrealized losses the Fund experiences on the Fund’s portfolio may be an indication of future realized losses, which could reduce the Fund’s income available for distribution or to make payments on the Fund’s other obligations.
As a registered closed-end management investment company, the Fund is required to carry the Fund’s investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by the Adviser. Decreases in the market values or fair values of the Fund’s investments are recorded as unrealized depreciation. Any unrealized losses in the Fund’s portfolio could be an indication of an issuer’s inability to meet its repayment obligations to the Fund with respect to the affected investments. This could result in realized losses in the future and ultimately in reductions of the Fund’s income available for distribution or to make payments on the Fund’s other obligations in future periods.
If the Fund’s distributions exceed the Fund’s taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the Fund’s Shareholders. A return of capital distribution will generally not be taxable to the Fund’s Shareholders. However, a return of capital distribution will reduce a Shareholder’s cost basis in the Shares on which the distribution was received, thereby potentially resulting in a higher reported capital gain or lower reported capital loss when those Shares are sold or otherwise disposed of.
A portion of the Fund’s income and fees may not be qualifying income for purposes of the income source requirement.
Some of the income and fees that the Fund may recognize will not satisfy the qualifying income requirement applicable to RICs. In order to ensure that such income and fees do not disqualify the Fund as a RIC for a failure to satisfy such requirement, the Fund may need to recognize such income and fees indirectly through one or more entities classified as corporations for U.S. federal income tax purposes. Such corporations will be subject to U.S. corporate income tax on their earnings, which ultimately will reduce the Fund’s return on such income and fees.
The Fund’s turnover rate may result in additional costs.
The Fund will not be restricted in effecting transactions by any limitation with regard to its portfolio turnover rate. Higher turnover may result in higher transaction costs such as brokerage commissions, markups, fees and other transaction-related costs.
Risks Relating to an Investment in the Fund’s Securities
The Fund and the Adviser could be the target of litigation.
The Fund or the Adviser could become the target of securities class action litigation or other similar claims. The outcome of any such proceedings could materially adversely affect the Fund’s business, financial condition, and/or operating results and could continue without resolution for long periods of time. Any litigation or other similar claims could consume substantial amounts of the Fund’s management’s time and attention, and that time and attention and the devotion of associated resources could, at times, be disproportionate to the amounts at stake. Litigation and other claims are subject to inherent uncertainties, and a material adverse impact on the Fund’s financial statements could occur for the period in which the effect of an unfavorable final outcome in litigation or other similar claims becomes probable and reasonably estimable. In addition, the Fund could incur expenses associated with defending the Fund against litigation and other similar claims, and these expenses could be material to the Fund’s earnings in future periods.
The Fund’s Distribution Policy may result in all or a portion of a distribution consisting of a return of capital.
If the Fund’s investments do not generate sufficient income, the Fund may liquidate a portion of its portfolio to fund these distributions. Accordingly, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their Shares and potentially increase the taxable gain, if any, upon disposition of their Shares.
Legislative or regulatory tax changes could adversely affect the Fund, Shareholders, and the Fund’s investments.
At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any new laws, regulations or interpretations may take effect retroactively and could adversely affect the Fund’s ability to qualify for tax treatment as a RIC or the U.S. federal income tax consequences to the Fund, its Shareholders or the Fund’s investments. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in the Fund’s Shares or the value or the resale potential of the Fund’s investments. You are urged to consult with your tax advisor with respect to the impact of any such legislation or other regulatory or administrative developments and proposals and their potential effect on your investment in the Fund.
The Fund’s preferred shares (if any) and debt securities (if any) may cause the NAV of the Fund’s Shares to be more volatile.
To the extent that the Fund issues preferred shares or debt securities, such preferred shares or debt securities may cause the NAV of the Fund’s Shares to become more volatile. If the dividend rate on the Fund’s outstanding preferred shares or interest rate payable on indebtedness were to approach the net rate of return on the Fund’s investment portfolio, the benefit of leverage to the common shareholders would be reduced. If the dividend rate on the preferred shares or interest rate payable on indebtedness were to exceed the net rate of return on the Fund’s portfolio, the leverage would result in a lower rate of return to the Shareholders than if the Fund had not issued preferred shares. Any decline in the NAV of the Fund’s investments would be borne entirely by Shareholders. Therefore, if the market value of the Fund’s portfolio were to decline, the leverage would result in a greater decrease in NAV to Shareholders than if the Fund was not leveraged through the issuance of preferred shares and debt securities. The Fund might be in danger of failing to maintain the required asset coverage of the preferred shares or indebtedness or of losing the Fund’s ratings, if any, on the preferred shares or indebtedness or, in an extreme case, the Fund’s current investment income might not be sufficient to meet the dividend requirements on the preferred shares or interest rate payable on indebtedness. In order to counteract such an event, the Fund might need to liquidate investments in order to fund a redemption of some or all of the preferred shares or debt. In addition, the Fund would pay (and Shareholders would bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares or indebtedness, including higher advisory fees if the Fund’s total return exceeds the dividend rate on the preferred shares.
Risks Relating to The Fund’s Business and Structure
The Fund’s investment portfolio is recorded at fair value in accordance with the 1940 Act. As a result, there will be uncertainty as to the value of the Fund’s portfolio investments.
Under the 1940 Act, the Fund is required to carry the Fund’s portfolio investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Board of Trustees, in accordance with Rule 2a-5 under the 1940 Act. Typically, there is no public market for a portion of the Fund’s investments. The Fund expects a majority of the Fund’s investments to be categorized as Level 2 and Level 3 assets. The Fund values these securities based on relevant information compiled by the Adviser and third-party pricing services (when available), and with the oversight of the Board of Trustees.
The determination of fair value and, consequently, the amount of unrealized gains and losses in the Fund’s portfolio, are to a certain degree subjective and dependent on a valuation process approved and overseen by the Board of Trustees. Certain factors that may be considered in determining the fair value of the Fund’s investments include non-binding indicative bids and the number of trades (and the size and timing of each trade) in an investment. Valuation of certain investments is also based, in part, upon third-party valuation models which take into account various market inputs. Investors should be aware that the models, information and/or underlying assumptions utilized by the Adviser or such models will not always correctly capture the fair value of an asset. Because such valuations, and particularly valuations of securities that are not publicly traded like those the Fund holds, are inherently uncertain, they may fluctuate over short periods of time and may be based on estimates. The Adviser’s determinations of fair value may differ materially from the values that would have been used if an active public market for these securities existed. The Adviser’s determinations of the fair value of the Fund’s investments have a material impact on the Fund’s net earnings through the recording of unrealized appreciation or depreciation of investments and may cause the Fund’s NAV on a given date to understate or overstate, possibly materially, the value that the Fund may ultimately realize on one or more of the Fund’s investments.
The Fund’s financial condition and results of operations depend on the Adviser’s ability to effectively manage and deploy capital.
The Fund’s ability to achieve the Fund’s investment objectives depends on the Adviser’s ability to effectively manage and deploy capital, which depends, in turn, on the Adviser’s ability to identify, evaluate and monitor, and the Fund’s ability to acquire, investments that meet the Fund’s investment criteria.
Accomplishing the Fund’s investment objectives on a cost-effective basis is largely a function of the Adviser’s handling of the investment process, its ability to provide competent, attentive and efficient services and the Fund’s access to investments offering acceptable terms, either in the primary or secondary markets. Even if the Fund is able to grow and build upon the Fund’s investment operations, any failure to manage the Fund’s growth effectively could have a material adverse effect on the Fund’s business, financial condition, results of operations and prospects. The results of the Fund’s operations will depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets and economic conditions. Furthermore, if the Fund cannot successfully operate the Fund’s business or implement the Fund’s investment policies and strategies as described in this prospectus, it could adversely impact the Fund’s ability to pay dividends or make distributions. In addition, because the trading methods employed by the Adviser on the Fund’s behalf are proprietary, Shareholders will not be able to determine details of such methods or whether they are being followed.
The Fund has no prior operating history as a closed-end investment company.
The Fund is a non-diversified, closed-end management investment company with no prior operating history. As a result, the Fund does not have significant financial information on which you can evaluate an investment in the Fund or the Fund’s prior performance. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve the Fund’s investment objectives, achieve its desired portfolio composition, or raise sufficient capital and that the value of your investment could decline substantially or become worthless. The Fund currently anticipates investing proceeds from the sale of its Shares within three to six months of the receipt of such proceeds, depending on the availability of appropriate investment opportunities consistent with the Fund’s investment objectives and market conditions. During this period, the Fund will invest in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less. The Fund expects will have returns substantially lower than the returns that the Fund anticipates earning from the Fund’s targeted investments.
Reliance on Certain Management Personnel
The success of the Fund will depend, in large part, upon the skill and expertise of the management of the Adviser. There is no assurance that the principals, investment professionals or certain other members of the management of the Adviser will continue to be employed by the Adviser for any period. In the event of the death, disability or departure of any such individuals, the business and the performance of the Fund may be adversely affected. If the Fund was to incur substantial losses the revenues of the Adviser may decline substantially. Such losses and/or withdrawals and resulting declining revenues may impair the Adviser’s ability to provide the same level of service to the Fund as it has in the past and continue operations. The loss of the services of the Adviser could have a material adverse effect on the Fund.
Further, the success of the Fund will depend, in large part, on the Adviser’s ability to identify and willingness to provide acceptable compensation to attract, retain and motivate talented investment professionals and other employees. There can be no assurance that the Adviser’s investment professionals will continue to be associated with the Adviser throughout the life of the Fund, and the failure to attract or retain such investment professionals could have a material adverse effect on the Fund. Competition in the financial services industry for qualified employees is intense and there is no guarantee that, if lost, the talents of the Adviser’s investment professionals could be replaced.
If the Fund is unable to raise sufficient capital, a Shareholder’s investment will be impacted and it may lead to higher fees.
The offering is being made on a “best efforts” basis, meaning that the Distributor is only required to use its best efforts to distribute Shares and has no firm commitment or obligation to purchase any Shares in the offering. As a result, the amount of proceeds the Fund raises in the offering may be substantially less than the amount the Fund would need to create its desired portfolio of investments, and it may not achieve the economies of scale necessary to operate in a cost effective manner. If the Fund is unable to raise substantial funds, the Fund will make fewer investments resulting in less diversification in terms of the type, number and size of investments that it makes. As a result, the value of a shareholder’s investment may be reduced in the event the Fund’s assets under-perform. Moreover, the potential impact of any single asset’s performance on the overall performance of the portfolio increases. In addition, the Fund’s ability to achieve its investment objective could be hindered, which could result in a lower return on the investments. Further, the Fund will have certain fixed operating expenses, including certain expenses as a closed-end management investment company, regardless of whether the Fund is able to raise substantial funds in this offering. The Fund’s inability to raise substantial funds would increase its fixed operating expenses as a percentage of gross income, causing Shareholders to incur higher fees and reducing the Fund’s net income and limiting its ability to make distributions.
Proprietary Trading May Result in Competition for Investment Opportunities.
The Adviser and its principals, affiliates and employees may trade in the securities and derivatives markets for their own accounts and the accounts of their clients, and in doing so may take positions opposite to, or ahead of, those held by the Fund or may be competing with the Fund for positions in the marketplace. Such trading may result in competition for investment opportunities or create other conflicts of interest on behalf of one or more such persons in respect of their obligations to the Fund.
Evolving and New Investment Approaches.
The Adviser’s investment approach and trading techniques will be continually evolving, and the investment positions reflecting new strategies and trading techniques will be incorporated into the Fund’s portfolio from time to time. The Adviser is not restricted from using the Fund’s capital to develop or incubate new strategies or approaches, even if the Adviser has limited experience in the type of markets or instruments involved. The strategies and approaches developed by the Adviser may not be successful and the resources devoted to the implementation of new approaches or strategies may diminish the effectiveness of the Adviser’s implementation of the Adviser’s established approaches or strategies. In addition, any new investment strategy or hedging technique developed by, or security type purchased by, the Adviser may be more speculative than current strategies, techniques and security types, and may subject the Fund to additional risks.
Reliance on Industry Data Sources and Quantitative Models.
The Adviser may rely on the financial information made available by the issuers, servicers, counterparties, intermediaries, third-party modeling firms, third-party data providers, or trustees of securities in which the Fund will invest or other sources for both valuation and investment purposes. Investors such as the Fund could incur material losses as a result of the difficulty in creating or sourcing useable data in order to create adequate investment models. The Adviser is expected to utilize third-party data sources in connection with its use of third-party and proprietary financial models to aid in the selection and monitoring of investments and to determine the risk profile of the Fund. The success of the Fund’s investment and trading activities will depend on the viability of this data and these analytical models, among other factors. There can be no assurance that the models are currently viable, or, if the models are currently viable, that they will remain viable during the existence of the Fund. The Adviser utilizes this data and creates models based upon its best estimate of the impact of macroeconomic market factors on the markets in which the Fund may invest. Also, there can be no assurance that the investment professionals utilizing the models will be able to (i) determine that any model is or will become not viable, or not completely viable, (ii) ensure that the models will accurately capture these relationships between asset classes and types and continue to do so over time or (iii) notice, predict or adequately react to any change in the viability of a model. The use of a model that is not viable or not completely viable could, at any time, have a material adverse effect on the performance of the Fund. In addition, the use of quantitative models could be adversely impacted by unforeseeable software or hardware malfunction and other technological failures, power loss, software bugs, malicious code such as “worms,” viruses or system crashes or various other events or circumstances within or beyond the control of the Adviser. Certain of these events or circumstances may be difficult to detect.
The Adviser has the right to resign on 90 days’ notice, and the Fund may not be able to find a suitable replacement within that time, resulting in a disruption in the Fund’s operations that could adversely affect the Fund’s financial condition, business and results of operations.
The Adviser has the right, under the Investment Advisory Agreement and under the Administration Agreement, to resign at any time upon 90 days’ written notice, whether the Fund has found a replacement or not. If the Adviser resigns, the Fund may not be able to find a new investment adviser or hire internal management, or find a new administrator, as the case may be, with similar expertise and ability to provide the same or equivalent services on acceptable terms within 90 days, or at all. If the Fund is unable to do so quickly, the Fund’s operations are likely to experience a disruption, the Fund’s financial condition, business and results of operations, as well as the Fund’s ability to make distributions to Shareholders and other payments to securityholders, are likely to be adversely affected. In addition, the coordination of the Fund’s internal management and investment activities is likely to suffer if the Fund is unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by the Adviser and its affiliates. Even if the Fund is able to retain comparable management and administration, whether internal or external, the integration of such management and their lack of familiarity with the Fund’s investment objectives and operations would likely result in additional costs and time delays that may adversely affect the Fund’s financial condition, business and results of operations.
There are significant actual and potential conflicts of interest which could impact the Fund’s investment returns.
The Fund’s executive officers and interested Trustees, and the Adviser and certain of its affiliates and their officers and employees have several conflicts of interest as a result of the other activities in which they engage. For example, the members of the Adviser’s investment team are and may in the future become affiliated with entities engaged in business activities similar to the Fund’s and may have conflicts of interest in allocating their time. Moreover, each member of the investment team is engaged in other business activities which divert their time and attention. The professional staff of the Adviser will devote as much time to the Fund as such professionals deem appropriate to perform their duties in accordance with the Investment Advisory Agreement. However, such persons may be committed to providing investment advisory and other services for other clients, and engage in other business ventures in which the Fund has no interest. As a result of these separate business activities, the Adviser has conflicts of interest in allocating management time, services and functions among the Fund, other advisory clients and other business ventures. See “Conflicts of Interest.”
The Fund’s Management Fee is directly impacted by the Fund’s leverage.
Leverage will directly impact the total Management Fee which is calculated based of the Fund’s Gross Assets. Therefore, any increase in leverage will increase the Management Fee. In addition, the fact that the Management Fee is payable based upon the Fund’s Gross Assets, which would include any borrowings for investment purposes, creates an incentive for the Adviser to cause the Fund to use leverage to make additional investments, including when it may not be appropriate to do so.
The Adviser’s liability is limited under the Investment Advisory Agreement, and the Fund has agreed to indemnify the Adviser against certain liabilities, which may lead the Adviser to act in a riskier manner on the Fund’s behalf than it would when acting for its own account.
Under the Investment Advisory Agreement, the Adviser does not assume any responsibility to the Fund other than to render the services called for under the agreement, and it is not responsible for any action of the Board of Trustees in following or declining to follow the Adviser’s advice or recommendations. The Adviser maintains a contractual and fiduciary relationship with the Fund. Under the terms of the Investment Advisory Agreement, the Adviser, its officers, managers, partners, agents, employees and other affiliates are not liable to the Fund for acts or omissions performed in accordance with and pursuant to the Investment Advisory Agreement, except those resulting from acts constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. In addition, the Fund has agreed to indemnify the Adviser and each of its officers, managers, members, agents, employees and other affiliates from and against all damages, liabilities, costs and expenses (including reasonable legal fees and other amounts reasonably paid in settlement) incurred by such persons arising out of or based on performance by the Adviser of its obligations under the Investment Advisory Agreement, except where attributable to willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. These protections may lead the Adviser to act in a riskier manner when acting on the Fund’s behalf than it would when acting for its own account.
Opportunistic Investments.
The Fund may make investments on an opportunistic basis seeking outsized returns. The profit or losses from such opportunistic positions could have a material impact on the Fund’s performance.
The Adviser may not be able to achieve the same or similar returns as those achieved by other portfolios managed by the members of the investment team.
Although the members of the investment team manage other investment portfolios, including accounts using investment objectives, investment strategies and investment policies similar to the Fund’s, the Fund cannot assure you that the Fund will be able to achieve the results realized by such portfolios.
The Fund may experience fluctuations in the Fund’s NAV and operating results.
The Fund could experience fluctuations in the Fund’s NAV due to a number of factors, including the timing of distributions to Shareholders, fluctuations in the value of the securities that the Fund holds, the Fund’s ability or inability to make investments that meet the Fund’s investment criteria, the interest and other income earned on the Fund’s investments, the level of the Fund’s expenses (including any interest or dividend rate payable on the debt securities or preferred shares the Fund may issue), variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in the Fund’s markets and general economic conditions. As a result of these factors, the Fund’s NAV and results for any period should not be relied upon as being indicative of the Fund’s NAV and results in future periods.
The Board of Trustees may change the Fund’s operating policies and strategies without shareholder approval, the effects of which may be adverse.
The Board of Trustees has the authority to modify or waive the Fund’s current operating policies, investment criteria and strategies, other than those that the Fund has deemed to be fundamental, without prior shareholder approval. The Fund cannot predict the effect any changes to the Fund’s current operating policies, investment criteria and strategies would have on the Fund’s business, NAV, operating results and value of the Fund’s securities. However, the effects of any such changes could adversely impact the Fund’s ability to pay dividends and cause you to lose all or part of your investment.
The Fund will be subject to corporate-level income tax if the Fund is unable to maintain the Fund’s RIC status for U.S. federal income tax purposes.
The Fund can offer no assurance that the Fund will be able to maintain RIC status. To obtain and maintain RIC tax treatment under the Code, the Fund must meet certain annual distribution, income source and asset diversification requirements.
The annual distribution requirement for a RIC will be satisfied if the Fund distributes dividends to Shareholders each tax year of an amount generally at least equal to 90% of the sum of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because the Fund uses debt financing, the Fund is subject to certain asset coverage requirements under the 1940 Act and may be subject to financial covenants that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, the Fund could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
The income source requirement will be satisfied if the Fund obtains at least 90% of the Fund’s income for each tax year from dividends, interest, gains from the sale of the Fund’s securities or similar sources.
The asset diversification requirement will be satisfied if the Fund meets certain asset composition requirements at the end of each quarter of the Fund’s tax year. Failure to meet those requirements may result in the Fund’s having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of the Fund’s investments are expected to be in securities for which there will likely be no active public market, any such dispositions could be made at disadvantageous prices and could result in substantial losses.
If the Fund fails to qualify for RIC tax treatment for any reason and remain or become subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.
The Fund may have difficulty paying the Fund’s required distributions if the Fund recognizes income before or without receiving cash representing such income.
For federal income tax purposes, the Fund will include in income certain amounts that the Fund has not yet received in cash, such as OID or market discount, which may arise if the Fund acquires a debt security at a significant discount to par, or PIK interest, which represents contractual interest added to the principal amount of a debt security and due at the maturity of the debt security. The Fund also may be required to include in income certain other amounts that the Fund has not yet, and may not ever, receive in cash. The Fund’s investments in PIK interest may represent a higher credit risk than loans for which interest must be paid in full in cash on a regular basis. For example, even if the accounting conditions for income accrual are met, the issuer of the security could still default when the Fund’s actual collection is scheduled to occur upon maturity of the obligation.
Since, in certain cases, the Fund may recognize income before or without receiving cash representing such income, the Fund may have difficulty meeting the annual distribution requirement necessary to maintain RIC tax treatment under the Code.
Accordingly, the Fund may have to sell some of the Fund’s investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. Market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash. Further, the interest rates on PIK loans may be higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
The Fund’s cash distributions to Shareholders may change and a portion of the Fund’s distributions to Shareholders may be a return of capital.
The amount of the Fund’s cash distributions may increase or decrease at the discretion of the Board, based upon its assessment of the amount of income generated, the amount of cash available to the Fund for this purpose and other factors. Unless the Fund is able to generate sufficient cash through the successful implementation of the Fund’s investment strategy, the Fund may not be able to sustain a given level of distributions and may need to reduce the level of the Fund’s cash distributions in the future. Further, to the extent that the portion of the cash generated from the Fund’s investments that is recorded as interest income for financial reporting purposes is less than the amount of the Fund’s distributions, all or a portion of one or more of the Fund’s future distributions, if declared, may comprise a return of capital. Accordingly, Shareholders should not assume that the sole source of any of the Fund’s distributions is net investment income. See “— Risks Related to The Fund’s Investments — Prepayment Risk” and “— Any unrealized losses the Fund experiences on the Fund’s portfolio may be an indication of future realized losses, which could reduce the Fund’s income available for distribution or to make payments on the Fund’s other obligations.”
The Fund’s Shareholders may receive additional Shares as distributions, which could result in adverse tax consequences to them.
In order to satisfy certain annual distribution requirements to maintain RIC tax treatment under Subchapter M of the Code, the Fund may, if the Fund has the ability to, declare a large portion of a distribution in additional Shares instead of in cash even if a shareholder has opted out of participation in the DRIP. As per IRS guidance applicable to publicly offered RICs, as long as at least 20% of such distribution is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a shareholder generally would be subject to tax on 100% of the fair market value of the distribution on the date the distribution is received by the shareholder in the same manner as a cash distribution, even though most of the distribution was paid in Shares.
Because the Fund expects to distribute substantially all of the Fund’s ordinary income and net realized capital gains to the Fund’s Shareholders, the Fund may need additional capital to finance the acquisition of new investments and such capital may not be available on favorable terms, or at all.
In order to maintain the Fund’s RIC status, the Fund is required to distribute at least 90% of the sum of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. As a result, these earnings will not be available to fund new investments, and the Fund will need additional capital to fund growth in the Fund’s investment portfolio. If the Fund fails to obtain additional capital, the Fund could be forced to curtail or cease new investment activities, which could adversely affect the Fund’s business, operations and results. Even if available, if the Fund is not able to obtain such capital on favorable terms, it could adversely affect the Fund’s net investment income.
A disruption or downturn in the capital markets and the credit markets could impair the Fund’s ability to raise capital and negatively affect the Fund’s business.
The Fund may be materially affected by market, economic and political conditions globally and in the jurisdictions and sectors in which the Fund invests or operate, including conditions affecting interest rates and the availability of credit. Unexpected volatility, illiquidity, governmental action, currency devaluation or other events in the global markets in which the Fund directly or indirectly holds positions could impair the Fund’s ability to carry out the Fund’s business and could cause the Fund to incur substantial losses. These factors are outside the Fund’s control and could adversely affect the liquidity and value of the Fund’s investments, and may reduce the Fund’s ability to make attractive new investments.
In particular, economic and financial market conditions significantly deteriorated for a significant part of the past decade as compared to prior periods. Global financial markets experienced considerable declines in the valuations of equity and debt securities, an acute contraction in the availability of credit and the failure of a number of leading financial institutions. As a result, certain government bodies and central banks worldwide, including the U.S. Treasury Department and the U.S. Federal Reserve, undertook unprecedented intervention programs, the effects of which remain uncertain. Although certain financial markets have improved, to the extent economic conditions experienced during the past decade recur, they may adversely impact the Fund’s investments. Signs of deteriorating sovereign debt conditions in Europe and elsewhere and uncertainty regarding the U.S. economy more generally could lead to further disruption in the global markets. Trends and historical events do not imply, forecast or predict future events, and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances may vary significantly.
The Fund may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries with which the Fund interacts in the conduct of the Fund’s business.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
The Fund also may be subject to risk arising from a broad sell off or other shift in the credit markets, which may adversely impact the Fund’s income and NAV. In addition, if the value of the Fund’s assets declines substantially, the Fund may fail to maintain the minimum asset coverage imposed upon the Fund by the 1940 Act. See “— Risks Related to The Fund’s Investments — The Fund may leverage the Fund’s portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in the Fund” and “Regulation as a Closed-End Management Investment Company.” Any such failure would affect the Fund’s ability to issue preferred shares, debt securities and other senior securities, including borrowings, and may affect the Fund’s ability to pay distributions on the Fund’s equity, which could materially impair the Fund’s business operations. The Fund’s liquidity could be impaired further by an inability to access the capital markets or to obtain additional debt financing. For example, the Fund cannot be certain that it would be able to obtain debt financing on commercially reasonable terms, if at all. See “— If the Fund is unable to obtain, and/or refinance debt capital, the Fund’s business could be materially adversely affected.” In previous market cycles, many lenders and institutional investors have previously reduced or ceased lending to borrowers. In the event of such type of market turmoil and tightening of credit, increased market volatility and widespread reduction of business activity could occur, thereby limiting the Fund’s investment opportunities. Moreover, the Fund is unable to predict when economic and market conditions may be favorable in future periods. Even if market conditions are broadly favorable over the long term, adverse conditions in particular sectors of the financial markets could adversely impact the Fund’s business.
If the Fund is unable to obtain and/or refinance debt capital, the Fund’s business could be materially adversely affected.
The Fund may obtain debt financing in order to obtain funds to make additional investments and grow the Fund’s portfolio of investments. Such debt capital may take the form of a term credit facility with a fixed maturity date or other fixed term instruments, and the Fund may be unable to extend, refinance or replace such debt financings prior to their maturity. If the Fund is unable to obtain or refinance debt capital on commercially reasonable terms, the Fund’s liquidity will be lower than it would have been with the benefit of such financings, which would limit the Fund’s ability to grow the Fund’s business. In addition, holders of the Fund’s Shares would not benefit from the potential for increased returns on equity that incurring leverage creates. Any such limitations on the Fund’s ability to grow and take advantage of leverage may decrease the Fund’s earnings, if any, and distributions to Shareholders. In addition, in such event, the Fund may need to liquidate certain of the Fund’s investments, which may be difficult to sell if required, meaning that the Fund may realize significantly less than the value at which the Fund has recorded the Fund’s investments. Furthermore, to the extent the Fund is not able to raise capital and are at or near the Fund’s targeted leverage ratios, the Fund may receive smaller allocations, if any, on new investment opportunities under the Adviser’s allocation policy.
Debt capital that is available to the Fund in the future, if any, including upon the refinancing of then-existing debt prior to its maturity, may be at a higher cost and on less favorable terms and conditions than costs and other terms and conditions at which the Fund can currently obtain debt capital. In addition, if the Fund is unable to repay amounts outstanding under any such debt financings and are declared in default or are unable to renew or refinance these debt financings, the Fund may not be able to make new investments or operate the Fund’s business in the normal course. These situations may arise due to circumstances that the Fund may be unable to control, such as lack of access to the credit markets, a severe decline in the value of the U.S. dollar, an economic downturn or an operational problem that affects third parties or the Fund, and could materially damage the Fund’s business.
The Fund may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.
The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund can invest a greater portion of the Fund’s assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. In particular, because the Fund’s portfolio of investments may lack diversification among the issuers of securities and related investments, the Fund is susceptible to a risk of significant loss if one or more of these issuers and related investments experience a high level of defaults on the collateral that they hold.
Regulations governing the Fund’s operation as a registered closed-end management investment company affect the Fund’s ability to raise additional capital and the way in which the Fund does so. The raising of debt capital may expose the Fund to risks, including the typical risks associated with leverage.
Under the provisions of the 1940 Act, the Fund is permitted, as a registered closed-end management investment company, to issue senior securities (including debt securities, preferred shares and/or borrowings from banks or other financial institutions); provided the Fund meets certain asset coverage requirements (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred shares under current law). See “— Risks Related to The Fund’s Investments — The Fund may leverage the Fund’s portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in the Fund” for details concerning how asset coverage is calculated. If the value of the Fund’s assets declines, the Fund may be unable to satisfy this test. If that happens, the Fund may be required to sell a portion of the Fund’s investments and, depending on the nature of the Fund’s leverage, repay a portion of the Fund’s indebtedness at a time when such sales or redemptions may be disadvantageous. Also, any amounts that the Fund uses to service or repay the Fund’s indebtedness would not be available for distributions to the Fund’s Shareholders.
The Fund is not generally able to issue and sell Shares at a price below the then current NAV per share (exclusive of any distributing commission or discount). The Fund may, however, sell Shares at a price below the then current NAV per share (1) in connection with a rights offering to the Fund’s existing Shareholders, (2) with the consent of the majority of the Fund’s Shareholders, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit.
Significant Shareholders may control the outcome of matters submitted to the Fund’s Shareholders or adversely impact the Fund and the Fund’s Shareholders.
To the extent any shareholder, individually or acting together with other Shareholders, controls a significant number of the Fund’s voting securities (as defined in the 1940 Act) or any class of voting securities, they may have the ability to control the outcome of matters submitted to the Fund’s Shareholders for approval, including the election of Trustees and any merger, consolidation or sale of all or substantially all of the Fund’s assets, and may cause actions to be taken that you may not agree with or that are not in your interests or those of other securityholders.
The Adviser has entered into, and may in the future enter into additional, business arrangements with certain of the Fund’s shareholders, including granting indirect ownership in limited liability company interests in the Adviser. In such cases, such shareholders may have an incentive to vote Shares held by them in a manner that takes such arrangements into account (subject to any contractual voting restrictions or other similar arrangements). As a result of these relationships and separate business activities, the Adviser has conflicts of interest in allocating management time, services and functions among the Fund, other advisory clients and other business activities.
The Fund is subject to the risk of legislative and regulatory changes impacting the Fund’s business or the markets in which the Fund invests.
Legal and regulatory changes. Legal and regulatory changes could occur and may adversely affect the Fund and the Fund’s ability to pursue the Fund’s investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the CFTC, the SEC, the U.S. Federal Reserve, other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this prospectus and may result in the Fund’s investment focus shifting from the areas of expertise of the members of the investment team to other types of investments in which the investment team may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on the Fund’s results of operations and the value of your investment.
Derivatives Investments. The derivatives investments in which the Fund may invest are subject to comprehensive statutes, regulations and margin requirements. In particular, certain provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act, or the “Dodd-Frank Act,” require certain standardized derivatives to be cleared through a central counterparty and executed on a regulated market, which may result in increased margin requirements and costs for the Fund. The CFTC, SEC, and other federal regulators established minimum margin requirements on certain uncleared derivatives which may result in the Fund and the Fund’s counterparties posting higher margin amounts for uncleared derivatives.
In addition, the Adviser with respect to the Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” with the CFTC and the NFA, which regulate trading in the futures markets. Pursuant to CFTC Regulation 4.5, the Adviser and the Fund are not subject to regulation as a commodity pool or commodity pool operator under the CEA. If the Adviser or the Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses.
Under SEC Rule 18f-4, related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies, the Fund is permitted to enter into derivatives and other transactions that create future payment or delivery obligations, including short sales, notwithstanding the senior security provisions of the 1940 Act if the Fund complies with certain value-at-risk leverage limits and derivatives risk management program and board oversight and reporting requirements or comply with a “limited derivatives users” exception. Rule 18f-4 also permits the Fund to enter into reverse repurchase agreements or similar financing transactions notwithstanding the senior security provisions of the 1940 Act if the Fund aggregates the amount of indebtedness associated with the Fund’s reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratios as discussed above or treat all such transactions as Derivative Transactions for all purposes under Rule 18f-4. In addition, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time the Fund enters into such agreement, that the Fund will have sufficient cash and cash equivalents to meet the Fund’s obligations with respect to all such agreements as they come due. The Fund cannot predict the effects of these requirements. The Adviser intends to monitor developments and seek to manage the Fund’s assets in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require its direct participants (which generally would be a bank or broker-dealer) to submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which the direct participant is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services.
The Treasury repo transactions of registered funds with any direct participants of a CCA will be subject to the mandatory clearing requirement. Currently, the Fixed Income Clearing Corporation (“FICC”) is the only CCA for U.S. Treasury securities.
Market participants, absent an exemption, will be required to clear Treasury repo transactions under the rule as of June 30, 2026. The clearing mandate is expected to result in a Fund being required to clear all or substantially all of its Treasury repo transactions as of the compliance date, and a Fund may incur costs in connection with entering into new agreements (or amending existing agreements) with direct participants of a CCA and potentially other market participants and taking other actions to comply with the new requirements. In addition, upon the compliance date taking effect, the costs and benefits of entering into Treasury repo transactions to the Fund may be impacted as compared to Treasury repo transactions the Fund may enter prior to the compliance date. The Adviser will monitor developments in the Treasury repo transactions market as the implementation period progresses.
Loan Securitizations. Section 619 of the Dodd-Frank Act, commonly referred to as the “Volcker Rule,” generally prohibits, subject to certain exemptions, covered banking entities from engaging in proprietary trading or sponsoring, or acquiring or retaining an ownership interest in, a hedge fund or private equity fund, or “covered funds,” (which have been broadly defined in a way which could include many CLOs). Given the limitations on banking entities investing in CLOs that are covered funds, the Volcker Rule may adversely affect the market value or liquidity of any or all of the investments held by the Fund. Although the Volcker Rule and the implementing rules exempt “loan securitizations” from the definition of covered fund, not all CLOs will qualify for this exemption.
In June 2020, the five federal agencies responsible for implementing the Volcker Rule adopted amendments to the Volcker Rule’s implementing regulations, including changes relevant to the treatment of securitizations (the “Volcker Changes”). Among other things, the Volcker Changes ease certain aspects of the “loan securitization” exclusion, create additional exclusions from the “covered fund” definition, and narrow the definition of “ownership interest” to exclude certain “senior debt interests.” Also, under the Volcker Changes, a debt interest would no longer be considered an “ownership interest” solely because the holder has the right to remove or replace the manager following a cause-related default. The Volcker Changes were effective October 1, 2020. It is currently unclear how, or if, the Volcker Changes will affect the CLO securities in which the Fund invests.
U.S. Risk Retention. In October 2014, six federal agencies (the Federal Deposit Insurance Corporation, or the “FDIC,” the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development and the Federal Housing Finance Agency) adopted joint final rules implementing certain credit risk retention requirements contemplated in Section 941 of the Dodd-Frank Act, or the “Final U.S. Risk Retention Rules.” These rules were published in the Federal Register on December 24, 2014. With respect to the regulation of CLOs, the Final U.S. Risk Retention Rules require that the “sponsor” or a “majority owned affiliate” thereof (in each case as defined in the rules), will retain an “eligible vertical interest” or an “eligible horizontal interest” (in each case as defined therein) or any combination thereof in the CLO in the manner required by the Final U.S. Risk Retention Rules.
The Final U.S. Risk Retention Rules became fully effective on December 24, 2016, or the “Final U.S. Risk Retention Effective Date,” and to the extent applicable to CLOs, the Final U.S. Risk Retention Rules contain provisions that may adversely affect the return of the Fund’s investments. On February 9, 2018, a three judge panel of the United States Court of Appeals for the District of Columbia Circuit, or the “DC Circuit Court,” rendered a decision in The Loan Syndications and Trading Association v. Securities and Exchange Commission and Board of Governors of the Federal Reserve System, No. 1:16-cv-0065, in which the DC Circuit Court held that open market CLO collateral managers are not “securitizers” subject to the requirements of the Final U.S. Risk Retention Rules, or the “DC Circuit Ruling.” Thus, collateral managers of open market CLOs are no longer required to comply with the Final U.S. Risk Retention Rules at this time. As such, it is possible that some collateral managers of open market CLOs will decide to dispose of the notes (or cause their majority owned affiliates to dispose of the notes) constituting the “eligible vertical interest” or “eligible horizontal interest” they were previously required to retain, or decide to take other action with respect to such notes that is not otherwise prohibited by the Final U.S. Risk Retention Rules. To the extent either the underlying collateral manager or its majority-owned affiliate divests itself of such notes, this will reduce the degree to which the relevant collateral manager’s incentives are aligned with those of the noteholders of the CLO (which may include the Fund as a CLO noteholder), and could influence the way in which the relevant collateral manager manages the CLO assets and/or makes other decisions under the transaction documents related to the CLO in a manner that is adverse to the Fund.
There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the Final U.S. Risk Retention Rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs. The ultimate impact of the Final U.S. Risk Retention Rules on the loan securitization market and the leveraged loan market generally remains uncertain, and any negative impact on secondary market liquidity for securities comprising a CLO may be experienced due to the effects of the Final U.S. Risk Retention Rules on market expectations or uncertainty, the relative appeal of other investments not impacted by the Final U.S. Risk Retention Rules and other factors.
EU/UK Risk Retention. The securitization industry in both European Union (“EU”) and the United Kingdom (“UK”) has also undergone a number of significant changes in the past few years. Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardized securitization (as amended by Regulation (EU) 2021/557 and as further amended from time to time, the “EU Securitization Regulation”) applies to certain specified EU investors, and Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardised securitization in the form in effect on 31 December 2020 (which forms part of UK domestic law by virtue of the European Union (Withdrawal) Act 2018 (as amended, the “EUWA”)) (as amended by the Securitization (Amendment) (EU Exit) Regulations 2019 and as further amended from time to time, the “UK Securitization Regulation” and, together with the EU Securitization Regulation, the “Securitization Regulations”) applies to certain specified UK investors, in each case, who are investing in a “securitisation” (as such term is defined under each Securitization Regulation).
The due diligence requirements of Article 5 of the EU Securitization Regulation (the “EU Due Diligence Requirements”) apply to each investor that is an “institutional investor” (as such term is defined in the EU Securitization Regulation), being an investor which is one of the following: (a) an insurance undertaking as defined in Directive 2009/138/EC of the European Parliament and of the Council of 25 November 2009 on the taking-up and pursuit of the business of Insurance and Reinsurance (Solvency II) (recast) (“Solvency II”); (b) a reinsurance undertaking as defined in Solvency II; (c) subject to certain conditions and exceptions, an institution for occupational retirement provision falling within the scope of Directive (EU) 2016/2341 of the European Parliament and of the Council of 14 December 2016 on the activities and supervision of institutions for occupational retirement provision (IORPs) (the “IORP Directive”), or an investment manager or an authorised entity appointed by an institution for occupational retirement provision pursuant to the IORP Directive; (d) an alternative investment fund manager (“AIFM”) as defined in Directive 2011/61/EU of the European Parliament and of the Council of 8 June 2011 on Alternative Investment Fund Managers that manages and/or markets alternative investment funds in the EU; (e) an undertaking for the collective investment in transferable securities (“UCITS”) investment manager, as defined in Directive 2009/65/EC of the European Parliament and of the Council of 13 July 2009 on the coordination of laws, regulations and administrative provisions relating to undertakings for collective investment in transferable securities (UCITS) (the “UCITS Directive”); (f) an internally managed UCITS, which is an investment company authorised in accordance with the UCITS Directive and which has not designated an investment manager authorised under the UCITS Directive for its management; or (g) a credit institution as defined in Regulation (EU) No 575/2013 of the European Parliament and of the Council of 26 June 2013 on prudential requirements for credit institutions and investment firms (the “CRR”) for the purposes of the CRR, or an investment firm as defined in the CRR, in each case, such investor an “EU Institutional Investor.”
The due diligence requirements of Article 5 of the UK Securitization Regulation (the “UK Due Diligence Requirements” and, together with the EU Due Diligence Requirements, the “Due Diligence Requirements”) apply to each investor that is an “institutional investor” (as such term is defined in the UK Securitization Regulation), being an investor which is one of the following: (a) an insurance undertaking as defined in the Financial Services and Markets Act 2000 (as amended, the “FSMA”); (b) a reinsurance undertaking as defined in the FSMA; (c) an occupational pension scheme as defined in the Pension Schemes Act 1993 that has its main administration in the UK, or a fund manager of such a scheme appointed under the Pensions Act 1995 that, in respect of activity undertaken pursuant to that appointment, is authorised under the FSMA; (d) an AIFM (as defined in the Alternative Investment Fund Managers Regulations 2013 (the “AIFM Regulations”)) which markets or manages AIFs (as defined in the AIFM Regulations) in the UK; (e) an investment manager as defined in the FSMA; (f) a UCITS as defined by the FSMA, which is an authorised open ended investment company as defined in the FSMA; (g) a FCA investment firm as defined by the CRR as it forms part of UK domestic law by virtue of EUWA (the “UK CRR”); or (h) a CRR investment firm as defined in the UK CRR, in each case, such investor a “UK Institutional Investor” and, such investors together with EU Institutional Investors, “Institutional Investors.”
Among other things, the applicable Due Diligence Requirements require that prior to holding a “securitisation position” (as defined in each Securitization Regulation) an Institutional Investor (other than the originator, sponsor or original lender) has verified that:
(1)
the originator, sponsor or original lender will retain on an ongoing basis a material net economic interest which, in any event, shall be not less than five per cent. in the securitization, determined in accordance with Article 6 of the applicable Securitization Regulation, and has disclosed the risk retention to such Institutional Investor;

(2)
(in the case of each EU Institutional Investor only) the originator, sponsor or securitization special purpose entity (“SSPE”) has, where applicable, made available the information required by Article 7 of the EU Securitization Regulation in accordance with the frequency and modalities provided for thereunder;

(3)	(in the case of each UK Institutional Investor only) the originator, sponsor or SSPE:
(i)
if established in the UK has, where applicable, made available the information required by Article 7 of the UK Securitization Regulation (the “UK Transparency Requirements”) in accordance with the frequency and modalities provided for thereunder; or

(ii)
if established in a country other than the UK, where applicable, made available information which is substantially the same as that which it would have made available under the UK Transparency Requirements if it had been established in the UK, and has done so with such frequency and modalities as are substantially the same as those with which it would have made information available under the UK Transparency Requirements if it had been established in the UK; and

(4)
in the case of each Institutional Investor, where the originator or original lender either (i) is not a credit institution or an investment firm (each as defined in the applicable Securitization Regulation) or (ii) is established in a third country (being (x) in respect of the EU Securitization Regulation, a country other than an EU member state, or (y) in respect of the UK Securitization Regulation, a country other than the UK), the originator or original lender grants all the credits giving rise to the underlying exposures on the basis of sound and well-defined criteria and clearly established processes for approving, amending, renewing and financing those credits and has effective systems in place to apply those criteria and processes in order to ensure that credit-granting is based on a thorough assessment of the obligor’s creditworthiness.

The Due Diligence Requirements further require that prior to holding a securitisation position, an Institutional Investor, other than the originator, sponsor or original lender, carry out a due diligence assessment which enables it to assess the risks involved, including but not limited to (a) the risk characteristics of the individual securitisation position and the underlying exposures; and (b) all the structural features of the securitization that can materially impact the performance of the securitisation position, including the contractual priorities of payment and priority of payment-related triggers, credit enhancements, liquidity enhancements, market value triggers, and transaction-specific definitions of default.
In addition, pursuant to the applicable Due Diligence Requirements, while holding a securitization position, an Institutional Investor, other than the originator, sponsor or original lender, is subject to various ongoing monitoring obligations, including but not limited to: (a) establishing appropriate written procedures to monitor compliance with the Due Diligence Requirements and the performance of the securitisation position and of the underlying exposures; (b) performing stress tests on the cash flows and collateral values supporting the underlying exposures or, in the absence of sufficient data on cash flows and collateral values, stress tests on loss assumptions, having regard to the nature, scale and complexity of the risk of the securitisation position;
(c) ensuring internal reporting to its management body so that the management body is aware of the material risks arising from the securitisation position and so that those risks are adequately managed; and (d) being able to demonstrate to its competent authorities, upon request, that it has a comprehensive and thorough understanding of the securitisation position and underlying exposures and that it has implemented written policies and procedures for the risk management of the securitisation position and for maintaining records of (i) the verifications and due diligence in accordance with the applicable Due Diligence Requirements and (ii) any other relevant information.
Any Institutional Investor that fails to comply with the applicable Due Diligence Requirements in respect of a securitization position which it holds may become subject to a range of regulatory sanctions including, in the case of a credit institution, investment firm, insurer or reinsurer, a punitive regulatory capital charge with respect to such securitization position, or, in certain other cases, a requirement to take corrective action.
CLOs issued in Europe are generally structured in compliance with the Securitization Regulations so that prospective investors subject to the Securitization Regulations can invest in compliance with such requirements. To the extent a CLO is structured in compliance with the Securitization Regulations, the Fund’s ability to invest in the residual tranches of such CLOs could be limited, or the Fund could be required to hold the Fund’s investment for the life of the CLO. If a CLO has not been structured to comply with the Securitization Regulations, it will limit the ability of Institutional Investors to purchase CLO securities, which may adversely affect the price and liquidity of the securities (including the residual tranche) in the secondary market. Additionally, the Securitization Regulations and any regulatory uncertainty in relation thereto may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of the Fund’s investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance of their collateral obligations, either of which developments could increase defaulted obligations above historic levels.
Japanese Risk Retention. The Japanese Financial Services Agency (the “JFSA”) published a risk retention rule as part of the regulatory capital regulation of certain categories of Japanese investors seeking to invest in securitization transactions (the “JRR Rule”). The JRR Rule mandates an “indirect” compliance requirement, meaning that certain categories of Japanese investors will be required to apply higher risk weighting to securitization exposures they hold unless the relevant originator commits to hold a retention interest equal to at least 5% of the exposure of the total underlying assets in the transaction (the “Japanese Retention Requirement”) or such investors determine that the underlying assets were not “inappropriately originated.” The Japanese investors to which the JRR Rule applies include banks, bank holding companies, credit unions (shinyo kinko), credit cooperatives (shinyo kumiai), labor credit unions (rodo kinko), agricultural credit cooperatives (nogyo kyodo kumiai), ultimate parent companies of large securities companies and certain other financial institutions regulated in Japan (such investors, “Japanese Affected Investors”). Such Japanese Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the Japanese Retention Requirement.
The JRR Rule became effective on March 31, 2019. At this time, there are a number of unresolved questions and no established line of authority, precedent or market practice that provides definitive guidance with respect to the JRR Rule, and no assurances can be made as to the content, impact or interpretation of the JRR Rule. In particular, the basis for the determination of whether an asset is “inappropriately originated” remains unclear and, therefore, unless the JFSA provides further specific clarification, it is possible that CLO securities the Fund has purchased may contain assets deemed to be “inappropriately originated” and, as a result, may not be exempt from the Japanese Retention Requirement. The JRR Rule or other similar requirements may deter Japanese Affected Investors from purchasing CLO securities, which may limit the liquidity of CLO securities and, in turn, adversely affect the price of such CLO securities in the secondary market. Whether and to what extent the JFSA may provide further clarification or interpretation as to the JRR Rule is unknown.
Private Funds Rule. The SEC recently adopted new and amended rules under the Investment Advisers Act of 1940, as amended, that will significantly reform the scope of reporting, disclosure and other obligations imposed on investment advisers to private funds. These requirements may increase the cost of doing business for the Fund (and thereby decrease the value of a shareholder’s interest in the Fund over time) and/or adversely affect the issuers in which the Fund invests. The effects of these requirements on the Fund and the extent of such effects cannot be predicted at this time.
Sanctions.
The Fund’s operations are or may become subject to economic sanctions laws and regulations of various jurisdictions. At any given time, whether under applicable law, by contractual commitment or as a voluntary risk management measure, the Fund may be required, or elect, to comply with various sanctions programs, including but not limited to, the Specially Designated Nationals and Blocked Persons List, the Chinese Military Companies Sanctions, and Sectoral Sanctions programs administered by OFAC, the sanctions regimes administered by subsidiary organs of the United Nations Security Council, the Sanctions Orders of the Cayman Islands (including sanctions regimes of the government of the United Kingdom as extended to the Cayman Islands from time to time by statutory instrument), and the Restrictive Measures adopted by the European Union. Some sanctions that may apply to the Fund prohibit or restrict dealings with particular identified persons. Other potentially applicable sanctions programs broadly prohibit or restrict dealings in certain countries or territories or with individuals and entities located in such countries or territories. Furthermore, sanctions may lead to events of default under financing arrangements and other third party arrangements. In addition to such current sanctions, additional sanctions may be imposed in the future. Such sanctions may be imposed with little or no advance warning or “safe harbor” for compliance and may be ambiguous, including as to the scope of financial activities that regulators may ultimately deem to be covered by the sanctions.
Depending on the scope and duration of a particular sanctions program, compliance by the Fund may result in a material adverse effect on the Fund. The Adviser and the Fund may be subject to heightened or targeted regulatory scrutiny and information requests as a result of such sanctions. If the Adviser or the Fund were to violate or be deemed in violation of any such sanction, it could face significant legal and monetary penalties. Sanctions may negatively impact the Fund’s ability to effectively implement its investment strategy and have a material adverse impact on the Fund’s investments in various ways, including by preventing or inhibiting the Fund from making certain investments, forcing the Fund to divest from investments previously made, and leading to substantial reductions in the revenues, profits and value of the Fund’s investments. Finally, sanctions may have broader economic implications, such as influencing the price of certain commodities, which may have adverse effects on inflation and the value of the U.S. dollar, which may adversely affect investment objectives and strategies of the Fund.
The SEC staff could modify its position on certain non-traditional investments, including investments in structured finance securities and funds and other investment vehicles.
The staff of the SEC from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in structured finance securities and investments in certain types of funds and other investment vehicles. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in certain securities could adversely impact the Fund’s ability to implement the Fund’s investment strategy and/or the Fund’s ability to raise capital through public offerings, or could cause the Fund to take certain actions that may result in an adverse impact on Shareholders, the Fund’s financial condition and/or the Fund’s results of operations. The Fund is unable at this time to assess the likelihood or timing of any such regulatory development.
General Risk Factors
General Economic and Financial Conditions May Negatively Affect the Fund’s Investment Activity.
The success of any investment activity is influenced by general economic and financial conditions that may affect the level and volatility of equity prices, interest rates and the extent and timing of investor participation in the markets for both equity and interest-rate-sensitive securities. Unexpected volatility, illiquidity, governmental action, currency devaluation or other events in the global markets in which the Fund directly or indirectly holds positions could impair the Fund’s ability to carry out its business and could cause the Fund (and therefore the Funds) to incur substantial losses.
Inflation.
Inflation and rapid fluctuations in inflation rates, as has recently occurred in the U.S., have had in the past, and may in the future have, negative effects on economies and financial markets. Wage and price controls have been imposed at times in certain countries in an attempt to control inflation, which could significantly affect the operation of the issuers of securities or other investments in which the Fund invests. Governmental efforts to curb inflation often have negative effects on the level of economic activity. As such, inflation and rapid fluctuations in inflation rates can adversely affect the financial performance of the Fund (and therefore the Funds). In addition, the market value of the Fund’s investments may decline in times of higher inflation rates given that the most commonly used methodologies for valuing investments (e.g., discounted cash flow analysis) are sensitive to rising inflation and real interest rates. There can be no assurance that inflation will not continue to be a serious problem and have an adverse impact on the performance of the Fund (and therefore the Funds) and its investments. Were significant inflation to continue, the effect on the Adviser’s strategy could be materially adverse.
Terrorist actions, natural disasters, outbreaks or pandemics may disrupt the market and impact the Fund’s operations.
Terrorist acts, acts of war, natural disasters, outbreaks or pandemics may disrupt the Fund’s operations, as well as the operations of the businesses in which the Fund invests. Such acts have created, and continue to create, economic and political uncertainties and have contributed to global economic instability. For example, many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, SARS and COVID-19.
Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. The responses to viral illnesses outbreaks have varied as has their impact on human health, local economies and the global economy, and it is impossible at the outset of any such outbreak to estimate accurately what the ultimate impact of any such outbreak will be. Protective measures taken by governments and the private sector to mitigate the spread of such illness, including travel restrictions and outright bans, quarantines, and work-at-home arrangements, and the spread of any such illness within the Fund’s offices and the offices of the Fund’s service providers, could seriously impair the Fund’s operational capabilities, potentially harming the Fund’s business and the Fund’s operating results.
Cybersecurity Risk.
As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund and personally identifiable information of the Shareholders. Similarly, service providers of the Adviser and the Fund may process, store and transmit such information. The Adviser has procedures and systems in place that it believes are reasonably designed to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to the Adviser may be susceptible to compromise, leading to a breach of the Adviser’s network. The Adviser’s systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats. On-line services provided by the Adviser may also be susceptible to compromise. Breach of the Adviser’s information systems may cause information relating to the transactions of the Fund and personally identifiable information of the Shareholders to be lost or improperly accessed, used or disclosed.
The service providers of the Adviser and the Fund are subject to the same electronic information security threats as the Adviser. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the transactions of the Fund and personally identifiable information of the Shareholders may be lost or improperly accessed, used or disclosed.
The loss or improper access, use or disclosure of the Adviser’s or the Fund’s proprietary information may cause the Adviser or the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a material adverse effect on the Fund.
Other Risks of the Fund
Shares Not Listed; No Market for Shares. The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.
Closed-end Interval Fund; Liquidity Risk. The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. You should not invest in the Fund if you need a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. If Shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional number of Shares not to exceed 2% of the outstanding Shares of the Fund on the repurchase request deadline (i.e., the date by which Shareholders can tender their Shares in response to a repurchase offer) (the “Repurchase Request Deadline”). In connection with any given repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Repurchase Risks. As described under “Repurchases of Shares,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. See “Repurchases of Shares.”
Substantial Repurchases. Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the net asset value of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain more liquid investments, the Fund will thereafter hold a larger proportion of its assets in illiquid investments. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.
Possible Exclusion of a Shareholder Based on Certain Detrimental Effects. The Fund may repurchase and/or redeem Shares in accordance with the terms of its Agreement and Declaration of Trust and subject to the 1940 Act and the rules thereunder, including Rules 23c-1 and 23c-2, held by a Shareholder or other person acquiring Shares from or through a Shareholder, if:
•
ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•
continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

•	any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;
•
the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the U.S. Bank Holding Company Act of 1956, as amended, certain Federal Communications Commission regulations, or ERISA (as hereinafter defined) (collectively, “Special Laws or

Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares;

•	the beneficial owner’s estate submits a tender request and proof of owner’s death; or
•	the disabled beneficial owner’s legal representative submits tender request and proof of qualified disability.
The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.
Distribution Payment Risk. The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s and the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.
Assumption of Business, Terrorism and Catastrophe Risks. The Fund may be subject to the risk of loss arising from direct or indirect exposure to various catastrophic events, including the following: hurricanes, earthquakes and other natural disasters (which may be caused, or enhanced in frequency and severity, by climate change factors); war, terrorism and other armed conflicts; social or political unrest; cyberterrorism; major prolonged power outages or network interruptions; and public health crises, including infectious disease outbreaks, epidemics and pandemics. To the extent that any such event occurs and has a material effect on global financial markets or specific markets or issuers in which the Fund invests (or has a material negative impact on the operations of the Adviser), the risks of loss can be substantial and could have a material adverse effect on the Fund. Furthermore, any such event may also adversely impact one or more individual Shareholder’s financial condition, which could result in substantial repurchase requests by such Shareholder as a result of their individual liquidity situations and irrespective of the Fund’s performance.
Risks Associated with the Fund Distribution Policy. The Fund intends to make regular distributions. Currently, in order to maintain a relatively stable level of distributions, the Fund may pay out less than all of its net investment income to the extent consistent with maintaining its ability to be subject to tax as a RIC under the Code, pay out undistributed income from prior months, return capital in addition to current period net investment income or borrow money to fund distributions. The distributions for any full or partial calendar year might not be made in equal amounts, and one distribution may be larger than the other. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital, which would reduce the NAV of the Shares and, over time, potentially increase the Fund’s expense ratio. If a distribution constitutes a return of capital, it means that the Fund is returning to Shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.
There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a Shareholder’s tax basis in such Shareholder’s Shares. When a Shareholder sells Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Shares. To the extent that the amount of any return of capital distribution exceeds a Shareholder’s tax basis in Shares, such excess generally will be treated as gain from a sale or exchange of the shares.
If the Fund elects to issue preferred shares and/or notes or other forms of indebtedness, its ability to make distributions to its common shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s preferred shares, notes or other indebtedness.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE
The information contained under this heading is only a summary and is subject to the provisions contained in the Fund’s Declaration of Trust and By-Laws and applicable laws, which are on file with the SEC.

Outstanding Securities [Table Text Block]
Outstanding Securities

Title of Class	Amount Authorized	Amount Held by Fund for its Account	Amount Outstanding as of May 31, 2025
Class I	Unlimited	—	10,000
Class A	Unlimited	—	—
Class C	Unlimited	—	—
Class T	Unlimited	—	—
Class U	Unlimited	—	—
Class U-2	Unlimited	—	—

Risks Related to the Funds Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Fund’s Investments
Risks of Investments Generally.
All investments risk the loss of capital. Such investments are subject to investment-specific price fluctuations as well as to macro-economic, market and industry-specific conditions, including but not limited to national and international economic conditions, domestic and international financial policies and performance, conditions affecting particular investments such as the financial viability, sales and product lines of corporate issuers, national and international politics and governmental events, and changes in income tax laws. No guarantee or representation is made that the Fund’s investment program will be successful. The Fund’s investment program involves, without limitation, risks associated with limited diversification, leverage, investments in speculative assets and the use of speculative investment strategies and techniques, interest rates, volatility, tracking risks in hedged positions, credit deterioration or default risks, systems risks and other risks inherent in the Fund’s activities. Certain investment techniques of the Fund (e.g., use of direct leverage or indirectly through leveraged investments) can, in certain circumstances, magnify the impact of adverse market moves to which the Fund may be subject. In addition, the Fund’s investments may be materially affected by conditions in real estate markets, the financial markets and overall economic conditions occurring globally and in particular markets where the Fund may invest its assets.
The Fund’s methods of minimizing such risks may not accurately predict future risk exposures. Risk management techniques are based in part on the observation of historical market behavior, which may not predict market divergences that are larger than historical indicators. Also, information used to manage risks may not be accurate, complete or current, and such information may be misinterpreted.
Competition; Availability of Investments
While the Fund believes that there are currently available investments of the type in which the Fund may invest, there can be no assurance that such investments will continue to be available for the Fund’s investment activities, or that available investments will meet the Fund’s investment criteria.
The activity of identifying, completing and realizing attractive investments is highly competitive and involves a high degree of uncertainty. The Fund expects to encounter competition from other funds or similar market participants having a similar investment program or similar investment strategies and others pursuing the same or similar investment opportunities. Alternative asset management vehicles worldwide are making global competition increasingly intense. As a result, there can be no assurance that the Adviser will be able to identify or successfully pursue attractive investment opportunities. It is possible that competition for appropriate investment opportunities could increase further, thus reducing the number of opportunities available to the Fund, and adversely affecting the terms upon which investments can be made and increasing the costs to the Fund in order to remain competitive. The Fund will from time to time incur bid, due diligence or other costs (including deposits which may not be refundable) on investments which are not consummated or are otherwise not successful. As a result, the Fund will not recover from such investments all of its costs, which will detract from the Fund’s returns. There can be no assurance that the Fund will be able to locate, complete or exit Credit Investments satisfying its investment criteria or that such Credit Investments will satisfy the Fund’s investment program. Likewise, there can be no assurance that the Fund will be able to realize the values of its investments or that it will be able to invest its capital.
Expedited Transactions.
Investment analyses and decisions by the Adviser may be undertaken on an expedited basis in order to make it possible for the Fund to take advantage of short-lived investment opportunities. In such cases, the available information at the time of an investment decision may be limited, inaccurate or incomplete. Furthermore, the Adviser is unlikely to have sufficient time to fully evaluate information which is available. There is a significantly increased risk of making poor investments when they are made on an expedited basis.
Credit Investments.
The Fund will invest primarily in credit and credit-related instruments and derivatives. Such investments generally fluctuate in value based upon broader market factors, such as changes in interest rates, and also based on developments affecting the perceived creditworthiness and ability of the borrower to repay the principal and interest owed with respect to the underlying indebtedness. If a credit investment in the Fund’s portfolio declines in price and/or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Fund’s NAV and/or income would be adversely impacted.
Risks Associated with Directly Originated Senior Secured Loans.
The Fund’s portfolio is expected to include directly originated senior secured loans, including unitranche loans of middle market companies (“Senior Capital Debt Securities”), which are subject to liquidity, market value, credit, interest rate, reinvestment and other risks. There can be no assurance that the Adviser will correctly evaluate the nature and magnitude of the various factors that could negatively affect the value or performance of such assets. These risks could be exacerbated if the portfolio is concentrated in one or more particular types of assets.
The value of the Fund’s assets is expected to be volatile and may fluctuate due to a variety of factors that are inherently difficult to predict and are outside the control of the Fund and the Adviser, including changes in interest rates, prevailing credit spreads, general economic conditions, financial market conditions, domestic or international economic or political events, developments or trends in any particular industry, or the financial condition of the obligors of the Fund’s assets. In particular, the market for Senior Capital Debt Securities has experienced periods of volatility in the supply and demand for such loans, resulting in volatility in, among other things, spreads, interest rate floors, purchase price discounts, leverage, covenants, structure, and other terms. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies and financial instrument options. Such intervention often is intended to influence prices directly and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Additionally, Senior Capital Debt Securities generally have significant liquidity and market value risks since they are not generally traded in organized markets, but are traded (if at all) by banks and other institutional investors in privately negotiated transactions. Because loans are privately syndicated and loan agreements are privately negotiated and customized, loans are not purchased or sold as easily as publicly traded securities. In addition, historically the trading volume in the loan market, especially in the middle market, has been low relative to the high-yield debt securities market.
Senior Capital Debt Securities investments made by the Fund could, in certain cases, provide a first priority lien over some, but not all, of the assets of the relevant borrower, or permit other secured obligations (such as overdrafts, swaps or other derivatives made available by members of a syndicate to the borrower). In addition, a borrower could have two tranches of first-lien debt outstanding, each with first liens on separate collateral. Any secured debt held by the Fund will be secured only to the extent of its liens and only to the extent of underlying assets or incremental proceeds on already secured assets. The Fund cannot guarantee the adequacy of the protection of the Fund’s interests in connection with any investment including the validity or enforceability of a loan and the maintenance of the anticipated priority and perfection of applicable security interests. Under certain circumstances, collateral securing an investment could be released without the consent of the Fund. The Fund’s security interest with respect to investments in secured debt could be unperfected for a variety of reasons, including the failure to make required filings by lenders, and, as a result, the Fund would not have priority over other creditors as anticipated. Furthermore, the Fund cannot assure that claims will not be asserted that could interfere with enforcement of the Fund’s rights.
The obligors of the Fund’s assets will include privately owned middle market businesses. There is generally no publicly available information about these businesses. Some obligors may not meet net income, cash flow and other coverage tests typically imposed by lenders. Numerous factors may affect an obligor’s ability to repay its related obligations, including the failure to meet its business plan, a downturn in its industry or continuing negative economic conditions. A deterioration in an obligor’s financial condition and prospects may be accompanied by deterioration in the collateral securing the Fund’s assets. Such deterioration might impair the ability of such obligor to obtain refinancing or force it to seek to have the Fund’s asset restructured.
Senior Capital Debt Securities are generally considered speculative in nature and may end up in default for a variety of reasons. A defaulted asset may become subject to either substantial workout negotiations or a restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal, and a substantial change in the terms, conditions and covenants with respect to such defaulted asset. In addition, such negotiations or restructuring may be quite extensive, protracted and costly over time, and therefore may result in substantial uncertainty with respect to the ultimate recovery on such defaulted asset. The liquidity of a defaulted asset will be limited, and if a defaulted asset is sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon.
Loans to middle market businesses generally carry more inherent risks than loans to larger, publicly traded businesses. These middle market companies generally have more limited access to capital and higher financing costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market businesses typically have narrower product lines and smaller market shares than larger businesses. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These businesses may also experience substantial variations in operating results. Typically, the success of a middle market business also depends on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of such persons could have a material adverse impact on the obligor and its ability to repay its obligations. In addition, middle market businesses often need substantial additional capital to expand or compete and will often have borrowed money from other lenders and may need additional capital to survive any economic downturns. Accordingly, loans made to middle market companies involve higher risks than loans made to companies that have larger businesses, greater financial resources or who are otherwise able to access traditional credit sources.
There can be no assurance as to the levels of defaults or the amount or timing of recoveries that may be experienced with respect to the Fund’s assets. Any increase in default levels or decrease in recovery rates, or delays in receipt of recoveries, could adversely affect distributions, if any, to Shareholders.
Second-Lien Loans.
The Fund is expected to invest in loans that are secured by a second lien on assets. Second lien loans have been a developed market for a relatively short period of time, and there is limited historical data on the performance of second lien loans in adverse economic circumstances. In addition, second lien loan products are subject to intercreditor arrangements with the holders of first lien indebtedness, pursuant to which the second lien holders have waived many of the rights of a secured creditor, and some rights of unsecured creditors, including rights in bankruptcy, which can adversely affect recoveries. While there is broad market acceptance of some second lien intercreditor terms, no clear market standard has developed for certain other material intercreditor terms for second lien loan products. This variation in key intercreditor terms may result in dissimilar recoveries across otherwise similarly situated second lien loans in insolvency or distressed situations. While uncertainty of recovery in an insolvency or distressed situation is inherent in all debt instruments, second lien loan products carry more risks than certain other debt products.
For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments in which the Fund invests may decline substantially. It may not be possible to predict, or to hedge against, such “spread-widening” risk. Additionally, the perceived discount in pricing described herein may still not reflect the true value of the assets underlying debt instruments in which the Fund invests, and therefore further deteriorations in value with respect thereto may occur following the Fund’s investment therein. In fact, after mid-2007, the market for many loan instruments, including second lien loans, contracted significantly, which made virtually all leveraged loan instruments, particularly second lien loan instruments, less liquid or illiquid. Many participants ceased underwriting and purchasing certain second lien loan instruments. There can be no assurance that the market for second lien loans will not experience future contractions.
Investing in senior secured loans indirectly through securities of pooled issuers involves particular risks.
The Fund obtains exposure to underlying senior secured loans and other debt instruments through the Fund’s investments but may obtain such exposure directly or indirectly through other means from time to time. Such debt instruments may become nonperforming or impaired for a variety of reasons. For example, nonperforming or impaired loans may require substantial workout negotiations or restructuring that may entail a substantial reduction in the interest rate and/or a substantial write-down of the principal of the loan. In addition, because of the unique and customized nature of a loan agreement and the private syndication of a loan, certain loans may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume in the loan market has been small relative to other markets. Loans may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. Risks associated with senior secured loans include the fact that prepayments generally may occur at any time without premium or penalty.
In addition, the portfolios of certain issuers in which the Fund invests may contain middle market loans (such as certain CLOs and certain private credit vehicles) or other higher-risk assets. Loans to middle market companies may carry more inherent risks than loans to larger, publicly traded entities. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market companies typically have narrower product lines and smaller market shares than large companies. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. The success of a middle market business may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor. Accordingly, loans made to middle market companies may involve higher risks than loans made to companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle market loans or other higher-risk assets in any issuer in which the Fund may invest. As a consequence of the forgoing factors, the securities issued by pooled vehicles that primarily invest in middle market loans (or hold significant portions thereof) or other higher-risk assets are generally considered to be a riskier investment than securities issued by vehicles that primarily invest in broadly syndicated loans.
Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the issuers in which the Fund invests. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent that the issuers that the Fund invests in hold covenant-lite loans, such issuers may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
The Fund’s investments in structured finance securities involve certain risks.
The Fund’s investments will include structured finance securities. Structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral. The Fund and other investors in structured finance securities ultimately bear the credit risk of the underlying collateral. Most structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches which are the focus of the Fund’s investment strategy, and scheduled payments to junior tranches have a priority in right of payment to subordinated/equity tranches.
Structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance. For example, investments in structured vehicles, including CBOs and equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage related securities, trust preferred securities and emerging market debt. The pool of high yield securities underlying CBOs is typically separated into tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates, whereas the lower tranches, with greater risk, pay higher interest rates.
General Risks Related to CLOs.
The Fund may invest in CLOs. Accordingly, the Fund may be exposed to the risks of investments in CLOs, which may be substantial. Such risks include, without limitation, (i) risks associated with the deterioration of the performance of the collateral obligations underlying the relevant CLOs, including risks relating to defaults of the CLO collateral and inability to recover such collateral, (ii) risks relating to the withdrawal of CLO senior tranches (including the negative impact such withdrawals may have on the holders of a CLO’s equity and mezzanine debt), (iii) risks relating to the price volatility of CLO collateral and a CLO’s securities (particularly its equity), (iv) risks relating to the principal payments payable on a CLO’s equity, (v) risks relating to complying with regulations applicable to CLOs and their managers (including risk retention regulations applicable under the laws of certain jurisdictions), (vi) interest rate risk, (vii) risks relating to investing in a “warehousing facility” established in respect of a CLO, (viii) general risks of investing in loans and debt securities, including below investment-grade investments and high-yield securities and (ix) tax implications of investing in CLOs.
The Fund’s portfolio of investments may lack diversification among structured finance securities which may subject the Fund to a risk of significant loss if one or more of these securities experience a high level of defaults on collateral.
The Fund’s portfolio may hold investments in a limited number of structured finance securities. Beyond the asset diversification requirements associated with the Fund’s qualification as a RIC under the Code, the Fund will not have fixed guidelines for diversification, the Fund will not have any limitations on the ability to invest in any one structured finance security, and the Fund’s investments may be concentrated in relatively few structured finance securities. As the Fund’s portfolio may be less diversified than the portfolios of some larger funds, the Fund is more susceptible to risk of loss if one or more of the securities in which the Fund is invested experiences a high level of defaults on its collateral. Similarly, the aggregate returns the Fund realizes may be significantly adversely affected if a small number of investments perform poorly or if the Fund needs to write down the value of any one investment. The Fund may also invest in multiple structured finance securities managed by the same issuer, thereby increasing the Fund’s risk of loss in the event the issuer were to fail, experience the loss of key portfolio management employees or sell its business.
The structured finance securities in which the Fund invests may hold loans that are concentrated in a limited number of industries.
The structured finance securities in which the Fund invests may hold loans that are concentrated in a limited number of industries. As a result, a downturn in the industry or in any particular industry that the structured finance securities in which the Fund invests are concentrated could significantly impact the aggregate returns the Fund realizes.
Failure by a structured finance security in which the Fund is invested to satisfy certain tests will harm the Fund’s operating results.
The failure by an issuer of a structured finance security in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, would lead to a reduction in its payments to the Fund. In the event that a structured finance security fails certain tests, holders of senior debt would be entitled to additional payments that would, in turn, reduce the payments the Fund, as holder of junior debt or equity tranches, would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting structured finance security or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s operating results and cash flows.
Negative loan ratings migration may also place pressure on the performance of certain of the Fund’s structured finance securities investments.
Per the terms of a structured finance security’s indenture, assets rated “CCC+” or lower or their equivalent in excess of applicable limits typically do not receive full par credit for purposes of calculation of the structured finance security’s overcollateralization tests. As a result, negative rating migration could cause a CLO to be out of compliance with its overcollateralization tests. This could cause a diversion of cash flows away from the structured finance security junior debt tranches in favor of the more senior debt tranches until the relevant overcollateralization test breaches are cured. This could have a negative impact on the Fund’s NAV and cash flows.
The Fund’s investments in certain investment vehicles result in additional expenses to the Fund.
The Fund invests in structured finance securities and may invest, to the extent permitted by law, in the securities and other instruments of other investment companies, including private funds, and, to the extent the Fund so invests, will bear the Fund’s ratable share of any such investment expenses, including management and performance fees. In addition to the management and performance fees borne by the Fund’s investments, the Fund also remains obligated to pay management fees to the Adviser with respect to the assets invested in the securities and other instruments of other investment vehicles. With respect to each of these investments, each holder of the Fund’s Shares bears his or her share of the management fee of the Adviser as well as indirectly bearing the management and performance fees charged by the underlying advisor and other expenses of any investment vehicles in which the Fund invests.
In the course of the Fund’s investing activities, the Fund pays management fees to the Adviser and reimburses the Adviser for certain expenses it incurs. As a result, investors in the Fund’s securities invest on a “gross” basis and receive distributions on a “net” basis after expenses, potentially resulting in a lower rate of return than an investor might achieve through direct investments.
The Fund’s investments may be less transparent to the Fund and the Fund’s Shareholders than direct investments in the collateral.
The Fund intends to invest in certain pooled vehicles other related investments. Generally, there may be less information available to the Fund regarding the collateral held by such vehicles than if the Fund had invested directly in the debt of the underlying obligors. As a result, the Fund’s Shareholders do not know the details of the collateral of certain of the issuers in which the Fund invests or receive reporting issued with respect to such issuers. In addition, certain of the information contained in periodic reports and other financial information furnished to the Fund as investor is unaudited. The Fund’s investments are also subject to the risk of leverage associated with the debt issued by such issuers and, in some cases, the repayment priority of senior debt holders in such issuers.
Mortgage-Backed Securities and ABS—Generally.
The investment characteristics of mortgage-backed securities and ABS differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time.
Mortgage-Backed Securities
Commercial Mortgage-Backed Securities. The Fund’s portfolio may include commercial mortgage-backed securities, which are securities backed by obligations (including certificates of participation in obligations) that are principally secured by interests in real property having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. Commercial mortgage-backed securities have been issued in public and private transactions by a variety of public and private issuers using a variety of structures, including senior and subordinated classes. Commercial mortgage loans generally lack standardized terms, tend to have shorter maturities than residential mortgage loans and may provide for the repayment of all or substantially all of the principal only at maturity. All of these factors increase the risk involved with commercial real estate lending. Commercial properties tend to be unique and are more difficult to value than one-to-four family residential properties. Commercial lending is generally viewed as exposing a lender to a greater risk of loss than residential one-to-four family lending since it typically involves larger loans to a single borrower than residential one-to-four family lending.
Commercial mortgage lenders typically look to the debt service coverage ratio of a loan secured by income-producing property as an important measure of the risk of default on a loan. Commercial property values and net operating income are subject to volatility, and net operating income may be sufficient or insufficient to cover debt service on the related mortgage loan at any given time. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate project as well as upon the liquidation value of the underlying real estate. The value of commercial real estate is also subject to a number of laws and regulations, such as regulations and laws regarding environmental clean-up and limitations on remedies imposed by bankruptcy laws and state laws regarding foreclosures and rights of redemption.
Most commercial mortgage loans underlying mortgage-backed securities are effectively non-recourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related mortgage-backed securities are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of mortgage-backed securities may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks, and governmental disclosure requirements with respect to the condition of the property may make a third-party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related mortgage-backed securities. Revenues from the assets underlying such mortgage-backed securities may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes or pay maintenance costs. Such diverted revenue is generally not recoverable without a court-appointed receiver to control collateral cash flow.
Commercial mortgage-backed securities may pay fixed or floating rates of interest. Fixed-rate commercial mortgage-backed securities, like all fixed income securities, generally decline in value as rates rise. Moreover, although generally the value of fixed income securities increases during periods of falling interest rates, the inverse relationship may not be as marked in the case of commercial mortgage-backed securities due to the increased likelihood of prepayments during periods of falling interest rates. This effect is mitigated to some degree for mortgage loans providing for a period during which no prepayments may be made.
Certain commercial mortgage-backed securities lack regular amortization of principal, resulting in a single “balloon” payment due at maturity. If the underlying mortgage borrower experiences business problems, or other factors limit refinancing alternatives, such balloon payment mortgages are likely to experience payment delays or even default.
Residential Mortgage-Backed Securities. The Fund’s portfolio may include residential mortgage-backed securities (“RMBS”). Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by one to four family residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized by government agencies and the securities issued are guaranteed. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the geographic area where the mortgaged property is located, the terms of the mortgage loan, the borrower’s “equity” in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.
Further, each underlying residential mortgage loan in an issue of RMBS may have a balloon payment due on its maturity date. Balloon residential mortgage loans involve a greater risk to a lender than self-amortizing loans, because the ability of a borrower to pay such amount will normally depend on its ability to obtain refinancing of the related mortgage loan or sell the related mortgaged property at a price sufficient to permit the borrower to make the balloon payment, which will depend on a number of factors prevailing at the time such refinancing or sale is required, including the strength of the residential real estate markets, tax laws, the financial situation and operating history of the underlying property, interest rates, conditions in credit markets and general economic conditions. If the borrower is unable to make such balloon payment, the related issue of RMBS may experience losses.
Certain mortgage loans may be of sub-prime credit quality. Originators of loans make sub-prime mortgage loans to borrowers that typically have limited access to traditional mortgage financing for a variety of reasons, including impaired or limited past credit history, lower credit scores, high loan-to-value ratios or high debt-to-income ratios. As a result of these factors, delinquencies and liquidation proceedings are more likely with sub‑prime mortgage loans than with mortgage loans that satisfy customary credit standards. Another factor that may result in higher delinquency rates is the increase in monthly payments on adjustable-rate mortgage loans.
From time to time, the residential mortgage market in the United States has experienced a variety of difficulties and changed economic conditions. Such difficulties and conditions, if they occur, may adversely affect the performance and market value of RMBS and collateralized-debt obligation securities backed by RMBS, including through causing delinquencies and losses with respect to residential mortgage loans to occur and/or increase and/or causing housing prices and appraisal values in many states to decline or stop appreciating. Any such decline or extended flattening of those values may result in increases in delinquencies and losses on RMBS generally.
Asset-Backed Securities.
ABS generally refer to securities backed by assets other than mortgages, mortgage-backed securities, or other mortgage-related assets. Credit card receivables, automobile, boat and recreational vehicle installment sales contracts, commercial and industrial bank loans, home equity loans and lines of credit, manufactured housing loans, corporate debt securities, student loans and various types of accounts receivable commonly support ABS. However, there can be no assurance that innovation in the relevant markets will not transform ABS by adding new classes of assets, new structures, or other features not now familiar in the asset-backed markets.
ABS present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Student loans receivables are highly susceptible to prepayment risk and extension risk due to actions taken by individual borrowers and other variables beyond the issuer’s control. For example, student loans may be extended as a result of grace periods, deferment periods and, under some circumstances, forbearance periods, which may lengthen the remaining term of the student loans and delay principal payments. The risk of investing in ABS is ultimately dependent upon payment of consumer loans by the debtor.
The collateral supporting ABS is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. As with mortgage-backed securities, ABS are often backed by a pool of assets representing the obligations of a number of different parties and may use credit enhancement techniques such as letters of credit, guarantees or preference rights. The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.
Nature of Investment in Subordinated Debt Instruments
The Fund may also make investments in subordinated debt which would be unsecured and rank behind the issuer’s secured indebtedness. While such subordinated debt investments may benefit from similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of the investments and may benefit from cross-default provisions, some or all of such terms may not be part of particular investments. Moreover, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following insolvency, is likely to be substantially less than that of senior creditors. For example, under typical subordination terms, secured creditors are able to block the acceleration of the debt or the exercise by debt holders of other rights or remedies they may have as creditors for a period of time. Accordingly, the Fund may not be able to take steps to protect its investments in a timely manner or at all. In addition, the unsecured debt in which the Fund may invest may not be protected by financial covenants or limitations upon additional indebtedness, could have limited liquidity and may not be rated by a credit rating agency. Further, upon any distribution to an issuer’s creditors in a bankruptcy, liquidation or reorganization or similar proceeding, the holders of such issuer’s senior and/or secured indebtedness (to the extent of the collateral securing such obligation) will be entitled to be paid in full before any payment may be made with respect to the Fund’s subordinated debt investments. In the event of a bankruptcy, liquidation or reorganization or similar proceeding relating to an issuer, the Fund would participate with all other holders of such issuer’s indebtedness in the assets remaining after the issuer has paid all of its senior and/or secured indebtedness (to the extent of the collateral securing such obligation). An issuer may not have sufficient funds to pay all of its creditors and the Fund may receive nothing, or less, ratably, than the holders of senior and/or secured indebtedness of such issuer or the holders of indebtedness that is not subordinated.
Risks Associated with Below Investment-Grade Investments
The Fund may invest in private and government debt financial instruments, which may be unrated or below investment grade. Securities that are rated below investment-grade are sometimes referred to as “high yield” or “junk.” It is likely that many of the debt instruments in which the Fund invests may be unrated, and whether or not rated, the debt instrument may have speculative characteristics. The issuers of such instruments may face significant ongoing uncertainties and exposure to adverse conditions that may undermine the issuer’s ability to make timely payment of interest and principal. Such instruments are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions.
In addition, the Fund may invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments. Financial instruments that are below investment grade or unrated face ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the issuer’s inability to meet timely interest and principal payments. The market values of certain of these lower-rated and unrated debt financial instruments tend to reflect individual corporate developments to a greater extent than do higher-rated financial instruments, which react primarily to fluctuations in the general level of interest rates and tend to be more sensitive to economic conditions than higher-rated financial instruments. As a result (and as noted above), the market prices of such financial instruments can be subject to abrupt and erratic market movements and changes in liquidity and above-average price volatility, and the spread between the bid and asked prices of such financial instruments may be greater than those prevailing in other securities markets. Companies that issue such financial instruments are often highly leveraged and may not have available to them more traditional methods of financing. It is possible that a major economic recession could disrupt severely the market for such financial instruments and may have an adverse impact on the value of such financial instruments. In addition, it is possible that any such economic downturn could adversely affect the ability of the issuers of such financial instruments to repay principal and pay interest thereon and increase the incidence of default of such financial instruments. The potentially concentrated nature of the Fund’s investment program could magnify the effects of such risks.
Liquidity of Fixed Income Markets.
At times, certain sectors of the fixed income markets (such as the ABS and mortgage-backed securities markets) have in the past experienced significant falloffs in liquidity. While such events may sometimes be attributable to changes in interest rates or other factors, the cause is not always apparent. During such periods of market illiquidity, the Fund may not be able to sell assets in its portfolio or may only be able to do so at unfavorable prices. Such “liquidity risk” could adversely impact the value of the Fund’s portfolio, and may be difficult or impossible to hedge against.
Bank Loans.
The Fund’s investment program may include investments in bank loans and participations. These obligations are subject to unique risks, including: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) so-called lender-liability claims by the issuer of the obligations; (iii) environmental liabilities that may arise with respect to collateral securing the obligations; and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. In analyzing each bank loan or participation, the Adviser compares the relative significance of the risks against the expected benefits of the investment. Successful claims by third parties arising from these and other risks will be borne by the Fund.
As secondary market trading volumes increase, new loans are frequently adopting standardized documentation to facilitate loan trading, which may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because of the provision to holders of such loans of confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not as easily purchased or sold as a publicly traded security, and historically the trading volume in the loan market has been small relative to other markets.
Investing in Mezzanine Debt Securities Involves Particular Risks.
The Fund may invest in mezzanine debt. Mezzanine debt typically is junior to the obligations of an issuer to senior creditors, trade creditors and employees. The ability of the Fund to influence such issuer’s affairs, especially during periods of financial distress or following an insolvency, will be substantially less than that of senior creditors. Mezzanine debt instruments are often issued in connection with leveraged acquisitions or recapitalizations in which an issuer incurs a substantially higher amount of indebtedness than the level at which it previously had operated. Default rates for mezzanine debt instruments historically have been higher than for investment-grade instruments. In the event of the insolvency of an issuer or similar event, the Fund’s debt investment therein will be subject to fraudulent conveyance, subordination and preference laws.
Investing in Investment Grade Debt Securities Involves Particular Risks.
Certain credit investments in which the Fund intends to invest are may be rated investment-grade (or otherwise exhibit characteristics similar to investment-grade rated fixed income debt securities). The credit ratings on investment grade debt securities are intended to reflect (but will not necessarily reflect) relatively less credit and liquidity risk than non-investment grade securities such as high-yield debt securities or mezzanine debt securities. Risks of investment grade debt securities may include (among others): (i) marketplace volatility resulting from changes in prevailing interest rates; (ii) the absence, in many instances, of collateral security; (iii) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates that could cause the Fund to reinvest premature redemption proceeds in lower-yielding debt obligations; and (iv) the declining creditworthiness and the greater potential for insolvency of the issuer of such investment debt securities during periods of rising credit spreads or interest rates or economic downturn.
Special Situations and Stressed Investments Risk.
The Fund may invest in special situation investments. Although such investments may result in significant returns for the Fund, they are speculative and involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. Therefore, the Fund will be particularly dependent on the analytical abilities of the Adviser. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Among the risks inherent in investments in a troubled company is that it may be difficult to obtain accurate information as to the financial condition of such company. Troubled company investments and other distressed asset-based investments require active monitoring.
The Fund’s investments in stressed issuers may include issuers that the Adviser believes are reasonably likely to make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities in return for a special situation investment. There can be no assurance, however, that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which the Fund makes its investment in the special situation investment and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that the Fund would receive any interest payments on the special situation investment, the Fund would be subject to significant uncertainty whether the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in special situation investments, the Fund’s ability to achieve current income for its Shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by special situation investments will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the special situation investments or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to special situation investments held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or even no value. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of special situation investments, the Fund may be restricted from disposing of such securities.
Risks Associated with Investments in Distressed Securities.
The Fund may invest in obligations of issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, including companies involved in bankruptcy or other reorganization and liquidation proceedings. These obligations are likely to be particularly risky investments although they also may offer the potential for correspondingly high returns. Among the risks inherent in investments in troubled entities is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments may also be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the bankruptcy court’s power to disallow, reduce, subordinate, recharacterize debt as equity or disenfranchise particular claims. Such companies’ obligations should be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investments in any financial instrument, and a significant portion of the obligations in which the Fund invests may be less than investment grade. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that value of the assets collateralizing the Fund’s investments will be sufficient or that prospects for a successful reorganization or similar action will become available. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than its original investment and/or may be required to accept payment over an extended period of time. Under such circumstances, the returns generated from the Fund’s investments may not compensate the Shareholders adequately for the risks assumed. In addition, under certain circumstances, payments and distributions may be disgorged if any such payment is later determined to have been a fraudulent conveyance or a preferential payment.
In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made.
In certain transactions, the Fund may not be “hedged” against market fluctuations or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.
Troubled companies and other asset-based investments also require active monitoring and may, at times, require participation in business strategy or reorganization proceedings by the Adviser. To the extent that the Adviser become involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. In addition, involvement by the Fund in an issuer’s reorganization proceedings could result in the imposition of restrictions limiting the Fund’s ability to liquidate its positions in the issuer.
Risks of Litigation.
Investing in distressed securities can be a contentious and adversarial process. Different investor groups may have qualitatively different, and frequently conflicting, interests. The Fund’s investment activities may include activities that are hostile in nature and will subject the Fund to the risks of becoming involved in litigation by third parties. This risk may be greater where the Fund exercises control or significant influence over a company’s direction. The expense of defending against claims against the Fund by third parties and paying any amounts pursuant to settlements or judgments would be borne by the Fund and would reduce net assets. The Adviser will be indemnified by the Fund in connection with such litigation, subject to certain conditions.
Risks Associated with Bankruptcy Cases.
Many of the events within a bankruptcy case are adversarial and often beyond the control of the creditors. While creditors generally are afforded an opportunity to object to significant actions, there can be no assurance that a bankruptcy court would not approve actions that may be contrary to the interests of the Fund. Furthermore, there are instances where creditors and equity holders lose their ranking and priority as such when they take over management and functional operating control of a debtor. In those cases where the Fund, by virtue of such action, are found to exercise “domination and control” of a debtor, the Fund may lose its priority if the debtor can demonstrate that its business was adversely impacted or other creditors and equity holders were harmed by the Fund.
Generally, the duration of a bankruptcy case can only be roughly estimated. Unless the Fund’s claim in such case is secured by assets having a value in excess of such claim, no interest will be permitted to accrue and, therefore, the Fund’s return on investment can be adversely affected by the passage of time during which the plan of reorganization of the debtor is being negotiated, approved by the creditors, and confirmed by the bankruptcy court. The risk of delay is particularly acute when a creditor holds unsecured debt or when the collateral value underlying secured debt does not equal the amount of the secured claim. Under most circumstances, unless the debtor is proved to be solvent, no interest or fees are permitted to accrue after the commencement of the debtor’s case, as a matter of U.S. bankruptcy law. Reorganizations outside of bankruptcy are also subject to unpredictable and potentially lengthy delays.
U.S. bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization for the purpose of voting on a plan of reorganization. Because the standard for classification is vague, there exists a significant risk that the Fund’s influence with respect to a class of securities can be lost by the inflation of the number and the amount of claims in, or other alteration of, the class.
The administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors (other than out of assets or proceeds hereof, which are subject to valid and enforceable liens and other security interests) and equity holders. In addition, certain claims that have priority by law (for example, claims for taxes) may be quite high.
The Adviser, on behalf of the Fund, may seek representation on creditors’ committees, equity holders’ committees or other groups to ensure preservation or enhancement of the Fund’s position as a creditor or equity holder. A member of any such committee or group may owe certain obligations generally to all parties similarly situated that the committee represents. If the Adviser concludes that its obligations owed to the other parties as a committee or group member potentially conflict with its duties owed to the Fund, it may resign from that committee or group, and the Fund may not realize the benefits, if any, of participation on the committee or group. In addition and also as discussed above, if the Fund is represented on a committee or group, it may be restricted or prohibited under applicable law from disposing of its respective investments in such company while it continues to be represented on such committee or group.
The Fund may purchase creditor claims subsequent to the commencement of a bankruptcy case. Under judicial decisions, it is possible that such purchase may be disallowed by the bankruptcy court if the court determines that the purchaser has taken unfair advantage of an unsophisticated seller, which may result in the rescission of the transaction (presumably at the original purchase price) or forfeiture by the purchaser.
Fixed Income Securities and Loans
The Fund may invest in bonds or other fixed income financial instruments of U.S. and non-U.S. issuers, including bank debt, bonds, notes, debentures and commercial paper, as well as derivatives thereon. Fixed income financial instruments pay fixed, variable or floating rates of interest. The value of fixed income financial instruments in which the Fund invests will change in response to fluctuations in interest rates. In addition, the value of certain fixed-income financial instruments and bank loans can fluctuate in response to perceptions of creditworthiness, foreign exchange rates, political stability or soundness of economic policies. Fixed income financial instruments and bank loans are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).
U.S. Government Debt Securities Risk.
U.S. government debt securities generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government debt securities are generally lower than the yields available from other securities. Like other debt securities, however, the values of U.S. government debt securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited. In the absence of a suitable secondary market, such participations are generally considered illiquid. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the United States and could impact the liquidity of the U.S. Government securities markets and ultimately the Fund.
Corporate Debt Securities.
Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower-grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under “—Convertible Securities Risks,” or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.
Non-U.S. Investments
The Fund is expected to invest in portfolio companies that have operations or assets located outside of the U.S. Investing in non-U.S. assets or companies with operations or assets located outside the U.S. may involve greater risks than investing in U.S. financial instruments or companies that operate (or whose assets are located) solely within the U.S. In particular, the value of the Fund’s investments with non-U.S. exposure may be significantly affected by changes in currency exchange rates, which may be volatile. Although the Adviser may attempt to hedge against foreign currency exchange rate risks by utilizing spot and forward foreign exchange contracts, foreign currency options or other instruments, there can be no assurance that the Adviser will be able to do so successfully or cost-effectively, and the Adviser may decide not to hedge against such risks or to do so only incompletely. Additional risks include: (i) risks of economic dislocations in the host country; (ii) greater difficulty of enforcing legal rights in a foreign jurisdiction; (iii) exposure to fluctuations in interest rates payable with respect to the instruments in which the Fund invests; (iv) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (v) differences between the U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non‑U.S. securities markets; (vi) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and differences in government supervision and regulation; (vii) certain economic and political risks, including potential exchange control regulations, potential restrictions on foreign investments and repatriation of capital and the risks associated with political, economic or social instability, diplomatic developments and the possibility of expropriation or confiscatory taxation; (viii) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such financial instruments; (ix) the application of complex U.S. and non-U.S. tax rules to cross-border investments; (x) possible non-U.S. tax return filing requirements for the Fund; (xi) differing and potentially less well-developed or well-tested corporate laws regarding stakeholder rights, creditors’ rights (including the rights of secured parties), fiduciary duties and the protection of investors; (xii) political hostility to investments by foreign or private equity investors; and (xiii) less publicly available information. While the Adviser will take these factors into consideration in making investment decisions for the Fund and intends to manage the Fund in a manner to minimize exposure to the foregoing risks, there can be no assurance that the Adviser will be able to evaluate the risks accurately or that adverse developments with respect to such risks will not adversely affect the value or realization of investments that are held by the Fund in certain countries.
Investments in Emerging Markets.
Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. Countries in the emerging markets may have their own history of default on external debt when their economies experience a downturn. These risks of sovereign default could adversely affect the value of the Fund’s portfolio even in circumstances when the investment has not performed poorly. Further, emerging markets are generally heavily dependent upon international trade or the health of particular economies and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of certain emerging markets may be based predominantly on only a few industries and may be vulnerable to changes in trade conditions and may have higher levels of debt or inflation. In particular, certain commodities may occupy a prominent position in the economies of emerging markets and such economies are therefore sensitive to fluctuations in commodity prices. Further, emerging markets generally are not as efficient as those in developed countries. In some cases, a market for the security may not exist locally and transactions may need to be made on a non-local exchange. Volume and liquidity levels in emerging markets are lower than in developed countries. In addition, accounting, auditing and financial reporting standards, practices and disclosure requirements that prevail in emerging markets generally are not as high as standards in developed countries. Specifically, valuation of assets, depreciation, exchange differences, deferred taxation, contingent liabilities and consolidation may be treated differently from accounting standards in more developed countries and there is an increased risk of fraud or other deceptive practices. Further, the quality and reliability of official data published by the government or securities exchanges in emerging markets may not accurately reflect the actual circumstances being reported. The issuers of some non-U.S. securities, such as banks and other financial institutions, may be subject to less stringent regulations than would be the case for issuers in developed countries and, therefore, potentially carry greater risk. Consequently, less information is typically available concerning companies located in emerging markets. Accordingly, the Fund’s abilities to conduct effective due diligence in connection with its emerging market investments and to monitor such investments may be adversely affected by these factors. In addition, the Fund’s investment opportunities in certain emerging markets may be restricted by legal limits on foreign investment in local securities or restrictions on the ability to convert currency or to take currencies out of certain countries. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund.
Due to the foregoing risks and complications, the costs associated with investments in emerging market securities generally are higher than for securities of issuers based in developed countries.
Bridge Financings.
From time to time, the Fund may invest in loans made to companies, single-purpose or limited-purpose entities or natural persons on a short-term, senior or subordinated basis or otherwise invest on an interim basis in portfolio companies in anticipation of a future issuance of equity or long-term debt securities or other financing or syndication. Such bridge loans would typically be convertible into or refinanced by a more permanent, long-term financing. However, for reasons not always in the Fund’s control, such long-term securities issuance or other financing or syndication may not occur and such bridge loans and interim investments may remain outstanding. In such event, economic provisions of such loans or the terms of such interim investments may not adequately reflect the risk associated with the position by the Fund.
Investing in Synthetic Securities Involves Particular Risks.
In addition to the credit risks associated with directly or indirectly holding senior bank loans and high-yield debt securities, with respect to synthetic securities, the Fund will usually have a contractual relationship only with the counterparty of such synthetic security, and not with the reference obligor of the reference obligation. The Fund generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference obligation nor will it have any rights of setoff against the reference obligor or rights with respect to the reference obligation. The Fund will not directly benefit from the collateral supporting the reference obligation and will not have the benefit of the remedies that would normally be available to a holder of such reference obligation. In addition, in the event of the insolvency of the counterparty, the Fund may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference obligation. Consequently, the Fund will be subject to the credit risk of the counterparty as well as that of the reference obligor. As a result, concentrations of synthetic securities in any one counterparty subject the Fund to an additional degree of risk with respect to defaults by such counterparty as well as by the reference obligor.
Derivative Instruments Generally.
The Fund may, directly or indirectly, use various derivative instruments, including for hedging and investment purposes. Use of derivative instruments presents various risks, which include the following:
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Tracking. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to the risk of loss.

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Liquidity. Derivative instruments, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets the Fund may not be able to close out a position without incurring a loss. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Fund to the potential of greater losses.

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Leverage. Use of derivative instruments can result in large amounts of leverage, which could magnify the gains and losses experienced by the Fund and could cause the Fund’s NAV to be subject to wider fluctuations than would be the case if the Fund did not use the leverage feature in derivative instruments.

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Over-the-Counter Trading. Derivative instruments that may be purchased or sold by the Fund may include instruments not traded on an exchange. The risk of non-performance by the obligor on such an instrument may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange-traded instrument. In addition, significant disparities may exist between “bid” and “asked” prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange-traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

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Counterparty and Credit Risk. If contracts for investment are entered into between the Fund and a market counterparty as principal (and not as agent), the Fund will be exposed to the risk that the market counterparty may, in an insolvency or similar event, be unable to meet its contractual obligations to the Fund.

Because certain of such transactions will involve instruments that are not traded on an exchange but are instead traded between counterparties based on contractual relationships, the Fund will be subject to the risk that a counterparty will not perform its obligations under the related contracts. Although the Fund intends to pursue its remedies under any such contracts, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. The Fund will also be subject to the risk that a decrease in the NAV of the Fund resulting from portfolio performance, distributions or both, could result in the Fund defaulting under such contracts and losses to the Fund.
Use of Swap Agreements.
The Fund may invest in equity, credit, credit default, contingent recovery, interest rate, index, total return, commodity and currency swap agreements as well as enter contracts for difference and swap-type agreements on derivatives and complex instruments. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specified assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency or in a “basket” of securities representing a particular index. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions. Interest rate swaps, for example, do not typically involve the delivery of securities, other underlying assets or principal. Accordingly, the market risk of loss with respect to an interest rate swap is often limited to the amount of interest payments that the Fund is contractually obligated to make on a net basis.
Swap Execution Facilities. Swaps subject to central clearing must be traded on an exchange or swap execution facility, unless no exchange or swap execution facility “makes the swap available to trade.” These platforms require the Fund to subject itself to regulation by these venues and subject the Fund to the jurisdiction of the CFTC. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free.
Margin Requirements for Non-Cleared Swaps. Rules issued by U.S., EU and other regulators globally (the “Margin Rules”) impose various margin requirements on all swaps that are not centrally cleared, including the establishment of minimum amounts of initial margin that must be posted. Although the Margin Rules are intended to increase the stability of the derivatives market, the overall amount of margin that the Fund will be required to post to swap counterparties may increase by a material amount, and as a result the Fund may not be able to deploy capital as effectively.
Use of Options.
The Fund may buy or sell (write) both call options and put options (either exchange-traded, over-the-counter or issued in private transactions), and when it writes options it may do so on a “covered” or an “uncovered” basis. A call option is “covered” when the writer owns securities of the class and amount of those as to which the call option applies. A put option is covered when the writer has an open short position in securities of the relevant class and amount. The Fund’s options transactions may be part of a hedging tactic (i.e., offsetting the risk involved in another securities position) or a form of leverage, in which the Fund has the right to benefit from price movements in many securities with a small commitment of capital. These activities involve risks that can be large, depending on the circumstances. In general, the principal risks involved in options trading can be described as follows, without taking into account other positions or transactions the Fund may enter into.
When the Fund sells (writes) an option, the risk can be substantially greater than when it buys an option. The seller of an uncovered call option bears the risk of an increase in the market price of the underlying security above the exercise price. Theoretically, the risk of loss is unlimited unless the option is “covered.” If it is covered, an increase in the market price of the security above the exercise price would cause the Fund to lose the opportunity for gain on the underlying security—assuming it bought the security for less than the exercise price. If the price of the underlying security were to drop below the exercise price, the premium received on the option (after transaction costs) would provide profit that would reduce or offset any loss the Fund might suffer as a result of owning the security.
The seller of an uncovered put option theoretically could lose an amount equal to the entire aggregate exercise price of the option, if the underlying security were to become valueless. If the option were covered with a short position in the underlying security, this risk would be limited, but a drop in the security’s price below the exercise price would cause the Fund to lose some or all of the opportunity for profit on the “covering” short position—assuming the Fund sold short for more than the exercise price. If the price of the underlying security were to increase above the exercise price, the premium on the option (after transaction costs) would provide profit that would reduce or offset any loss the Fund might suffer in closing out its short position.
Warrants.
The Fund may receive or purchase warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.
Futures Contracts.
The value of futures contracts depends upon the price of the underlying instrument. The prices of futures contracts are highly volatile, and price movements of futures contracts can be influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments and national and international political and economic events and policies. In addition, investments in futures contracts also are subject to the risk of the failure of any of the exchanges on which the Fund’s positions trade or of its clearinghouses or counterparties.
Futures positions are often illiquid because certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day, no trades may be executed at prices beyond such daily limits. Once the price of a particular futures contract has increased or decreased by an amount equal to the daily limit, positions in that contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Such daily limits could prevent the Fund from promptly liquidating unfavorable positions and subject the Fund to substantial losses or prevent it from entering into desired trades. In extraordinary circumstances, a futures exchange or the CFTC could suspend trading in a particular futures contract, or order liquidation or settlement of all open positions in such futures contract.
Forward Trading.
Forward contracts and options thereon, unlike futures contracts, generally are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. There is no limitation on daily price movements and speculative position limits are not applicable to forward trading (to the extent forward contracts are not traded on exchanges) and “cash” trading. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Fund due to unusually high trading volume, political intervention or other factors. The imposition of controls by government authorities might also limit such forward (and futures) trading to less than that which the Adviser would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in major losses to the Fund.
Currency Exchange Exposure and Currency Hedging.
The Fund may invest a portion of its assets in the securities of non-U.S. issuers and other instruments denominated in non-U.S. currencies, the prices of which are determined with reference to currencies other than the U.S. dollar. The Fund, however, values its securities and other assets in U.S. dollars. The Fund may seek to hedge its non-U.S. currency exposure from time to time, but it may not always be practicable to do so. To the extent unhedged, the value of the Fund’s positions in non-U.S. investments will fluctuate with U.S. dollar exchange rates as well as the price changes of the investments in the various local markets and currencies. In such cases, an increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes its investments will reduce the effect of any increases and magnify the effect of any decreases in the prices of the Fund’s securities in their local markets and may result in a loss to the Fund. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on the Fund’s non-U.S. dollar investments.
Furthermore, the Fund may incur costs in connection with conversions between various currencies. Non-U.S. currency exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund conducts its currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market, or through entering into forward, futures or commodity options contracts to purchase or sell non-U.S. currencies. Most of the Fund’s currency exchange transactions occur at the time securities are purchased and are executed through the local broker or custodian acting for the Fund.
The Fund may seek to protect the value of some portion or all of its portfolio holdings against currency fluctuations by engaging in hedging transactions, but there can be no assurance that such hedging transactions will be effective. The Fund may enter into a number of different types of hedging transactions including, without limitation, forward contracts on currencies and entering into foreign currency borrowings. There can be no guarantee that instruments suitable for hedging currency or market shifts will be available at the time the Fund wishes to use them or will be able to be liquidated when the Fund wishes to do so. In addition, the Fund may choose not to enter into hedging transactions with respect to some or all of its positions.
Equity Risks.
The Fund invests in equity and equity derivative securities. The value of these securities generally will vary with the performance of the issuer and movements in the equity markets generally and for specific sectors. As a result, the Fund may suffer losses if it invests in equity securities of issuers whose performance falls below market expectations or if equity markets generally or specific sectors decline and the Fund has not hedged against such a decline. In its equity derivatives and private placements businesses, the Fund is exposed to risks that issuers will not fulfill their contractual obligations to the Fund, such as delivering marketable common stock upon conversions of convertible securities, registering restricted securities for public resale and maintaining listings on exchanges.
Convertible Securities.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.
Short Selling.
Short selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows the investor to profit from declines in securities prices. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the security necessary to cover a short position will be available for purchase. Additionally, certain market participants could accumulate such securities in a “short squeeze,” which would reduce the available supply, and thus increase the cost, of such securities. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.
Without limiting the generality of the foregoing, even though the Fund secures a “good borrow” of the security sold short at the time of execution, the lending institution may recall the lent security at any time, thereby forcing the Fund to purchase the security at the then-prevailing market price, which may be higher than the price at which such security was originally sold short by the Fund. In addition, the Fund may be required to provide additional margin to its counterparties, including its prime brokers, on short notice if the price of a security underlying a short position suddenly rises. If the Fund is unable to deliver the additional margin required, the Fund may need to prematurely close out the short position at unattractive prices, thereby resulting in a substantial loss. Depending on the timing and magnitude of a price increase in respect of an open short position, the Fund may be required to liquidate long positions to meet margin requirements, thereby further increasing the losses (or decreasing the gains) of the Fund. Further, fees charged to the Fund for borrowing securities may be substantial, and will decrease any gains (or increase losses) associated with a short position.
While the Adviser intends to employ short selling principally as a hedging technique, such short sales may nonetheless be characterized as “naked,” meaning that the Fund does not own the security being sold short. The Adviser will have sole discretion in determining when, whether and in what manner to engage in short selling.
Other Investment Companies.
The Fund may invest in securities of other open- or closed-end investment companies (including ETFs and business development companies (“BDCs”)), subject to applicable regulatory limits, that invest primarily in securities the types of which the Fund may invest directly. The market value of the shares of other investment companies may differ from their NAV. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses, and will remain subject to payment of the Fund’s advisory and other fees and expenses with respect to assets so invested. Shareholders will therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The Adviser will take expenses into account when evaluating the investment merits of an investment in an investment company relative to other available investments.
The securities of other investment companies, including ETFs or BDCs, in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies, including ETFs or BDCs, that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.
The Fund may invest in ETFs, which may involve substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses. ETFs represent shares of ownership in either funds or unit investment trusts that hold portfolios of common stocks, bonds or other instruments, which are designed to generally correspond to the price and yield performance of an underlying index. A primary risk factor relating to ETFs is that the general level of stock or bond prices may decline, thus affecting the value of an equity or fixed income ETF, respectively. An ETF may also be adversely affected by the performance of the specific sector or group of industries on which it is based. Moreover, although index ETFs are designed to provide investment results that generally correspond to the price and yield performance of their underlying indices, ETFs may not be able to exactly replicate the performance of the indices because of various sources of tracking error, including their expenses and a number of other factors.
Licensing Requirements.
Certain federal and local banking and regulatory bodies or agencies may require the Fund, the Adviser and/or certain employees of the Adviser to obtain licenses or authorizations to engage in many types of lending activities. There can be no assurance that any such licenses or authorizations will be granted. Additionally, the Adviser may be compelled to structure certain potential investments in a manner that would not require such licenses and authorizations, although such transactions may be inefficient or otherwise disadvantageous for the issuer and/or any relevant borrower, including because of the risk that licensing authorities would not accept such structuring alternatives in lieu of obtaining a license. The inability of the Fund or the Adviser to obtain necessary licenses or authorizations, the structuring of an originated investment in an inefficient or otherwise disadvantageous manner, or changes in licensing regulations, could adversely affect the Fund’s ability to implement its investment program and achieve its intended results.
Fraud.
Of paramount concern in extending financing or investing in credit investments in the primary market is the possibility of material misrepresentation or omission on the part of the borrower. Such inaccuracy or incompleteness may adversely affect the valuation of the assets supporting credit investments or, in the case of secured financing, may adversely affect the ability of the Fund to perfect or effectuate a lien on underlying collateral securing the financing. The Fund and Adviser will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.
Risks of Default on Underlying Assets.
A default and any resulting loss on an underlying asset will reduce its fair value and, consequently, the fair value of the related investment and the Fund’s portfolio. A wide range of factors could adversely affect the ability of the issuer of an underlying asset to make interest or other payments on that asset. Any defaults and losses will have a negative impact on the fair value of the Fund’s investments and will reduce the cash flows that the Fund receives from its investments.
Credit Risk.
If a credit investment in the Fund’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor experiences a decline in its financial status the Fund’s income may be adversely impacted. Non-payment would result in a reduction of income and a reduction in the value of the applicable credit investment experiencing non-payment. With respect to investments in credit investments that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of non-payment of scheduled dividend, interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, there could be delays or limitations with respect to its ability to realize the benefits of any collateral securing a credit investment. To the extent that the credit rating assigned to a security is downgraded, the market price and liquidity of such security may be adversely affected. With respect to investments in credit investments that are unsecured, such unsecured debt effectively ranks subordinate to the issuer’s secured debt, and there can be no assurance that the issuer will have sufficient assets to repay its unsecured debt after it has repaid its secured debt. The Fund may experience a loss of some or all of its investment.
Prepayment Risk.
Loans are generally prepayable in whole or in part at any time at the option of the obligor at par plus accrued and unpaid interest thereon, and occasionally plus a prepayment premium. Prepayments on loans may be caused by a variety of factors which are often difficult to predict. Consequently, there exists a risk that loans purchased at a price greater than par may experience a capital loss as a result of such a prepayment. When credit market conditions become more attractive to obligors, the rate of prepayment of the Fund’s assets would be expected to increase as obligors refinance to take advantage of such improved conditions, which may negatively impact the Fund.
In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments, and “discount” securities (securities whose principal or par amounts exceed their market values) are adversely affected by slower than anticipated prepayments. Since many mortgage-backed securities and ABS will be discount securities when interest rates are high and will be premium securities when interest rates are low, these mortgage-backed securities and ABS may be adversely affected by changes in prepayments in any interest rate environment. The adverse effects of prepayments may impact the Fund’s portfolio in two ways. First, particular investments may experience outright losses, as in the case of an interest-only security in an environment of faster actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the Adviser may have constructed for these investments, resulting in a loss to the Fund’s overall portfolio. In particular, prepayments (at par) may limit the potential upside of many mortgage-backed securities and ABS to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss.
Bankruptcy Risk.
The Fund may hold investments in obligors that are experiencing, or are expected to experience, severe financial difficulties, which may never be overcome and may lead to uncertain outcomes. The bankruptcy courts of the various jurisdictions in which any such obligor may file bankruptcy would have broad discretion to control the terms of a reorganization, and political factors may be of significant importance in high profile bankruptcies or bankruptcies in particular jurisdictions.
There are a number of significant risks inherent in the bankruptcy process. While creditors are generally given an opportunity to object to significant actions, there can be no assurance that a bankruptcy court, in the exercise of its broad powers, would not approve actions that would be contrary to the interests of the Fund. For example, in order to protect net operating losses of an obligor in bankruptcy, a bankruptcy court might take any number of actions, including prohibiting or limiting the transfer of claims held by certain classes of creditors. Such a prohibition could have a material adverse effect on the value of certain investments made by the Fund. For example, the Fund might be prohibited from liquidating investments which are declining in value.
In addition, under certain circumstances, a lender that has inappropriately exercised control of the management and policies of an obligor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments to the Fund and distributions by the Fund to the Shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, a preferential payment or similar transaction under applicable bankruptcy or other insolvency laws. Furthermore, investments may be adversely affected by statutes related to, among other things, fraudulent conveyances, voidable preferences, lender liability or the bankruptcy court’s discretionary power to disallow, subordinate or disenfranchise particular claims or re-characterize investments made in the form of debt as equity contributions.
Generally, the duration of a bankruptcy case can only be roughly estimated. Unless the Fund’s claim in such case is secured by assets having a value in excess of such claim, no interest will be permitted to accrue and, therefore, the Fund’s return on investment can be adversely affected by the passage of time during which the plan of reorganization of the debtor is being negotiated, approved by the creditors, and confirmed by the bankruptcy court. The risk of delay is particularly acute when a creditor holds unsecured debt or when the collateral value underlying secured debt does not equal the amount of the secured claim. Under most circumstances, unless the debtor is proved to be solvent, no interest or fees are permitted to accrue after the commencement of the debtor’s case, as a matter of U.S. bankruptcy law. Reorganizations outside of bankruptcy are also subject to unpredictable and potentially lengthy delays.
U.S. bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization for the purpose of voting on a plan of reorganization. Because the standard for classification is vague, there exists a significant risk that the Fund’s influence with respect to a class of securities can be lost by the inflation of the number and the amount of claims in, or other alteration of, the class.
The administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors (other than out of assets or proceeds hereof, which are subject to valid and enforceable liens and other security interests) and equity holders. In addition, certain claims that have priority by law (for example, claims for taxes) may be quite high.
The Adviser, on behalf of the Fund, may seek representation on creditors’ committees, equity holders’ committees or other groups to ensure preservation or enhancement of the Fund’s position as a creditor or equity holder. A member of any such committee or group may owe certain obligations generally to all parties similarly situated that the committee represents. If the Adviser concludes that its obligations owed to the other parties as a committee or group member potentially conflict with its duties owed to the Fund, it may resign from that committee or group, and the Fund may not realize the benefits, if any, of participation on the committee or group. In addition, if the Fund is represented on a committee or group, it may be restricted or prohibited under applicable law from disposing of its respective investments in such company while it continues to be represented on such committee or group.
The possibility of litigation among the participants to a reorganization is another consideration that makes any evaluation of the outcome of an investment uncertain. Such uncertainties may also be increased by legal or other factors that limit the ability of the Adviser to obtain reliable or timely information concerning material developments affecting an obligor or that may lengthen a reorganization or liquidation proceeding.
Lender Liability Considerations and Equitable Subordination.
There currently exist a number of judicial decisions in the United States that have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, such lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower resulting in a creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund could be subject to allegations of lender liability.
In addition, under principles that in some cases form the basis for lender liability claims, if a lending institution (a) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower, (b) engages in other inequitable conduct to the detriment of such other creditors, (c) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (d) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of such borrower, a court may subordinate the claim of the offending lending institution to the claims of the disadvantaged creditor or creditors, which is referred to as “equitable subordination.” Because of the nature of certain of the Fund’s investments, the Fund could be subject to claims from creditors of an obligor that the Fund’s investments issued by such obligor that are held by the Fund should be equitably subordinated. The Fund’s investments may involve investments in which the Fund would not be the lead creditor. It is, accordingly, possible that lender liability or equitable subordination claims affecting the investments could arise without the direct involvement of the Fund.
Subordinated Securities.
Investments in subordinated mortgage-backed and ABS involve greater credit risk of default than the senior classes of the issue or series. Many of the default-related risks of whole loan mortgages will be magnified in subordinated securities. Default risks may be further pronounced in the case of mortgage-backed securities secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying mortgage loans. Certain subordinated securities (“first loss securities”) absorb all losses from default before any other class of securities is at risk, particularly if such securities have been issued with little or no credit enhancement or equity. Such securities therefore possess some of the attributes typically associated with equity investments.
Recharacterization.
Under Title 11 of the Bankruptcy Code, a court may use its equitable powers to “recharacterize” the claim of a lender, i.e., notwithstanding the characterization by the lender and borrower of a loan advance as a “debt,” to find that the advance was in fact a contribution in exchange for equity. Typically, recharacterization occurs when an equity holder asserts a claim based on a loan made by the equity holder to the borrower at a time when the borrower was in such poor financial condition so that other lenders would not make such a loan. In effect, a court that recharacterizes a claim makes a determination that the original circumstance of the contribution warrants treating the holder’s advance not as debt but rather as equity. In determining whether recharacterization is warranted in any given circumstance, courts may look at the following factors: (i) the names given to the instruments (if any) evidencing the indebtedness; (ii) the presence or absence of a fixed maturity or scheduled payment; (iii) the presence or absence of a fixed rate of interest and interest payments; (iv) the source of repayments; (v) the adequacy or inadequacy of capital; (vi) the identity of interest between the creditor and the equity holders; (vii) the security (if any) for the advances; (viii) the borrower’s ability to obtain financing from outside lending institutions; (ix) the extent to which the advances were subordinated to the claims of outside creditors; (x) the extent to which the assets were used to acquire capital assets; and (xi) the presence or absence of a sinking fund to provide for repayment. These factors are reviewed under the circumstances of each case, and no one factor is controlling. The Fund may be subject to claims from creditors of an obligor that debt obligations of such obligor held by the Fund should be recharacterized.
Risks Associated with Foreclosure.
Certain investments held by the Fund may be secured by collateral. To the extent the Fund needs to foreclose on such credit investments the Fund may, directly or indirectly, own such collateral and may be subject to the risks incident to the ownership and operation of such assets. In addition, the Fund may, directly or indirectly, incur the burdens of ownership. There is no assurance that there will be a ready market for resale of such assets or that such collateral will be sufficient to satisfy such defaulted loan obligation.
Real Estate Investment-Related Risks.
The Fund may invest in securities or instruments issued by REITs or other real estate-related issuers, which generally will be subject to the risks incident to the ownership and operation of commercial real estate and/or risks incident to the making of nonrecourse mortgage loans secured by real estate, including (i) risks associated with both the domestic and international general economic climate; (ii) local real estate conditions; (iii) risks due to dependence on cash flow; (iv) risks and operating problems arising out of the absence of certain construction materials; (v) changes in supply of, or demand for, competing properties in an area (as a result, for instance, of over-building); (vi) the financial condition of tenants, buyers and sellers of properties; (vii) changes in availability of debt financing; (viii) energy and supply shortages; (ix) changes in the tax, real estate, environmental and zoning laws and regulations; (x) various uninsured or uninsurable risks; (xi) natural disasters; and (xii) the ability of the Fund or third-party borrowers to manage the real properties. With respect to investments in real estate related equity or debt securities, the Fund will in large part be dependent on the ability of third parties to successfully operate the underlying real estate assets. There is no assurance that there will be a ready market for resale of investments because investments in real estate generally are not liquid.
Banking Relationships.
The Adviser and the Fund will hold cash and other assets in accounts with one or more banks, custodians or depository or credit institutions (collectively, “Banking Institutions”), which may include both U.S. and non-U.S. Banking Institutions from time to time. The Fund may also enter into financing arrangements and have other relationships with Banking Institutions. The distress, impairment, or failure of, or a lack of investor or customer confidence in, any of such Banking Institutions may limit the ability of each of the Adviser and the Fund to access, transfer or otherwise deal with its assets, utilize established financing resources, or rely upon any of such other relationships, in a timely manner or at all, and may result in other market volatility and disruption, including by affecting other Banking Institutions. All of the foregoing could have a negative impact on the Fund. For example, in such a scenario, the Fund could be forced to delay or forgo an investment or a distribution, including in connection with a redemption, withdrawal or distribution, or generate cash to fund such investment or distribution from other sources (including by disposing of other investments or making other borrowings) in a manner that it would not have otherwise considered desirable. Furthermore, in the event of the failure of a Banking Institution, access to a depository account with that institution could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC (and similar considerations may apply to Banking Institutions in other jurisdictions not subject to FDIC protection). In such a case, the Adviser, the Fund, as applicable, may not recover all or a portion of such excess uninsured amounts and could instead have an unsecured or other type of impaired claim against the Banking Institution (alongside other unsecured or impaired creditors). The Adviser does not expect to be in a position to reliably identify in advance all potential solvency or stress concerns with respect to the Fund’s banking relationships, and there can be no assurance that the Adviser or the Fund will be able to easily establish alternative relationships with and transfer assets to other Banking Institutions in the event a Banking Institution comes under stress or fails.
Limited Diversification and Focused Portfolio Risk.
The Adviser may concentrate the Fund’s investments in particular instruments, companies, sectors, countries and regions. Losses incurred in the portfolio’s more concentrated positions could have a materially adverse effect on the Fund’s overall financial condition. In addition, if the price of any of the Fund’s investments decreases, and the Adviser is unable for any reason to liquidate the position quickly or at a relatively advantageous price, the effect of such decrease on the Fund’s portfolio would be greater if the Fund had concentrated its assets in such a position. Such effects could have the result of decreasing the Fund’s returns.
Some concentration with respect to particular obligors, regions and sectors is expected to exist in the Fund’s investment portfolio, and such concentration could, at any one time, be significant. In addition, because redemptions and repayments of assets will occur, a concentration in any one obligor, region or sector may occur or increase over time. Any such concentration can be expected to subject the Fund to a greater degree of risk with respect to the impact of a default by such obligor, or a greater degree of risk related to adverse business conditions in such region or sector.
The Fund and the Fund’s investments are subject to interest rate risk.
Since the Fund may incur leverage (including through preferred shares and/or debt securities) to make investments, the Fund’s net investment income depends, in part, upon the difference between the rate at which the Fund borrows funds and the rate at which the Fund invests those funds.
Interest rates may increase or decrease due to governmental actions, among other factors. In a rising interest rate environment, any additional leverage that the Fund incurs may bear a higher interest rate than the Fund’s current leverage. There may not, however, be a corresponding increase in the Fund’s investment income. Any reduction in the level of rate of return on new investments relative to the rate of return on the Fund’s current investments, and any reduction in the rate of return on the Fund’s current investments, could adversely impact the Fund’s net investment income, reducing the Fund’s ability to service the interest obligations on, and to repay the principal of, the Fund’s indebtedness, as well as the Fund’s capacity to pay distributions to the Fund’s Shareholders.
The fair value of certain of the Fund’s investments, particularly debt or preferred equity investments with a fixed coupon or dividend rate, may be significantly affected by changes in interest rates. In general, rising interest rates will negatively affect the price of a fixed rate instrument and falling interest rates will have a positive effect on the price of a fixed rate instrument. In the event of a significantly rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the cash flows from investments held in the Fund and/or such investments’ fair value.
Although senior secured loans are generally floating rate instruments, the Fund’s investments in senior secured loans (directly or indirectly) are sensitive to interest rate levels and volatility. Furthermore, in the event of a significantly rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Fund’s cash flow, fair value of the Fund’s assets and operating results. In the event that the Fund’s interest expense were to increase relative to income, or sufficient financing became unavailable, the Fund’s return on investments and cash available for distribution to Shareholders or to make other payments on the Fund’s securities would be reduced. In addition, future investments in different types of instruments may carry a greater exposure to interest rate risk.
SOFR Risk. Since the discontinuation of London Interbank Offered Rate (“LIBOR”), CLOs (and the collateral they hold) have generally issued debt based on Term SOFR. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level data collected from various sources. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). Term SOFR is a forward-looking term rate determined with reference to certain SOFR derivatives. Changes in the levels of Term SOFR will affect the amount of interest payable on the CLO debt securities, the distributions on the CLO equity and the trading price of the CLO securities.
Both SOFR and Term SOFR are fundamentally different from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR or related derivatives markets, like Term SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR or such SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates like Term SOFR, cannot be predicted based on SOFR’s history or otherwise.
Levels of SOFR or Term SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.
Risks of Replacement Rates. If the applicable rate of interest on any CLO security is calculated with reference to a tenor which is discontinued, such rate of interest will then be determined by the provisions of the affected CLO security, which may include determination by the relevant calculation agent in its discretion. The administrator of a reference rate will not have any involvement in the affected CLOs or loans and may take any actions in respect of such rate without regard to the effect of such actions on the CLOs or loans.
Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace the reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The IRS has issued regulations regarding the tax consequences of the transition from an interbank offered rate (“IBOR”) (such as LIBOR) to a new reference rate in debt instruments and non-debt contracts. Under the regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.
Interest Rate Environment. The senior secured loans in which the Fund may invest (or the loans comprising the collateral of certain vehicles in which the Fund invests) typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the instruments in which the Fund invests. In addition, increasing interest rates may lead to higher prepayment rates, as corporate borrowers look to avoid escalating interest payments or refinance floating rate loans. See “— Risks Related to the Fund’s Investments — Prepayment Risk.” Further, a general rise in interest rates will increase the financing costs of certain investments.
For detailed discussions of the risks associated with a rising interest rate environment, see “— Risks Related to the Fund’s Investments — Risks Associated with Below Investment-Grade Investments.”
The Fund may leverage the Fund’s portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in the Fund.
The Fund may incur leverage, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of Derivative Transactions, preferred shares, debt securities and other structures and instruments, in significant amounts and on terms that the Adviser and the Board of Trustees deem appropriate, subject to applicable limitations under the 1940 Act. Such leverage may be used for the acquisition and financing of the Fund’s investments, to pay fees and expenses and for other purposes. Such leverage may be secured and/or unsecured. Any such leverage does not include leverage embedded or inherent in the structures in which the Fund invests or in derivative instruments in which the Fund may invest. Accordingly, there is a layering of leverage in the Fund’s overall structure.
The more leverage the Fund employs, the more likely a substantial change will occur in the Fund’s NAV. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent leverage is utilized. For instance, any decrease in the Fund’s income would cause net income to decline more sharply than it would have had the Fund not borrowed. Such a decline could also negatively affect the Fund’s ability to make distributions and other payments to the Fund’s securityholders. Leverage is generally considered a speculative investment technique. The Fund’s ability to service any debt that the Fund incurs will depend largely on the Fund’s financial performance and will be subject to prevailing economic conditions and competitive pressures. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if the Fund’s investments were not leveraged.
As a registered closed-end management investment company, the Fund is required to meet certain asset coverage requirements, as defined under the 1940 Act, with respect to any senior securities. With respect to senior securities representing indebtedness (i.e., borrowings or deemed borrowings), other than temporary borrowings as defined under the 1940 Act, the Fund is required to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. With respect to senior securities that are equity (i.e., preferred shares), the Fund is required to have an asset coverage of at least 200%, as measured at the time of the issuance of any such preferred shares and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding preferred shares. If legislation were passed that modifies this section of the 1940 Act and increases the amount of senior securities that the Fund may incur, the Fund may increase its leverage to the extent then permitted by the 1940 Act and the risks associated with an investment in the Fund may increase.
If the Fund’s asset coverage declines below 300% (or 200%, as applicable), the Fund would not be able to incur additional debt or issue preferred shares, and could be required by law to sell a portion of the Fund’s investments to repay some debt or redeem preferred shares when it is disadvantageous to do so, which could have a material adverse effect on the Fund’s operations, and the Fund may not be able to make certain distributions or pay dividends of an amount necessary to continue to be subject to tax as a RIC. The amount of leverage that the Fund employs will depend on the Adviser’s and the Board of Trustees’ assessment of market and other factors at the time of any proposed borrowing. The Fund cannot assure you that the Fund will be able to obtain credit at all or on terms acceptable to the Fund. To the extent that the Fund issues indebtedness or preferred shares of beneficial interest in the future (i.e., senior securities), the Fund’s common shareholders would be subordinated to the rights of such senior security holders. In particular, dividends, distributions and other payments to common shareholders would be subject to prior payments due to such senior security holders. In addition, the 1940 Act provides preferred shareholders and, in certain cases, debt holders, with voting rights that are equal or superior to the voting rights of the Fund’s common shareholders.
In addition, any debt facility into which the Fund may enter would likely impose financial and operating covenants that restrict the Fund’s business activities, including limitations that could hinder the Fund’s ability to finance additional loans and investments or to make the distributions required to maintain the Fund’s ability to be subject to tax as a RIC under Subchapter M of the Code.
The Fund is subject to risks associated with loan assignments and participations.
The Fund may acquire interests in loans either directly (by way of assignment (“Assignment”)) or indirectly (by way of participation) or through the acquisition of synthetic securities or interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. The purchaser by an Assignment of a loan obligation typically succeeds to all the rights and obligations of the selling institution and becomes a lender under the loan or credit agreement with respect to the debt obligation. In contrast, participations (“Participations”) acquired by the Fund in a portion of a debt obligation held by a selling institution (the “Selling Institution”) typically result in a contractual relationship only with such Selling Institution, not with the obligor. The Fund would have the right to receive payments of principal, interest and any fees to which it is entitled under the Participation only from the Selling Institution and only upon receipt by the Selling Institution of such payments from the obligor. In purchasing a Participation, the Fund generally will have no right to enforce compliance by the obligor with the terms of the loan or credit agreement or other instrument evidencing such debt obligation, nor any rights of setoff against the obligor, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the Participation. As a result, the Fund would assume the credit risk of both the obligor and the Selling Institution. In the event of the insolvency of the Selling Institution, the Fund will be treated as a general creditor of the Selling Institution in respect of the Participation and may not benefit from any setoff between the Selling Institution and the obligor.
The holder of a Participation in a debt obligation may not have the right to vote to waive enforcement of any default by an obligor. Selling Institutions commonly reserve the right to administer the debt obligations sold by them as they see fit and to amend the documentation evidencing such debt obligations in all respects. However, most participation agreements with respect to bank loans provide that the Selling Institution may not vote in favor of any amendment, modification or waiver that (1) forgives principal, interest or fees, (2) reduces principal, interest or fees that are payable, (3) postpones any payment of principal (whether a scheduled payment or a mandatory prepayment), interest or fees or (4) releases any material guarantee or security without the consent of the participant (at least to the extent the participant would be affected by any such amendment, modification or waiver).
A Selling Institution voting in connection with a potential waiver of a default by an obligor may have interests different from the Fund’s, and the Selling Institution might not consider the Fund’s interests in connection with its vote. In addition, many participation agreements with respect to bank loans that provide voting rights to the participant further provide that, if the participant does not vote in favor of amendments, modifications or waivers, the Selling Institution may repurchase such Participation at par. An investment by the Fund in a synthetic security related to a loan involves many of the same considerations relevant to Participations.
Purchasers of loans are predominately commercial banks, investment funds and investment banks. As secondary market trading volumes increase, new loans frequently contain standardized documentation to facilitate loan trading that may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because holders of such loans are offered confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not purchased or sold as easily as publicly traded securities are purchased or sold.
The lack of liquidity in the Fund’s investments may adversely affect the Fund’s business.
High-yield investments, including many of the securities in which the Fund expects to invest, will have limited liquidity. Prices of high-yield investments have at times experienced significant and rapid decline when a substantial number of holders (or a few holders of a significantly large “block” of the securities) decided to sell. In addition, the Fund (or the investments in which the Fund holds) may have difficulty disposing of certain high-yield investments because there may be a thin trading market for such securities. To the extent that a secondary trading market for non-investment grade high-yield investments does exist, it would not be as liquid as the secondary market for highly rated investments. Reduced secondary market liquidity would have an adverse impact on the fair value of the securities and on the Fund’s direct or indirect ability to dispose of particular securities in response to a specific economic event such as deterioration in the creditworthiness of the issuer of such securities.
As secondary market trading volumes increase, new loans frequently contain standardized documentation to facilitate loan trading that may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because holders of such loans are offered confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not purchased or sold as easily as publicly traded securities are purchased or sold. Although a secondary market may exist, risks similar to those described above in connection with an investment in high-yield debt investments are also applicable to investments in lower rated loans.
Certain of the securities in which the Fund intends to invest are subject to certain transfer restrictions that impose certain financial and other eligibility requirements on prospective transferees. Other investments that the Fund may purchase in privately negotiated transactions may also be illiquid or subject to legal restrictions on their transfer. As a result of this illiquidity, the Fund’s ability to sell certain investments quickly, or at all, in response to changes in economic and other conditions and to receive a fair price when selling such investments may be limited, which could prevent the Fund from making sales to mitigate losses on such investments.
The Fund may be exposed to counterparty risk.
The Fund may be exposed to counterparty risk, which could make it difficult for the Fund or the funds and other investment vehicles in which the Fund invests to collect on the obligations represented by investments and result in significant losses.
The Fund may hold investments (including synthetic securities) that would expose the Fund to the credit risk of the Fund’s counterparties or the counterparties of the issuers in which it invests. In the event of a bankruptcy or insolvency of such a counterparty, the Fund or an issuer in which such an investment is held could suffer significant losses, including the loss of that part of the Fund’s or the issuer’s portfolio financed through such a transaction, declines in the value of the Fund’s investment, including declines that may occur during an applicable stay period, the inability to realize any gains on the Fund’s investment during such period and fees and expenses incurred in enforcing the Fund’s rights. If the issuer enters into or owns synthetic securities, the issuer may fall within the definition of “commodity pool” under CFTC rules, and the manager of the issuer may be required to register as a commodity pool operator with the CFTC, which could increase costs for the issuer and reduce amounts available to pay interest or principal on the Fund’s investment.
In addition, with respect to certain swaps and synthetic securities, neither an issuer nor the Fund usually has a contractual relationship with the entities, referred to as “Reference Entities” whose payment obligations are the subject of the relevant swap agreement or security. Therefore, neither the issuers nor the Fund generally has a right to directly enforce compliance by the Reference Entity with the terms of this kind of underlying obligation, any rights of set-off against the Reference Entity or any voting rights with respect to the underlying obligation. Neither the issuers nor the Fund will directly benefit from the collateral supporting the underlying obligation and will not have the benefit of the remedies that would normally be available to a holder of such underlying obligation.
Furthermore, the Fund may invest in unsecured notes which are linked to loans or other assets held by a bank or other financial institution on its balance sheet (so called “credit-linked notes”). Although the credit-linked notes are tied to the underlying performance of the assets held by the bank, such credit-linked notes are not secured by such assets, and the Fund has no direct or indirect ownership of the underlying assets. Thus, as a holder of such credit-linked notes, the Fund would be subject to counterparty risk of the bank which issues the credit-linked notes (in addition to the risk associated with the assets themselves). To the extent the relevant bank experiences an insolvency event or goes into receivership, the Fund may not receive payments on the credit-linked notes, or such payments may be delayed.
The Fund is subject to risks associated with defaults on an underlying asset held by the issuers in which the Fund invests.
A default and any resulting loss on an underlying asset held by an issuer in which the Fund invests may reduce the fair value of the Fund’s corresponding investment. A wide range of factors could adversely affect the ability of the borrower of an underlying asset to make interest or other payments on that asset. To the extent that actual defaults and losses on the collateral of an investment exceed the level of defaults and losses factored into its purchase price, the value of the anticipated return from the investment will be reduced. The more deeply subordinated the tranche of securities in which the Fund invests, the greater the risk of loss upon a default.
In addition, the collateral of the Fund’s portfolio companies may require workout negotiations or restructuring in the event of a default or liquidation. Any such workout or restructuring is likely to lead to a substantial reduction in the interest rate of such asset and/or a substantial write-down or write-off of all or a portion the principal of such asset. Any such reduction in interest rates or principal could negatively affect the fair value of the Fund’s portfolio.
Payment-In-Kind and Original Issue Discount.
To the extent that the Fund invests in OID instruments, including PIK loans and zero coupon bonds, investors will be exposed to the risks associated with the inclusion of such non-cash income in taxable and accounting income prior to receipt of cash, including the following risks:
•	the interest payments deferred on a PIK loan are subject to the risk that the borrower may default when the deferred payments are due in cash at the maturity of the loan;
•	the interest rates on PIK loans are higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments;
•	market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash;
•	PIK instruments may have unreliable valuations because the accruals require judgments about ultimate collectability of the deferred payments and the value of the associated collateral; and
•
for U.S. federal income tax purposes, the Fund may be required to make distributions of OID income without receiving any cash and such distributions may have to be paid from offering proceeds or the sale of assets without investors being given any notice of this fact.

Investors will bear indirectly the fees and expenses of the CLO equity securities in which the Fund invests.
Investors will bear indirectly the fees and expenses (including management fees and other operating expenses) of the CLO equity securities in which the Fund invests. CLO collateral manager fees are charged on the total assets of a CLO but are assumed to be paid from the residual cash flows after interest payments to the CLO senior debt tranches. Therefore, these CLO collateral manager fees (which generally range from 0.35% to 0.50% of a CLO’s total assets) are effectively much higher when allocated only to the CLO equity tranche. The calculation does not include any other operating expense ratios of the CLOs, as these amounts are not routinely reported to shareholders on a basis consistent with this methodology; however, it is estimated that additional operating expenses of 0.30% to 0.70% could be incurred. In addition, CLO collateral managers may earn fees based on a percentage of the CLO’s equity cash flows after the CLO equity has earned a cash-on-cash return of its capital and achieved a specified “hurdle” rate.
Any unrealized losses the Fund experiences on the Fund’s portfolio may be an indication of future realized losses, which could reduce the Fund’s income available for distribution or to make payments on the Fund’s other obligations.
As a registered closed-end management investment company, the Fund is required to carry the Fund’s investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by the Adviser. Decreases in the market values or fair values of the Fund’s investments are recorded as unrealized depreciation. Any unrealized losses in the Fund’s portfolio could be an indication of an issuer’s inability to meet its repayment obligations to the Fund with respect to the affected investments. This could result in realized losses in the future and ultimately in reductions of the Fund’s income available for distribution or to make payments on the Fund’s other obligations in future periods.
If the Fund’s distributions exceed the Fund’s taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the Fund’s Shareholders. A return of capital distribution will generally not be taxable to the Fund’s Shareholders. However, a return of capital distribution will reduce a Shareholder’s cost basis in the Shares on which the distribution was received, thereby potentially resulting in a higher reported capital gain or lower reported capital loss when those Shares are sold or otherwise disposed of.
A portion of the Fund’s income and fees may not be qualifying income for purposes of the income source requirement.
Some of the income and fees that the Fund may recognize will not satisfy the qualifying income requirement applicable to RICs. In order to ensure that such income and fees do not disqualify the Fund as a RIC for a failure to satisfy such requirement, the Fund may need to recognize such income and fees indirectly through one or more entities classified as corporations for U.S. federal income tax purposes. Such corporations will be subject to U.S. corporate income tax on their earnings, which ultimately will reduce the Fund’s return on such income and fees.
The Fund’s turnover rate may result in additional costs.
The Fund will not be restricted in effecting transactions by any limitation with regard to its portfolio turnover rate. Higher turnover may result in higher transaction costs such as brokerage commissions, markups, fees and other transaction-related costs.

Risks Relating to an Investment in the Funds Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to an Investment in the Fund’s Securities
The Fund and the Adviser could be the target of litigation.
The Fund or the Adviser could become the target of securities class action litigation or other similar claims. The outcome of any such proceedings could materially adversely affect the Fund’s business, financial condition, and/or operating results and could continue without resolution for long periods of time. Any litigation or other similar claims could consume substantial amounts of the Fund’s management’s time and attention, and that time and attention and the devotion of associated resources could, at times, be disproportionate to the amounts at stake. Litigation and other claims are subject to inherent uncertainties, and a material adverse impact on the Fund’s financial statements could occur for the period in which the effect of an unfavorable final outcome in litigation or other similar claims becomes probable and reasonably estimable. In addition, the Fund could incur expenses associated with defending the Fund against litigation and other similar claims, and these expenses could be material to the Fund’s earnings in future periods.
The Fund’s Distribution Policy may result in all or a portion of a distribution consisting of a return of capital.
If the Fund’s investments do not generate sufficient income, the Fund may liquidate a portion of its portfolio to fund these distributions. Accordingly, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their Shares and potentially increase the taxable gain, if any, upon disposition of their Shares.
Legislative or regulatory tax changes could adversely affect the Fund, Shareholders, and the Fund’s investments.
At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any new laws, regulations or interpretations may take effect retroactively and could adversely affect the Fund’s ability to qualify for tax treatment as a RIC or the U.S. federal income tax consequences to the Fund, its Shareholders or the Fund’s investments. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in the Fund’s Shares or the value or the resale potential of the Fund’s investments. You are urged to consult with your tax advisor with respect to the impact of any such legislation or other regulatory or administrative developments and proposals and their potential effect on your investment in the Fund.
The Fund’s preferred shares (if any) and debt securities (if any) may cause the NAV of the Fund’s Shares to be more volatile.
To the extent that the Fund issues preferred shares or debt securities, such preferred shares or debt securities may cause the NAV of the Fund’s Shares to become more volatile. If the dividend rate on the Fund’s outstanding preferred shares or interest rate payable on indebtedness were to approach the net rate of return on the Fund’s investment portfolio, the benefit of leverage to the common shareholders would be reduced. If the dividend rate on the preferred shares or interest rate payable on indebtedness were to exceed the net rate of return on the Fund’s portfolio, the leverage would result in a lower rate of return to the Shareholders than if the Fund had not issued preferred shares. Any decline in the NAV of the Fund’s investments would be borne entirely by Shareholders. Therefore, if the market value of the Fund’s portfolio were to decline, the leverage would result in a greater decrease in NAV to Shareholders than if the Fund was not leveraged through the issuance of preferred shares and debt securities. The Fund might be in danger of failing to maintain the required asset coverage of the preferred shares or indebtedness or of losing the Fund’s ratings, if any, on the preferred shares or indebtedness or, in an extreme case, the Fund’s current investment income might not be sufficient to meet the dividend requirements on the preferred shares or interest rate payable on indebtedness. In order to counteract such an event, the Fund might need to liquidate investments in order to fund a redemption of some or all of the preferred shares or debt. In addition, the Fund would pay (and Shareholders would bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares or indebtedness, including higher advisory fees if the Fund’s total return exceeds the dividend rate on the preferred shares.

Risks Relating to The Funds Business and Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to The Fund’s Business and Structure
The Fund’s investment portfolio is recorded at fair value in accordance with the 1940 Act. As a result, there will be uncertainty as to the value of the Fund’s portfolio investments.
Under the 1940 Act, the Fund is required to carry the Fund’s portfolio investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Board of Trustees, in accordance with Rule 2a-5 under the 1940 Act. Typically, there is no public market for a portion of the Fund’s investments. The Fund expects a majority of the Fund’s investments to be categorized as Level 2 and Level 3 assets. The Fund values these securities based on relevant information compiled by the Adviser and third-party pricing services (when available), and with the oversight of the Board of Trustees.
The determination of fair value and, consequently, the amount of unrealized gains and losses in the Fund’s portfolio, are to a certain degree subjective and dependent on a valuation process approved and overseen by the Board of Trustees. Certain factors that may be considered in determining the fair value of the Fund’s investments include non-binding indicative bids and the number of trades (and the size and timing of each trade) in an investment. Valuation of certain investments is also based, in part, upon third-party valuation models which take into account various market inputs. Investors should be aware that the models, information and/or underlying assumptions utilized by the Adviser or such models will not always correctly capture the fair value of an asset. Because such valuations, and particularly valuations of securities that are not publicly traded like those the Fund holds, are inherently uncertain, they may fluctuate over short periods of time and may be based on estimates. The Adviser’s determinations of fair value may differ materially from the values that would have been used if an active public market for these securities existed. The Adviser’s determinations of the fair value of the Fund’s investments have a material impact on the Fund’s net earnings through the recording of unrealized appreciation or depreciation of investments and may cause the Fund’s NAV on a given date to understate or overstate, possibly materially, the value that the Fund may ultimately realize on one or more of the Fund’s investments.
The Fund’s financial condition and results of operations depend on the Adviser’s ability to effectively manage and deploy capital.
The Fund’s ability to achieve the Fund’s investment objectives depends on the Adviser’s ability to effectively manage and deploy capital, which depends, in turn, on the Adviser’s ability to identify, evaluate and monitor, and the Fund’s ability to acquire, investments that meet the Fund’s investment criteria.
Accomplishing the Fund’s investment objectives on a cost-effective basis is largely a function of the Adviser’s handling of the investment process, its ability to provide competent, attentive and efficient services and the Fund’s access to investments offering acceptable terms, either in the primary or secondary markets. Even if the Fund is able to grow and build upon the Fund’s investment operations, any failure to manage the Fund’s growth effectively could have a material adverse effect on the Fund’s business, financial condition, results of operations and prospects. The results of the Fund’s operations will depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets and economic conditions. Furthermore, if the Fund cannot successfully operate the Fund’s business or implement the Fund’s investment policies and strategies as described in this prospectus, it could adversely impact the Fund’s ability to pay dividends or make distributions. In addition, because the trading methods employed by the Adviser on the Fund’s behalf are proprietary, Shareholders will not be able to determine details of such methods or whether they are being followed.
The Fund has no prior operating history as a closed-end investment company.
The Fund is a non-diversified, closed-end management investment company with no prior operating history. As a result, the Fund does not have significant financial information on which you can evaluate an investment in the Fund or the Fund’s prior performance. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve the Fund’s investment objectives, achieve its desired portfolio composition, or raise sufficient capital and that the value of your investment could decline substantially or become worthless. The Fund currently anticipates investing proceeds from the sale of its Shares within three to six months of the receipt of such proceeds, depending on the availability of appropriate investment opportunities consistent with the Fund’s investment objectives and market conditions. During this period, the Fund will invest in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less. The Fund expects will have returns substantially lower than the returns that the Fund anticipates earning from the Fund’s targeted investments.
Reliance on Certain Management Personnel
The success of the Fund will depend, in large part, upon the skill and expertise of the management of the Adviser. There is no assurance that the principals, investment professionals or certain other members of the management of the Adviser will continue to be employed by the Adviser for any period. In the event of the death, disability or departure of any such individuals, the business and the performance of the Fund may be adversely affected. If the Fund was to incur substantial losses the revenues of the Adviser may decline substantially. Such losses and/or withdrawals and resulting declining revenues may impair the Adviser’s ability to provide the same level of service to the Fund as it has in the past and continue operations. The loss of the services of the Adviser could have a material adverse effect on the Fund.
Further, the success of the Fund will depend, in large part, on the Adviser’s ability to identify and willingness to provide acceptable compensation to attract, retain and motivate talented investment professionals and other employees. There can be no assurance that the Adviser’s investment professionals will continue to be associated with the Adviser throughout the life of the Fund, and the failure to attract or retain such investment professionals could have a material adverse effect on the Fund. Competition in the financial services industry for qualified employees is intense and there is no guarantee that, if lost, the talents of the Adviser’s investment professionals could be replaced.
If the Fund is unable to raise sufficient capital, a Shareholder’s investment will be impacted and it may lead to higher fees.
The offering is being made on a “best efforts” basis, meaning that the Distributor is only required to use its best efforts to distribute Shares and has no firm commitment or obligation to purchase any Shares in the offering. As a result, the amount of proceeds the Fund raises in the offering may be substantially less than the amount the Fund would need to create its desired portfolio of investments, and it may not achieve the economies of scale necessary to operate in a cost effective manner. If the Fund is unable to raise substantial funds, the Fund will make fewer investments resulting in less diversification in terms of the type, number and size of investments that it makes. As a result, the value of a shareholder’s investment may be reduced in the event the Fund’s assets under-perform. Moreover, the potential impact of any single asset’s performance on the overall performance of the portfolio increases. In addition, the Fund’s ability to achieve its investment objective could be hindered, which could result in a lower return on the investments. Further, the Fund will have certain fixed operating expenses, including certain expenses as a closed-end management investment company, regardless of whether the Fund is able to raise substantial funds in this offering. The Fund’s inability to raise substantial funds would increase its fixed operating expenses as a percentage of gross income, causing Shareholders to incur higher fees and reducing the Fund’s net income and limiting its ability to make distributions.
Proprietary Trading May Result in Competition for Investment Opportunities.
The Adviser and its principals, affiliates and employees may trade in the securities and derivatives markets for their own accounts and the accounts of their clients, and in doing so may take positions opposite to, or ahead of, those held by the Fund or may be competing with the Fund for positions in the marketplace. Such trading may result in competition for investment opportunities or create other conflicts of interest on behalf of one or more such persons in respect of their obligations to the Fund.
Evolving and New Investment Approaches.
The Adviser’s investment approach and trading techniques will be continually evolving, and the investment positions reflecting new strategies and trading techniques will be incorporated into the Fund’s portfolio from time to time. The Adviser is not restricted from using the Fund’s capital to develop or incubate new strategies or approaches, even if the Adviser has limited experience in the type of markets or instruments involved. The strategies and approaches developed by the Adviser may not be successful and the resources devoted to the implementation of new approaches or strategies may diminish the effectiveness of the Adviser’s implementation of the Adviser’s established approaches or strategies. In addition, any new investment strategy or hedging technique developed by, or security type purchased by, the Adviser may be more speculative than current strategies, techniques and security types, and may subject the Fund to additional risks.
Reliance on Industry Data Sources and Quantitative Models.
The Adviser may rely on the financial information made available by the issuers, servicers, counterparties, intermediaries, third-party modeling firms, third-party data providers, or trustees of securities in which the Fund will invest or other sources for both valuation and investment purposes. Investors such as the Fund could incur material losses as a result of the difficulty in creating or sourcing useable data in order to create adequate investment models. The Adviser is expected to utilize third-party data sources in connection with its use of third-party and proprietary financial models to aid in the selection and monitoring of investments and to determine the risk profile of the Fund. The success of the Fund’s investment and trading activities will depend on the viability of this data and these analytical models, among other factors. There can be no assurance that the models are currently viable, or, if the models are currently viable, that they will remain viable during the existence of the Fund. The Adviser utilizes this data and creates models based upon its best estimate of the impact of macroeconomic market factors on the markets in which the Fund may invest. Also, there can be no assurance that the investment professionals utilizing the models will be able to (i) determine that any model is or will become not viable, or not completely viable, (ii) ensure that the models will accurately capture these relationships between asset classes and types and continue to do so over time or (iii) notice, predict or adequately react to any change in the viability of a model. The use of a model that is not viable or not completely viable could, at any time, have a material adverse effect on the performance of the Fund. In addition, the use of quantitative models could be adversely impacted by unforeseeable software or hardware malfunction and other technological failures, power loss, software bugs, malicious code such as “worms,” viruses or system crashes or various other events or circumstances within or beyond the control of the Adviser. Certain of these events or circumstances may be difficult to detect.
The Adviser has the right to resign on 90 days’ notice, and the Fund may not be able to find a suitable replacement within that time, resulting in a disruption in the Fund’s operations that could adversely affect the Fund’s financial condition, business and results of operations.
The Adviser has the right, under the Investment Advisory Agreement and under the Administration Agreement, to resign at any time upon 90 days’ written notice, whether the Fund has found a replacement or not. If the Adviser resigns, the Fund may not be able to find a new investment adviser or hire internal management, or find a new administrator, as the case may be, with similar expertise and ability to provide the same or equivalent services on acceptable terms within 90 days, or at all. If the Fund is unable to do so quickly, the Fund’s operations are likely to experience a disruption, the Fund’s financial condition, business and results of operations, as well as the Fund’s ability to make distributions to Shareholders and other payments to securityholders, are likely to be adversely affected. In addition, the coordination of the Fund’s internal management and investment activities is likely to suffer if the Fund is unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by the Adviser and its affiliates. Even if the Fund is able to retain comparable management and administration, whether internal or external, the integration of such management and their lack of familiarity with the Fund’s investment objectives and operations would likely result in additional costs and time delays that may adversely affect the Fund’s financial condition, business and results of operations.
There are significant actual and potential conflicts of interest which could impact the Fund’s investment returns.
The Fund’s executive officers and interested Trustees, and the Adviser and certain of its affiliates and their officers and employees have several conflicts of interest as a result of the other activities in which they engage. For example, the members of the Adviser’s investment team are and may in the future become affiliated with entities engaged in business activities similar to the Fund’s and may have conflicts of interest in allocating their time. Moreover, each member of the investment team is engaged in other business activities which divert their time and attention. The professional staff of the Adviser will devote as much time to the Fund as such professionals deem appropriate to perform their duties in accordance with the Investment Advisory Agreement. However, such persons may be committed to providing investment advisory and other services for other clients, and engage in other business ventures in which the Fund has no interest. As a result of these separate business activities, the Adviser has conflicts of interest in allocating management time, services and functions among the Fund, other advisory clients and other business ventures. See “Conflicts of Interest.”
The Fund’s Management Fee is directly impacted by the Fund’s leverage.
Leverage will directly impact the total Management Fee which is calculated based of the Fund’s Gross Assets. Therefore, any increase in leverage will increase the Management Fee. In addition, the fact that the Management Fee is payable based upon the Fund’s Gross Assets, which would include any borrowings for investment purposes, creates an incentive for the Adviser to cause the Fund to use leverage to make additional investments, including when it may not be appropriate to do so.
The Adviser’s liability is limited under the Investment Advisory Agreement, and the Fund has agreed to indemnify the Adviser against certain liabilities, which may lead the Adviser to act in a riskier manner on the Fund’s behalf than it would when acting for its own account.
Under the Investment Advisory Agreement, the Adviser does not assume any responsibility to the Fund other than to render the services called for under the agreement, and it is not responsible for any action of the Board of Trustees in following or declining to follow the Adviser’s advice or recommendations. The Adviser maintains a contractual and fiduciary relationship with the Fund. Under the terms of the Investment Advisory Agreement, the Adviser, its officers, managers, partners, agents, employees and other affiliates are not liable to the Fund for acts or omissions performed in accordance with and pursuant to the Investment Advisory Agreement, except those resulting from acts constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. In addition, the Fund has agreed to indemnify the Adviser and each of its officers, managers, members, agents, employees and other affiliates from and against all damages, liabilities, costs and expenses (including reasonable legal fees and other amounts reasonably paid in settlement) incurred by such persons arising out of or based on performance by the Adviser of its obligations under the Investment Advisory Agreement, except where attributable to willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. These protections may lead the Adviser to act in a riskier manner when acting on the Fund’s behalf than it would when acting for its own account.
Opportunistic Investments.
The Fund may make investments on an opportunistic basis seeking outsized returns. The profit or losses from such opportunistic positions could have a material impact on the Fund’s performance.
The Adviser may not be able to achieve the same or similar returns as those achieved by other portfolios managed by the members of the investment team.
Although the members of the investment team manage other investment portfolios, including accounts using investment objectives, investment strategies and investment policies similar to the Fund’s, the Fund cannot assure you that the Fund will be able to achieve the results realized by such portfolios.
The Fund may experience fluctuations in the Fund’s NAV and operating results.
The Fund could experience fluctuations in the Fund’s NAV due to a number of factors, including the timing of distributions to Shareholders, fluctuations in the value of the securities that the Fund holds, the Fund’s ability or inability to make investments that meet the Fund’s investment criteria, the interest and other income earned on the Fund’s investments, the level of the Fund’s expenses (including any interest or dividend rate payable on the debt securities or preferred shares the Fund may issue), variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in the Fund’s markets and general economic conditions. As a result of these factors, the Fund’s NAV and results for any period should not be relied upon as being indicative of the Fund’s NAV and results in future periods.
The Board of Trustees may change the Fund’s operating policies and strategies without shareholder approval, the effects of which may be adverse.
The Board of Trustees has the authority to modify or waive the Fund’s current operating policies, investment criteria and strategies, other than those that the Fund has deemed to be fundamental, without prior shareholder approval. The Fund cannot predict the effect any changes to the Fund’s current operating policies, investment criteria and strategies would have on the Fund’s business, NAV, operating results and value of the Fund’s securities. However, the effects of any such changes could adversely impact the Fund’s ability to pay dividends and cause you to lose all or part of your investment.
The Fund will be subject to corporate-level income tax if the Fund is unable to maintain the Fund’s RIC status for U.S. federal income tax purposes.
The Fund can offer no assurance that the Fund will be able to maintain RIC status. To obtain and maintain RIC tax treatment under the Code, the Fund must meet certain annual distribution, income source and asset diversification requirements.
The annual distribution requirement for a RIC will be satisfied if the Fund distributes dividends to Shareholders each tax year of an amount generally at least equal to 90% of the sum of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because the Fund uses debt financing, the Fund is subject to certain asset coverage requirements under the 1940 Act and may be subject to financial covenants that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, the Fund could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
The income source requirement will be satisfied if the Fund obtains at least 90% of the Fund’s income for each tax year from dividends, interest, gains from the sale of the Fund’s securities or similar sources.
The asset diversification requirement will be satisfied if the Fund meets certain asset composition requirements at the end of each quarter of the Fund’s tax year. Failure to meet those requirements may result in the Fund’s having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of the Fund’s investments are expected to be in securities for which there will likely be no active public market, any such dispositions could be made at disadvantageous prices and could result in substantial losses.
If the Fund fails to qualify for RIC tax treatment for any reason and remain or become subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.
The Fund may have difficulty paying the Fund’s required distributions if the Fund recognizes income before or without receiving cash representing such income.
For federal income tax purposes, the Fund will include in income certain amounts that the Fund has not yet received in cash, such as OID or market discount, which may arise if the Fund acquires a debt security at a significant discount to par, or PIK interest, which represents contractual interest added to the principal amount of a debt security and due at the maturity of the debt security. The Fund also may be required to include in income certain other amounts that the Fund has not yet, and may not ever, receive in cash. The Fund’s investments in PIK interest may represent a higher credit risk than loans for which interest must be paid in full in cash on a regular basis. For example, even if the accounting conditions for income accrual are met, the issuer of the security could still default when the Fund’s actual collection is scheduled to occur upon maturity of the obligation.
Since, in certain cases, the Fund may recognize income before or without receiving cash representing such income, the Fund may have difficulty meeting the annual distribution requirement necessary to maintain RIC tax treatment under the Code.
Accordingly, the Fund may have to sell some of the Fund’s investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. Market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash. Further, the interest rates on PIK loans may be higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
The Fund’s cash distributions to Shareholders may change and a portion of the Fund’s distributions to Shareholders may be a return of capital.
The amount of the Fund’s cash distributions may increase or decrease at the discretion of the Board, based upon its assessment of the amount of income generated, the amount of cash available to the Fund for this purpose and other factors. Unless the Fund is able to generate sufficient cash through the successful implementation of the Fund’s investment strategy, the Fund may not be able to sustain a given level of distributions and may need to reduce the level of the Fund’s cash distributions in the future. Further, to the extent that the portion of the cash generated from the Fund’s investments that is recorded as interest income for financial reporting purposes is less than the amount of the Fund’s distributions, all or a portion of one or more of the Fund’s future distributions, if declared, may comprise a return of capital. Accordingly, Shareholders should not assume that the sole source of any of the Fund’s distributions is net investment income. See “— Risks Related to The Fund’s Investments — Prepayment Risk” and “— Any unrealized losses the Fund experiences on the Fund’s portfolio may be an indication of future realized losses, which could reduce the Fund’s income available for distribution or to make payments on the Fund’s other obligations.”
The Fund’s Shareholders may receive additional Shares as distributions, which could result in adverse tax consequences to them.
In order to satisfy certain annual distribution requirements to maintain RIC tax treatment under Subchapter M of the Code, the Fund may, if the Fund has the ability to, declare a large portion of a distribution in additional Shares instead of in cash even if a shareholder has opted out of participation in the DRIP. As per IRS guidance applicable to publicly offered RICs, as long as at least 20% of such distribution is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a shareholder generally would be subject to tax on 100% of the fair market value of the distribution on the date the distribution is received by the shareholder in the same manner as a cash distribution, even though most of the distribution was paid in Shares.
Because the Fund expects to distribute substantially all of the Fund’s ordinary income and net realized capital gains to the Fund’s Shareholders, the Fund may need additional capital to finance the acquisition of new investments and such capital may not be available on favorable terms, or at all.
In order to maintain the Fund’s RIC status, the Fund is required to distribute at least 90% of the sum of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. As a result, these earnings will not be available to fund new investments, and the Fund will need additional capital to fund growth in the Fund’s investment portfolio. If the Fund fails to obtain additional capital, the Fund could be forced to curtail or cease new investment activities, which could adversely affect the Fund’s business, operations and results. Even if available, if the Fund is not able to obtain such capital on favorable terms, it could adversely affect the Fund’s net investment income.
A disruption or downturn in the capital markets and the credit markets could impair the Fund’s ability to raise capital and negatively affect the Fund’s business.
The Fund may be materially affected by market, economic and political conditions globally and in the jurisdictions and sectors in which the Fund invests or operate, including conditions affecting interest rates and the availability of credit. Unexpected volatility, illiquidity, governmental action, currency devaluation or other events in the global markets in which the Fund directly or indirectly holds positions could impair the Fund’s ability to carry out the Fund’s business and could cause the Fund to incur substantial losses. These factors are outside the Fund’s control and could adversely affect the liquidity and value of the Fund’s investments, and may reduce the Fund’s ability to make attractive new investments.
In particular, economic and financial market conditions significantly deteriorated for a significant part of the past decade as compared to prior periods. Global financial markets experienced considerable declines in the valuations of equity and debt securities, an acute contraction in the availability of credit and the failure of a number of leading financial institutions. As a result, certain government bodies and central banks worldwide, including the U.S. Treasury Department and the U.S. Federal Reserve, undertook unprecedented intervention programs, the effects of which remain uncertain. Although certain financial markets have improved, to the extent economic conditions experienced during the past decade recur, they may adversely impact the Fund’s investments. Signs of deteriorating sovereign debt conditions in Europe and elsewhere and uncertainty regarding the U.S. economy more generally could lead to further disruption in the global markets. Trends and historical events do not imply, forecast or predict future events, and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances may vary significantly.
The Fund may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries with which the Fund interacts in the conduct of the Fund’s business.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
The Fund also may be subject to risk arising from a broad sell off or other shift in the credit markets, which may adversely impact the Fund’s income and NAV. In addition, if the value of the Fund’s assets declines substantially, the Fund may fail to maintain the minimum asset coverage imposed upon the Fund by the 1940 Act. See “— Risks Related to The Fund’s Investments — The Fund may leverage the Fund’s portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in the Fund” and “Regulation as a Closed-End Management Investment Company.” Any such failure would affect the Fund’s ability to issue preferred shares, debt securities and other senior securities, including borrowings, and may affect the Fund’s ability to pay distributions on the Fund’s equity, which could materially impair the Fund’s business operations. The Fund’s liquidity could be impaired further by an inability to access the capital markets or to obtain additional debt financing. For example, the Fund cannot be certain that it would be able to obtain debt financing on commercially reasonable terms, if at all. See “— If the Fund is unable to obtain, and/or refinance debt capital, the Fund’s business could be materially adversely affected.” In previous market cycles, many lenders and institutional investors have previously reduced or ceased lending to borrowers. In the event of such type of market turmoil and tightening of credit, increased market volatility and widespread reduction of business activity could occur, thereby limiting the Fund’s investment opportunities. Moreover, the Fund is unable to predict when economic and market conditions may be favorable in future periods. Even if market conditions are broadly favorable over the long term, adverse conditions in particular sectors of the financial markets could adversely impact the Fund’s business.
If the Fund is unable to obtain and/or refinance debt capital, the Fund’s business could be materially adversely affected.
The Fund may obtain debt financing in order to obtain funds to make additional investments and grow the Fund’s portfolio of investments. Such debt capital may take the form of a term credit facility with a fixed maturity date or other fixed term instruments, and the Fund may be unable to extend, refinance or replace such debt financings prior to their maturity. If the Fund is unable to obtain or refinance debt capital on commercially reasonable terms, the Fund’s liquidity will be lower than it would have been with the benefit of such financings, which would limit the Fund’s ability to grow the Fund’s business. In addition, holders of the Fund’s Shares would not benefit from the potential for increased returns on equity that incurring leverage creates. Any such limitations on the Fund’s ability to grow and take advantage of leverage may decrease the Fund’s earnings, if any, and distributions to Shareholders. In addition, in such event, the Fund may need to liquidate certain of the Fund’s investments, which may be difficult to sell if required, meaning that the Fund may realize significantly less than the value at which the Fund has recorded the Fund’s investments. Furthermore, to the extent the Fund is not able to raise capital and are at or near the Fund’s targeted leverage ratios, the Fund may receive smaller allocations, if any, on new investment opportunities under the Adviser’s allocation policy.
Debt capital that is available to the Fund in the future, if any, including upon the refinancing of then-existing debt prior to its maturity, may be at a higher cost and on less favorable terms and conditions than costs and other terms and conditions at which the Fund can currently obtain debt capital. In addition, if the Fund is unable to repay amounts outstanding under any such debt financings and are declared in default or are unable to renew or refinance these debt financings, the Fund may not be able to make new investments or operate the Fund’s business in the normal course. These situations may arise due to circumstances that the Fund may be unable to control, such as lack of access to the credit markets, a severe decline in the value of the U.S. dollar, an economic downturn or an operational problem that affects third parties or the Fund, and could materially damage the Fund’s business.
The Fund may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.
The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund can invest a greater portion of the Fund’s assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. In particular, because the Fund’s portfolio of investments may lack diversification among the issuers of securities and related investments, the Fund is susceptible to a risk of significant loss if one or more of these issuers and related investments experience a high level of defaults on the collateral that they hold.
Regulations governing the Fund’s operation as a registered closed-end management investment company affect the Fund’s ability to raise additional capital and the way in which the Fund does so. The raising of debt capital may expose the Fund to risks, including the typical risks associated with leverage.
Under the provisions of the 1940 Act, the Fund is permitted, as a registered closed-end management investment company, to issue senior securities (including debt securities, preferred shares and/or borrowings from banks or other financial institutions); provided the Fund meets certain asset coverage requirements (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred shares under current law). See “— Risks Related to The Fund’s Investments — The Fund may leverage the Fund’s portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in the Fund” for details concerning how asset coverage is calculated. If the value of the Fund’s assets declines, the Fund may be unable to satisfy this test. If that happens, the Fund may be required to sell a portion of the Fund’s investments and, depending on the nature of the Fund’s leverage, repay a portion of the Fund’s indebtedness at a time when such sales or redemptions may be disadvantageous. Also, any amounts that the Fund uses to service or repay the Fund’s indebtedness would not be available for distributions to the Fund’s Shareholders.
The Fund is not generally able to issue and sell Shares at a price below the then current NAV per share (exclusive of any distributing commission or discount). The Fund may, however, sell Shares at a price below the then current NAV per share (1) in connection with a rights offering to the Fund’s existing Shareholders, (2) with the consent of the majority of the Fund’s Shareholders, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit.
Significant Shareholders may control the outcome of matters submitted to the Fund’s Shareholders or adversely impact the Fund and the Fund’s Shareholders.
To the extent any shareholder, individually or acting together with other Shareholders, controls a significant number of the Fund’s voting securities (as defined in the 1940 Act) or any class of voting securities, they may have the ability to control the outcome of matters submitted to the Fund’s Shareholders for approval, including the election of Trustees and any merger, consolidation or sale of all or substantially all of the Fund’s assets, and may cause actions to be taken that you may not agree with or that are not in your interests or those of other securityholders.
The Adviser has entered into, and may in the future enter into additional, business arrangements with certain of the Fund’s shareholders, including granting indirect ownership in limited liability company interests in the Adviser. In such cases, such shareholders may have an incentive to vote Shares held by them in a manner that takes such arrangements into account (subject to any contractual voting restrictions or other similar arrangements). As a result of these relationships and separate business activities, the Adviser has conflicts of interest in allocating management time, services and functions among the Fund, other advisory clients and other business activities.
The Fund is subject to the risk of legislative and regulatory changes impacting the Fund’s business or the markets in which the Fund invests.
Legal and regulatory changes. Legal and regulatory changes could occur and may adversely affect the Fund and the Fund’s ability to pursue the Fund’s investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the CFTC, the SEC, the U.S. Federal Reserve, other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this prospectus and may result in the Fund’s investment focus shifting from the areas of expertise of the members of the investment team to other types of investments in which the investment team may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on the Fund’s results of operations and the value of your investment.
Derivatives Investments. The derivatives investments in which the Fund may invest are subject to comprehensive statutes, regulations and margin requirements. In particular, certain provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act, or the “Dodd-Frank Act,” require certain standardized derivatives to be cleared through a central counterparty and executed on a regulated market, which may result in increased margin requirements and costs for the Fund. The CFTC, SEC, and other federal regulators established minimum margin requirements on certain uncleared derivatives which may result in the Fund and the Fund’s counterparties posting higher margin amounts for uncleared derivatives.
In addition, the Adviser with respect to the Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” with the CFTC and the NFA, which regulate trading in the futures markets. Pursuant to CFTC Regulation 4.5, the Adviser and the Fund are not subject to regulation as a commodity pool or commodity pool operator under the CEA. If the Adviser or the Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses.
Under SEC Rule 18f-4, related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies, the Fund is permitted to enter into derivatives and other transactions that create future payment or delivery obligations, including short sales, notwithstanding the senior security provisions of the 1940 Act if the Fund complies with certain value-at-risk leverage limits and derivatives risk management program and board oversight and reporting requirements or comply with a “limited derivatives users” exception. Rule 18f-4 also permits the Fund to enter into reverse repurchase agreements or similar financing transactions notwithstanding the senior security provisions of the 1940 Act if the Fund aggregates the amount of indebtedness associated with the Fund’s reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratios as discussed above or treat all such transactions as Derivative Transactions for all purposes under Rule 18f-4. In addition, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time the Fund enters into such agreement, that the Fund will have sufficient cash and cash equivalents to meet the Fund’s obligations with respect to all such agreements as they come due. The Fund cannot predict the effects of these requirements. The Adviser intends to monitor developments and seek to manage the Fund’s assets in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require its direct participants (which generally would be a bank or broker-dealer) to submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which the direct participant is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services.
The Treasury repo transactions of registered funds with any direct participants of a CCA will be subject to the mandatory clearing requirement. Currently, the Fixed Income Clearing Corporation (“FICC”) is the only CCA for U.S. Treasury securities.
Market participants, absent an exemption, will be required to clear Treasury repo transactions under the rule as of June 30, 2026. The clearing mandate is expected to result in a Fund being required to clear all or substantially all of its Treasury repo transactions as of the compliance date, and a Fund may incur costs in connection with entering into new agreements (or amending existing agreements) with direct participants of a CCA and potentially other market participants and taking other actions to comply with the new requirements. In addition, upon the compliance date taking effect, the costs and benefits of entering into Treasury repo transactions to the Fund may be impacted as compared to Treasury repo transactions the Fund may enter prior to the compliance date. The Adviser will monitor developments in the Treasury repo transactions market as the implementation period progresses.
Loan Securitizations. Section 619 of the Dodd-Frank Act, commonly referred to as the “Volcker Rule,” generally prohibits, subject to certain exemptions, covered banking entities from engaging in proprietary trading or sponsoring, or acquiring or retaining an ownership interest in, a hedge fund or private equity fund, or “covered funds,” (which have been broadly defined in a way which could include many CLOs). Given the limitations on banking entities investing in CLOs that are covered funds, the Volcker Rule may adversely affect the market value or liquidity of any or all of the investments held by the Fund. Although the Volcker Rule and the implementing rules exempt “loan securitizations” from the definition of covered fund, not all CLOs will qualify for this exemption.
In June 2020, the five federal agencies responsible for implementing the Volcker Rule adopted amendments to the Volcker Rule’s implementing regulations, including changes relevant to the treatment of securitizations (the “Volcker Changes”). Among other things, the Volcker Changes ease certain aspects of the “loan securitization” exclusion, create additional exclusions from the “covered fund” definition, and narrow the definition of “ownership interest” to exclude certain “senior debt interests.” Also, under the Volcker Changes, a debt interest would no longer be considered an “ownership interest” solely because the holder has the right to remove or replace the manager following a cause-related default. The Volcker Changes were effective October 1, 2020. It is currently unclear how, or if, the Volcker Changes will affect the CLO securities in which the Fund invests.
U.S. Risk Retention. In October 2014, six federal agencies (the Federal Deposit Insurance Corporation, or the “FDIC,” the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development and the Federal Housing Finance Agency) adopted joint final rules implementing certain credit risk retention requirements contemplated in Section 941 of the Dodd-Frank Act, or the “Final U.S. Risk Retention Rules.” These rules were published in the Federal Register on December 24, 2014. With respect to the regulation of CLOs, the Final U.S. Risk Retention Rules require that the “sponsor” or a “majority owned affiliate” thereof (in each case as defined in the rules), will retain an “eligible vertical interest” or an “eligible horizontal interest” (in each case as defined therein) or any combination thereof in the CLO in the manner required by the Final U.S. Risk Retention Rules.
The Final U.S. Risk Retention Rules became fully effective on December 24, 2016, or the “Final U.S. Risk Retention Effective Date,” and to the extent applicable to CLOs, the Final U.S. Risk Retention Rules contain provisions that may adversely affect the return of the Fund’s investments. On February 9, 2018, a three judge panel of the United States Court of Appeals for the District of Columbia Circuit, or the “DC Circuit Court,” rendered a decision in The Loan Syndications and Trading Association v. Securities and Exchange Commission and Board of Governors of the Federal Reserve System, No. 1:16-cv-0065, in which the DC Circuit Court held that open market CLO collateral managers are not “securitizers” subject to the requirements of the Final U.S. Risk Retention Rules, or the “DC Circuit Ruling.” Thus, collateral managers of open market CLOs are no longer required to comply with the Final U.S. Risk Retention Rules at this time. As such, it is possible that some collateral managers of open market CLOs will decide to dispose of the notes (or cause their majority owned affiliates to dispose of the notes) constituting the “eligible vertical interest” or “eligible horizontal interest” they were previously required to retain, or decide to take other action with respect to such notes that is not otherwise prohibited by the Final U.S. Risk Retention Rules. To the extent either the underlying collateral manager or its majority-owned affiliate divests itself of such notes, this will reduce the degree to which the relevant collateral manager’s incentives are aligned with those of the noteholders of the CLO (which may include the Fund as a CLO noteholder), and could influence the way in which the relevant collateral manager manages the CLO assets and/or makes other decisions under the transaction documents related to the CLO in a manner that is adverse to the Fund.
There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the Final U.S. Risk Retention Rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs. The ultimate impact of the Final U.S. Risk Retention Rules on the loan securitization market and the leveraged loan market generally remains uncertain, and any negative impact on secondary market liquidity for securities comprising a CLO may be experienced due to the effects of the Final U.S. Risk Retention Rules on market expectations or uncertainty, the relative appeal of other investments not impacted by the Final U.S. Risk Retention Rules and other factors.
EU/UK Risk Retention. The securitization industry in both European Union (“EU”) and the United Kingdom (“UK”) has also undergone a number of significant changes in the past few years. Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardized securitization (as amended by Regulation (EU) 2021/557 and as further amended from time to time, the “EU Securitization Regulation”) applies to certain specified EU investors, and Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardised securitization in the form in effect on 31 December 2020 (which forms part of UK domestic law by virtue of the European Union (Withdrawal) Act 2018 (as amended, the “EUWA”)) (as amended by the Securitization (Amendment) (EU Exit) Regulations 2019 and as further amended from time to time, the “UK Securitization Regulation” and, together with the EU Securitization Regulation, the “Securitization Regulations”) applies to certain specified UK investors, in each case, who are investing in a “securitisation” (as such term is defined under each Securitization Regulation).
The due diligence requirements of Article 5 of the EU Securitization Regulation (the “EU Due Diligence Requirements”) apply to each investor that is an “institutional investor” (as such term is defined in the EU Securitization Regulation), being an investor which is one of the following: (a) an insurance undertaking as defined in Directive 2009/138/EC of the European Parliament and of the Council of 25 November 2009 on the taking-up and pursuit of the business of Insurance and Reinsurance (Solvency II) (recast) (“Solvency II”); (b) a reinsurance undertaking as defined in Solvency II; (c) subject to certain conditions and exceptions, an institution for occupational retirement provision falling within the scope of Directive (EU) 2016/2341 of the European Parliament and of the Council of 14 December 2016 on the activities and supervision of institutions for occupational retirement provision (IORPs) (the “IORP Directive”), or an investment manager or an authorised entity appointed by an institution for occupational retirement provision pursuant to the IORP Directive; (d) an alternative investment fund manager (“AIFM”) as defined in Directive 2011/61/EU of the European Parliament and of the Council of 8 June 2011 on Alternative Investment Fund Managers that manages and/or markets alternative investment funds in the EU; (e) an undertaking for the collective investment in transferable securities (“UCITS”) investment manager, as defined in Directive 2009/65/EC of the European Parliament and of the Council of 13 July 2009 on the coordination of laws, regulations and administrative provisions relating to undertakings for collective investment in transferable securities (UCITS) (the “UCITS Directive”); (f) an internally managed UCITS, which is an investment company authorised in accordance with the UCITS Directive and which has not designated an investment manager authorised under the UCITS Directive for its management; or (g) a credit institution as defined in Regulation (EU) No 575/2013 of the European Parliament and of the Council of 26 June 2013 on prudential requirements for credit institutions and investment firms (the “CRR”) for the purposes of the CRR, or an investment firm as defined in the CRR, in each case, such investor an “EU Institutional Investor.”
The due diligence requirements of Article 5 of the UK Securitization Regulation (the “UK Due Diligence Requirements” and, together with the EU Due Diligence Requirements, the “Due Diligence Requirements”) apply to each investor that is an “institutional investor” (as such term is defined in the UK Securitization Regulation), being an investor which is one of the following: (a) an insurance undertaking as defined in the Financial Services and Markets Act 2000 (as amended, the “FSMA”); (b) a reinsurance undertaking as defined in the FSMA; (c) an occupational pension scheme as defined in the Pension Schemes Act 1993 that has its main administration in the UK, or a fund manager of such a scheme appointed under the Pensions Act 1995 that, in respect of activity undertaken pursuant to that appointment, is authorised under the FSMA; (d) an AIFM (as defined in the Alternative Investment Fund Managers Regulations 2013 (the “AIFM Regulations”)) which markets or manages AIFs (as defined in the AIFM Regulations) in the UK; (e) an investment manager as defined in the FSMA; (f) a UCITS as defined by the FSMA, which is an authorised open ended investment company as defined in the FSMA; (g) a FCA investment firm as defined by the CRR as it forms part of UK domestic law by virtue of EUWA (the “UK CRR”); or (h) a CRR investment firm as defined in the UK CRR, in each case, such investor a “UK Institutional Investor” and, such investors together with EU Institutional Investors, “Institutional Investors.”
Among other things, the applicable Due Diligence Requirements require that prior to holding a “securitisation position” (as defined in each Securitization Regulation) an Institutional Investor (other than the originator, sponsor or original lender) has verified that:
(1)
the originator, sponsor or original lender will retain on an ongoing basis a material net economic interest which, in any event, shall be not less than five per cent. in the securitization, determined in accordance with Article 6 of the applicable Securitization Regulation, and has disclosed the risk retention to such Institutional Investor;

(2)
(in the case of each EU Institutional Investor only) the originator, sponsor or securitization special purpose entity (“SSPE”) has, where applicable, made available the information required by Article 7 of the EU Securitization Regulation in accordance with the frequency and modalities provided for thereunder;

(3)	(in the case of each UK Institutional Investor only) the originator, sponsor or SSPE:
(i)
if established in the UK has, where applicable, made available the information required by Article 7 of the UK Securitization Regulation (the “UK Transparency Requirements”) in accordance with the frequency and modalities provided for thereunder; or

(ii)
if established in a country other than the UK, where applicable, made available information which is substantially the same as that which it would have made available under the UK Transparency Requirements if it had been established in the UK, and has done so with such frequency and modalities as are substantially the same as those with which it would have made information available under the UK Transparency Requirements if it had been established in the UK; and

(4)
in the case of each Institutional Investor, where the originator or original lender either (i) is not a credit institution or an investment firm (each as defined in the applicable Securitization Regulation) or (ii) is established in a third country (being (x) in respect of the EU Securitization Regulation, a country other than an EU member state, or (y) in respect of the UK Securitization Regulation, a country other than the UK), the originator or original lender grants all the credits giving rise to the underlying exposures on the basis of sound and well-defined criteria and clearly established processes for approving, amending, renewing and financing those credits and has effective systems in place to apply those criteria and processes in order to ensure that credit-granting is based on a thorough assessment of the obligor’s creditworthiness.

The Due Diligence Requirements further require that prior to holding a securitisation position, an Institutional Investor, other than the originator, sponsor or original lender, carry out a due diligence assessment which enables it to assess the risks involved, including but not limited to (a) the risk characteristics of the individual securitisation position and the underlying exposures; and (b) all the structural features of the securitization that can materially impact the performance of the securitisation position, including the contractual priorities of payment and priority of payment-related triggers, credit enhancements, liquidity enhancements, market value triggers, and transaction-specific definitions of default.
In addition, pursuant to the applicable Due Diligence Requirements, while holding a securitization position, an Institutional Investor, other than the originator, sponsor or original lender, is subject to various ongoing monitoring obligations, including but not limited to: (a) establishing appropriate written procedures to monitor compliance with the Due Diligence Requirements and the performance of the securitisation position and of the underlying exposures; (b) performing stress tests on the cash flows and collateral values supporting the underlying exposures or, in the absence of sufficient data on cash flows and collateral values, stress tests on loss assumptions, having regard to the nature, scale and complexity of the risk of the securitisation position;
(c) ensuring internal reporting to its management body so that the management body is aware of the material risks arising from the securitisation position and so that those risks are adequately managed; and (d) being able to demonstrate to its competent authorities, upon request, that it has a comprehensive and thorough understanding of the securitisation position and underlying exposures and that it has implemented written policies and procedures for the risk management of the securitisation position and for maintaining records of (i) the verifications and due diligence in accordance with the applicable Due Diligence Requirements and (ii) any other relevant information.
Any Institutional Investor that fails to comply with the applicable Due Diligence Requirements in respect of a securitization position which it holds may become subject to a range of regulatory sanctions including, in the case of a credit institution, investment firm, insurer or reinsurer, a punitive regulatory capital charge with respect to such securitization position, or, in certain other cases, a requirement to take corrective action.
CLOs issued in Europe are generally structured in compliance with the Securitization Regulations so that prospective investors subject to the Securitization Regulations can invest in compliance with such requirements. To the extent a CLO is structured in compliance with the Securitization Regulations, the Fund’s ability to invest in the residual tranches of such CLOs could be limited, or the Fund could be required to hold the Fund’s investment for the life of the CLO. If a CLO has not been structured to comply with the Securitization Regulations, it will limit the ability of Institutional Investors to purchase CLO securities, which may adversely affect the price and liquidity of the securities (including the residual tranche) in the secondary market. Additionally, the Securitization Regulations and any regulatory uncertainty in relation thereto may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of the Fund’s investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance of their collateral obligations, either of which developments could increase defaulted obligations above historic levels.
Japanese Risk Retention. The Japanese Financial Services Agency (the “JFSA”) published a risk retention rule as part of the regulatory capital regulation of certain categories of Japanese investors seeking to invest in securitization transactions (the “JRR Rule”). The JRR Rule mandates an “indirect” compliance requirement, meaning that certain categories of Japanese investors will be required to apply higher risk weighting to securitization exposures they hold unless the relevant originator commits to hold a retention interest equal to at least 5% of the exposure of the total underlying assets in the transaction (the “Japanese Retention Requirement”) or such investors determine that the underlying assets were not “inappropriately originated.” The Japanese investors to which the JRR Rule applies include banks, bank holding companies, credit unions (shinyo kinko), credit cooperatives (shinyo kumiai), labor credit unions (rodo kinko), agricultural credit cooperatives (nogyo kyodo kumiai), ultimate parent companies of large securities companies and certain other financial institutions regulated in Japan (such investors, “Japanese Affected Investors”). Such Japanese Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the Japanese Retention Requirement.
The JRR Rule became effective on March 31, 2019. At this time, there are a number of unresolved questions and no established line of authority, precedent or market practice that provides definitive guidance with respect to the JRR Rule, and no assurances can be made as to the content, impact or interpretation of the JRR Rule. In particular, the basis for the determination of whether an asset is “inappropriately originated” remains unclear and, therefore, unless the JFSA provides further specific clarification, it is possible that CLO securities the Fund has purchased may contain assets deemed to be “inappropriately originated” and, as a result, may not be exempt from the Japanese Retention Requirement. The JRR Rule or other similar requirements may deter Japanese Affected Investors from purchasing CLO securities, which may limit the liquidity of CLO securities and, in turn, adversely affect the price of such CLO securities in the secondary market. Whether and to what extent the JFSA may provide further clarification or interpretation as to the JRR Rule is unknown.
Private Funds Rule. The SEC recently adopted new and amended rules under the Investment Advisers Act of 1940, as amended, that will significantly reform the scope of reporting, disclosure and other obligations imposed on investment advisers to private funds. These requirements may increase the cost of doing business for the Fund (and thereby decrease the value of a shareholder’s interest in the Fund over time) and/or adversely affect the issuers in which the Fund invests. The effects of these requirements on the Fund and the extent of such effects cannot be predicted at this time.
Sanctions.
The Fund’s operations are or may become subject to economic sanctions laws and regulations of various jurisdictions. At any given time, whether under applicable law, by contractual commitment or as a voluntary risk management measure, the Fund may be required, or elect, to comply with various sanctions programs, including but not limited to, the Specially Designated Nationals and Blocked Persons List, the Chinese Military Companies Sanctions, and Sectoral Sanctions programs administered by OFAC, the sanctions regimes administered by subsidiary organs of the United Nations Security Council, the Sanctions Orders of the Cayman Islands (including sanctions regimes of the government of the United Kingdom as extended to the Cayman Islands from time to time by statutory instrument), and the Restrictive Measures adopted by the European Union. Some sanctions that may apply to the Fund prohibit or restrict dealings with particular identified persons. Other potentially applicable sanctions programs broadly prohibit or restrict dealings in certain countries or territories or with individuals and entities located in such countries or territories. Furthermore, sanctions may lead to events of default under financing arrangements and other third party arrangements. In addition to such current sanctions, additional sanctions may be imposed in the future. Such sanctions may be imposed with little or no advance warning or “safe harbor” for compliance and may be ambiguous, including as to the scope of financial activities that regulators may ultimately deem to be covered by the sanctions.
Depending on the scope and duration of a particular sanctions program, compliance by the Fund may result in a material adverse effect on the Fund. The Adviser and the Fund may be subject to heightened or targeted regulatory scrutiny and information requests as a result of such sanctions. If the Adviser or the Fund were to violate or be deemed in violation of any such sanction, it could face significant legal and monetary penalties. Sanctions may negatively impact the Fund’s ability to effectively implement its investment strategy and have a material adverse impact on the Fund’s investments in various ways, including by preventing or inhibiting the Fund from making certain investments, forcing the Fund to divest from investments previously made, and leading to substantial reductions in the revenues, profits and value of the Fund’s investments. Finally, sanctions may have broader economic implications, such as influencing the price of certain commodities, which may have adverse effects on inflation and the value of the U.S. dollar, which may adversely affect investment objectives and strategies of the Fund.
The SEC staff could modify its position on certain non-traditional investments, including investments in structured finance securities and funds and other investment vehicles.
The staff of the SEC from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in structured finance securities and investments in certain types of funds and other investment vehicles. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in certain securities could adversely impact the Fund’s ability to implement the Fund’s investment strategy and/or the Fund’s ability to raise capital through public offerings, or could cause the Fund to take certain actions that may result in an adverse impact on Shareholders, the Fund’s financial condition and/or the Fund’s results of operations. The Fund is unable at this time to assess the likelihood or timing of any such regulatory development.

General Risk Factors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risk Factors
General Economic and Financial Conditions May Negatively Affect the Fund’s Investment Activity.
The success of any investment activity is influenced by general economic and financial conditions that may affect the level and volatility of equity prices, interest rates and the extent and timing of investor participation in the markets for both equity and interest-rate-sensitive securities. Unexpected volatility, illiquidity, governmental action, currency devaluation or other events in the global markets in which the Fund directly or indirectly holds positions could impair the Fund’s ability to carry out its business and could cause the Fund (and therefore the Funds) to incur substantial losses.
Inflation.
Inflation and rapid fluctuations in inflation rates, as has recently occurred in the U.S., have had in the past, and may in the future have, negative effects on economies and financial markets. Wage and price controls have been imposed at times in certain countries in an attempt to control inflation, which could significantly affect the operation of the issuers of securities or other investments in which the Fund invests. Governmental efforts to curb inflation often have negative effects on the level of economic activity. As such, inflation and rapid fluctuations in inflation rates can adversely affect the financial performance of the Fund (and therefore the Funds). In addition, the market value of the Fund’s investments may decline in times of higher inflation rates given that the most commonly used methodologies for valuing investments (e.g., discounted cash flow analysis) are sensitive to rising inflation and real interest rates. There can be no assurance that inflation will not continue to be a serious problem and have an adverse impact on the performance of the Fund (and therefore the Funds) and its investments. Were significant inflation to continue, the effect on the Adviser’s strategy could be materially adverse.
Terrorist actions, natural disasters, outbreaks or pandemics may disrupt the market and impact the Fund’s operations.
Terrorist acts, acts of war, natural disasters, outbreaks or pandemics may disrupt the Fund’s operations, as well as the operations of the businesses in which the Fund invests. Such acts have created, and continue to create, economic and political uncertainties and have contributed to global economic instability. For example, many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, SARS and COVID-19.
Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. The responses to viral illnesses outbreaks have varied as has their impact on human health, local economies and the global economy, and it is impossible at the outset of any such outbreak to estimate accurately what the ultimate impact of any such outbreak will be. Protective measures taken by governments and the private sector to mitigate the spread of such illness, including travel restrictions and outright bans, quarantines, and work-at-home arrangements, and the spread of any such illness within the Fund’s offices and the offices of the Fund’s service providers, could seriously impair the Fund’s operational capabilities, potentially harming the Fund’s business and the Fund’s operating results.
Cybersecurity Risk.
As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund and personally identifiable information of the Shareholders. Similarly, service providers of the Adviser and the Fund may process, store and transmit such information. The Adviser has procedures and systems in place that it believes are reasonably designed to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to the Adviser may be susceptible to compromise, leading to a breach of the Adviser’s network. The Adviser’s systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats. On-line services provided by the Adviser may also be susceptible to compromise. Breach of the Adviser’s information systems may cause information relating to the transactions of the Fund and personally identifiable information of the Shareholders to be lost or improperly accessed, used or disclosed.
The service providers of the Adviser and the Fund are subject to the same electronic information security threats as the Adviser. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the transactions of the Fund and personally identifiable information of the Shareholders may be lost or improperly accessed, used or disclosed.
The loss or improper access, use or disclosure of the Adviser’s or the Fund’s proprietary information may cause the Adviser or the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a material adverse effect on the Fund.

Other Risks of the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks of the Fund
Shares Not Listed; No Market for Shares. The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.
Closed-end Interval Fund; Liquidity Risk. The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. You should not invest in the Fund if you need a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. If Shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional number of Shares not to exceed 2% of the outstanding Shares of the Fund on the repurchase request deadline (i.e., the date by which Shareholders can tender their Shares in response to a repurchase offer) (the “Repurchase Request Deadline”). In connection with any given repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Repurchase Risks. As described under “Repurchases of Shares,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. See “Repurchases of Shares.”
Substantial Repurchases. Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the net asset value of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain more liquid investments, the Fund will thereafter hold a larger proportion of its assets in illiquid investments. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.
Possible Exclusion of a Shareholder Based on Certain Detrimental Effects. The Fund may repurchase and/or redeem Shares in accordance with the terms of its Agreement and Declaration of Trust and subject to the 1940 Act and the rules thereunder, including Rules 23c-1 and 23c-2, held by a Shareholder or other person acquiring Shares from or through a Shareholder, if:
•
ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•
continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

•	any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;
•
the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the U.S. Bank Holding Company Act of 1956, as amended, certain Federal Communications Commission regulations, or ERISA (as hereinafter defined) (collectively, “Special Laws or

Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares;

•	the beneficial owner’s estate submits a tender request and proof of owner’s death; or
•	the disabled beneficial owner’s legal representative submits tender request and proof of qualified disability.
The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.
Distribution Payment Risk. The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s and the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.
Assumption of Business, Terrorism and Catastrophe Risks. The Fund may be subject to the risk of loss arising from direct or indirect exposure to various catastrophic events, including the following: hurricanes, earthquakes and other natural disasters (which may be caused, or enhanced in frequency and severity, by climate change factors); war, terrorism and other armed conflicts; social or political unrest; cyberterrorism; major prolonged power outages or network interruptions; and public health crises, including infectious disease outbreaks, epidemics and pandemics. To the extent that any such event occurs and has a material effect on global financial markets or specific markets or issuers in which the Fund invests (or has a material negative impact on the operations of the Adviser), the risks of loss can be substantial and could have a material adverse effect on the Fund. Furthermore, any such event may also adversely impact one or more individual Shareholder’s financial condition, which could result in substantial repurchase requests by such Shareholder as a result of their individual liquidity situations and irrespective of the Fund’s performance.
Risks Associated with the Fund Distribution Policy. The Fund intends to make regular distributions. Currently, in order to maintain a relatively stable level of distributions, the Fund may pay out less than all of its net investment income to the extent consistent with maintaining its ability to be subject to tax as a RIC under the Code, pay out undistributed income from prior months, return capital in addition to current period net investment income or borrow money to fund distributions. The distributions for any full or partial calendar year might not be made in equal amounts, and one distribution may be larger than the other. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital, which would reduce the NAV of the Shares and, over time, potentially increase the Fund’s expense ratio. If a distribution constitutes a return of capital, it means that the Fund is returning to Shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.
There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a Shareholder’s tax basis in such Shareholder’s Shares. When a Shareholder sells Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Shares. To the extent that the amount of any return of capital distribution exceeds a Shareholder’s tax basis in Shares, such excess generally will be treated as gain from a sale or exchange of the shares.
If the Fund elects to issue preferred shares and/or notes or other forms of indebtedness, its ability to make distributions to its common shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s preferred shares, notes or other indebtedness.

Offiering Price [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of the offering price
Purchase Price [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of original purchase price
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to Shares
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Management Fees [Percent]	[4],[5]	2.17%
Interest Expenses on Borrowings [Percent]	[5],[6]	1.12%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[5]	0.00%
Other Annual Expense 2 [Percent]	[5]	0.00%
Other Annual Expense 3 [Percent]	[5]	0.93%
Other Annual Expenses [Percent]	[5],[7]	0.93%
Total Annual Expenses [Percent]	[5]	4.22%
Waivers and Reimbursements of Fees [Percent]	[5],[8]	(0.44%)
Net Expense over Assets [Percent]	[5],[8]	3.78%
Expense Example, Year 01		$ 38
Expense Example, Years 1 to 3		119
Expense Example, Years 1 to 5		202
Expense Example, Years 1 to 10		$ 417
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class I
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]			10,000
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Management Fees [Percent]	[4],[5]	2.17%
Interest Expenses on Borrowings [Percent]	[5],[6]	1.12%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[5]	0.50%
Other Annual Expense 2 [Percent]	[5]	0.00%
Other Annual Expense 3 [Percent]	[5]	0.93%
Other Annual Expenses [Percent]	[5],[7]	1.43%
Total Annual Expenses [Percent]	[5]	4.72%
Waivers and Reimbursements of Fees [Percent]	[5],[8]	(0.44%)
Net Expense over Assets [Percent]	[5],[8]	4.28%
Expense Example, Year 01		$ 72
Expense Example, Years 1 to 3		160
Expense Example, Years 1 to 5		249
Expense Example, Years 1 to 10		$ 475
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class A
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]
Class C [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	1.00%
Management Fees [Percent]	[4],[5]	2.17%
Interest Expenses on Borrowings [Percent]	[5],[6]	1.12%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[5]	0.75%
Other Annual Expense 2 [Percent]	[5]	0.25%
Other Annual Expense 3 [Percent]	[5]	0.93%
Other Annual Expenses [Percent]	[5],[7]	1.93%
Total Annual Expenses [Percent]	[5]	5.22%
Waivers and Reimbursements of Fees [Percent]	[5],[8]	(0.44%)
Net Expense over Assets [Percent]	[5],[8]	4.78%
Expense Example, Year 01		$ 48
Expense Example, Years 1 to 3		148
Expense Example, Years 1 to 5		248
Expense Example, Years 1 to 10		$ 499
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class C
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]
Class T [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1],[9]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Management Fees [Percent]	[4],[5]	2.17%
Interest Expenses on Borrowings [Percent]	[5],[6]	1.12%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[5]	0.75%
Other Annual Expense 2 [Percent]	[5]	0.00%
Other Annual Expense 3 [Percent]	[5]	0.93%
Other Annual Expenses [Percent]	[5],[7]	1.68%
Total Annual Expenses [Percent]	[5]	4.97%
Waivers and Reimbursements of Fees [Percent]	[5],[8]	(0.44%)
Net Expense over Assets [Percent]	[5],[8]	4.53%
Expense Example, Year 01		$ 45
Expense Example, Years 1 to 3		141
Expense Example, Years 1 to 5		237
Expense Example, Years 1 to 10		$ 479
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class T
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]
Class U [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1],[9]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Management Fees [Percent]	[4],[5]	2.17%
Interest Expenses on Borrowings [Percent]	[5],[6]	1.12%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[5]	0.75%
Other Annual Expense 2 [Percent]	[5]	0.00%
Other Annual Expense 3 [Percent]	[5]	0.93%
Other Annual Expenses [Percent]	[5],[7]	1.68%
Total Annual Expenses [Percent]	[5]	4.97%
Waivers and Reimbursements of Fees [Percent]	[5],[8]	(0.44%)
Net Expense over Assets [Percent]	[5],[8]	4.53%
Expense Example, Year 01		$ 45
Expense Example, Years 1 to 3		141
Expense Example, Years 1 to 5		237
Expense Example, Years 1 to 10		$ 479
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class U
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]
Class U2 [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	2.50%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Management Fees [Percent]	[4],[5]	2.17%
Interest Expenses on Borrowings [Percent]	[5],[6]	1.12%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[5]	0.50%
Other Annual Expense 2 [Percent]	[5]	0.25%
Other Annual Expense 3 [Percent]	[5]	0.93%
Other Annual Expenses [Percent]	[5],[7]	1.68%
Total Annual Expenses [Percent]	[5]	4.97%
Waivers and Reimbursements of Fees [Percent]	[5],[8]	(0.44%)
Net Expense over Assets [Percent]	[5],[8]	4.53%
Expense Example, Year 01		$ 69
Expense Example, Years 1 to 3		163
Expense Example, Years 1 to 5		256
Expense Example, Years 1 to 10		$ 492
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class U-2
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]
Class C Shares Repurchased [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[10]	$ 58
Expense Example, Years 1 to 3	[10]	148
Expense Example, Years 1 to 5	[10]	248
Expense Example, Years 1 to 10	[10]	$ 499

[1]	Investors purchasing Class A Shares may be charged a sales load of up to 3.00% of the investment amount. Investors purchasing Class U-2 Shares may be charged a sales load of up to 2.50% of the investment amount. The table assumes the maximum sales load is charged. The Fund and/or a Selling Agent may, in its discretion, waive all or a portion of the sales load for certain investors.
[2]	Each holder of at least one full share will be able to “opt out” of the Fund’s dividend reinvestment plan (“DRIP”). The expenses of administering the DRIP are included in “Other expenses.” See “Distribution Reinvestment Plan.”
[3]	Class C Shares that have been held less than one year (365 days) from the purchase date will be subject to an early withdrawal charge of 1.00% of the original purchase price.
[4]	The Fund pays the Adviser the Management Fee in consideration of the investment advisory services that the Adviser provides to the Fund at the annual rate of 1.85% of the Fund’s Gross Assets. The Management Fee amount in the table above is greater than 1.85% because it is computed as a percentage of the Fund’s net assets for presentation therein pursuant to SEC requirements. The Adviser has contractually agreed to waive the Fund’s management fee in the amount of 0.375% of the Fund’s average daily Gross Assets on an annualized basis through the last day of the sixth full month following the Fund’s commencement of operations. The Adviser has also contractually agreed to waive the Fund’s management fee in the amount of 0.375% of the Fund’s average daily Gross Assets on an annualized basis through the last day of the twelfth full month following the Fund’s commencement of operations. See “Management — Management Fee.”
[5]	“Annual Fund Expenses” are estimated based on projected amounts for the Fund’s first full year of operations and assume that the Fund (i) raises approximately $750,000,000 in proceeds in its first full year resulting in estimated average net assets of approximately $400,000,000 during its first full year and (ii) incurs leverage in an amount equal to 17% of the Fund’s average net assets during its first full year.
[6]	“Interest expenses on borrowed funds” assumes the issuance of preferred shares and/or indebtedness in an amount equal to 17% of the Fund’s average net assets, including dividends and/or interest payable on such preferred shares and/or indebtedness at an assumed interest rate of 6.00%, which is based on comparable preferred and debt offerings with a similar borrower profile and includes the amortization of cost associated with obtaining borrowings and unused commitment fees. In the event that the Fund were to issue additional preferred shares or debt securities, the Fund’s borrowing costs, and correspondingly its total annual expenses, including, in the case of such preferred shares, the management fee as a percentage of the Fund’s net assets attributable to the Shares, would increase.
[7]	“Other expenses” includes the Fund’s overhead expenses, including payments under the Administration Agreement based on the Fund’s allocable portion of overhead and other expenses incurred by the Adviser and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. See “Management — The Administrator.” “Other expenses” also includes the ongoing expenses to the independent accountants and legal counsel of the Fund, compensation of Independent Trustees, tax compliance costs, transfer agent costs, valuation agent costs, printer costs, custody costs, insurance costs, organizational and offering costs, and cost and expenses relating to rating agencies. See “Fund Expenses.”
[8]	The Adviser has contractually agreed to reimburse expenses to limit total annual operating expenses (excluding management fees, distribution and/or servicing fees, investment-related expenses, borrowing costs, borrowing-related costs, taxes, brokerage expenses, litigation expenses, acquired fund fees and expenses, and extraordinary expenses) to no more than 0.80% of the Fund’s average daily Gross Assets. This contractual arrangement will remain in effect at least one year from the effective date of the Fund’s registration statement on Form N-2 unless the Fund’s Board of Trustees approves its earlier termination. The Adviser may recoup from the Fund any waived amount or reimbursed expenses with respect to the Fund pursuant to the Expense Limitation Agreement if such recoupment does not cause the Fund to exceed the current expense limit or the expense limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years from the date the amount was initially waived or reimbursed. The Adviser has contractually agreed to waive the Fund’s management fee in the amount of 0.375% of the Fund’s average daily Gross Assets on an annualized basis through the last day of the twelfth full month following the Fund’s commencement of operations.
[9]	While Class T and Class U Shares do not impose a front-end sales charge, if you purchase Class T or Class U Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. See “Plan of Distribution.”
[10]	The example should not be considered a representation of future returns or expenses, and actual returns and expenses may be greater or less than those shown. The example assumes that the estimated “other expenses” set forth in the Annual Fund Expenses table are accurate, and that all dividends and distributions are reinvested at NAV. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.